NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2020

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyholders of National Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Life Insurance Account indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Life Insurance Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Capital Appreciation Fund (1)	Franklin Templeton VIP Small Cap Value (1)
Alger Large Cap Growth Fund (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
Alger Small Cap Growth Fund (1)	Franklin Templeton VIP US Government (1)
AB VPS Growth and Income Fund (1)	Invesco I.O. V.I. Conservative Balanced Fund (1)
AB VPS International Growth Fund (1)	Invesco I.O. V.I. Global Strategic Income Fund (1)
AB VPS International Value Fund (1)	Invesco I.O. V.I. Main Street Small Cap Fund (1)
AB VPS Small Midcap Value Fund (1)	Invesco V.I. Health Care Fund (1)
AB VPS Value Fund (4)	Invesco V.I. Mid Cap Growth Fund (3)
American Century VP Disciplined Core Value Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
American Century VP Inflation Protection Portfolio (1)	Invesco V.I. Technology Fund (1)
American Century VP International Portfolio (1)	JP Morgan Insurance Trust Small Cap Core Portfolio (1)
American Century VP Ultra Portfolio (1)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (1)
American Century VP Value Portfolio (1)	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio (1)
DWS Equity 500 Index VIP Fund (1)	Morgan Stanley Investment Funds US Real Estate Portfolio (1)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Large Cap Value Portfolio (5)
DWS CROCI® US VIP (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
DWS Small Mid Cap Value Portfolio (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
Dreyfus VIF Appreciation Portfolio (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
Dreyfus VIF Opportunistic Small Cap Portfolio (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)
Dreyfus VIF Quality Bond Portfolio (2)	Oppenheimer Variable Account Funds Conservative Balanced/VA Fund (6)
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. (1)	Oppenheimer Variable Account Funds Global Strategic Income/VA Fund (6)

Fidelity VIP Equity Income Portfolio (1)	Oppenheimer Variable Account Funds Main Street Small Cap/VA Fund (6)
Fidelity VIP Growth Portfolio (1)	Touchstone Balanced (1)
Fidelity VIP High Income Portfolio (1)	Touchstone Bond (1)
Fidelity VIP Overseas Portfolio (1)	Touchstone Common Stock (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	Touchstone Small Company (1)
Fidelity VIP Index 500 II Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Value Strategies Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	T Rowe Price Personal Strategy Balanced (1)
Fidelity VIP Government Money Market Portfolio (1)	Van Eck VIPT Emerging Markets (1)
Franklin Templeton VIP Foreign Securities (1)	Van Eck VIPT Global Hard Assets (1)
Franklin Templeton VIP Global Real Estate (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Franklin Templeton VIP Mutual Global Discovery Securities (1)	Wells Fargo VT Discovery Fund (1)
Franklin Templeton VIP Mutual Shares Securities (1)	Wells Fargo VT Opportunity Fund (1)

(1)  Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)  Statement of operations for the period January 1, 2020 to May 1, 2020 (date of liquidation), and statement of changes in net assets for the period January 1, 2020 to May 1, 2020 (date of liquidation) and for the year ended December 31, 2019

(3)  Statement of operations for the period January 1, 2020 to April 30, 2020 (date of merger), and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of merger) and for the year ended December 31, 2019

(4)  Statement of changes in net assets for the period January 1, 2019 to April 26, 2019 (date of merger)

(5)  Statement of changes in net assets for the period January 1, 2019 to April 30, 2019 (date of merger)

(6)  Statement of changes in net assets for the period January 1, 2019 to May 24, 2019 (date of transfer)

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

2

Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

May 3, 2021

We have served as the auditor of one or more of the subaccounts in National Variable Life Insurance Account since 1996.

3

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		VariTrak		Investor Select		Estate Provider		Benefit Provider
Total assets and net assets:		Product		Product		Product		Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

Alger
Capital Appreciation Fund	$3,877,394	53,338.24	$56.10	1,270.61	$85.22	8,223.16	$67.17	8,987.49	$24.99
Large Cap Growth Fund	$22,995,908	225,586.24	$90.85	6,068.93	$78.25	20,035.39	$49.96	3,568.60	$287.66
Small Cap Growth Fund	$12,340,864	184,886.90	$64.09	283.48	$81.25	167.57	$64.67	1,774.99	$258.08
AB VPS
Growth and Income Fund	$60,884	4,547.74	$11.12	911.55	$11.29	—	$—	—	$—
International Growth Fund	$318,951	6,799.69	$27.86	2,791.98	$31.05	1,379.10	$31.05	—	$—
International Value Fund	$2,910,221	140,067.50	$16.81	19,169.94	$18.73	10,531.55	$18.73	—	$—
Small Midcap Value Fund	$1,914,423	39,946.68	$40.68	3,076.54	$45.34	3,306.58	$45.34	—	$—
American Century VP
Disciplined Core Value Fund (1)	$4,165,441	113,192.38	$33.41	—	$—	8,030.63	$40.45	2,470.39	$23.99
Inflation Protection Portfolio	$1,224,194	52,825.25	$17.04	948.41	$17.45	9,995.83	$19.78	57,034.24	$1.93
International Portfolio	$5,006,668	149,537.16	$28.95	8,229.95	$33.81	11,870.73	$33.62	—	$—
Ultra Portfolio	$230,457	3,263.93	$52.87	—	$—	942.85	$61.39	—	$—
Value Portfolio	$8,002,066	159,628.16	$43.40	2,706.64	$34.77	12,664.35	$47.65	11,531.82	$32.60
DWS
CROCI® US VIP	$310,990	18,953.23	$16.23	—	$—	178.00	$18.85	—	$—
Equity 500 Index VIP Fund	$1,271,090	—	$—	—	$—	—	$—	23,868.62	$53.25
Small Cap Index Fund	$1,107,413	17,273.57	$42.98	1,424.29	$47.90	—	$—	5,334.12	$55.62
Small Mid Cap Value Portfolio	$2,423,788	70,335.92	$28.91	5,534.73	$32.57	6,261.57	$33.57	—	$—
Dreyfus VIF
Appreciation Portfolio	$821,234	19,876.50	$38.50	—	$—	1,252.75	$44.70	—	$—
Opportunistic Small Cap Portfolio	$240,661	9,552.93	$25.19	—	$—	—	$—	—	$—
Quality Bond Portfolio (2)	$—	—	$—	—	$—	—	$—	—	$—
Sustainable U.S. Equity Portfolio, Inc.	$360,352	13,945.19	$25.59	—	$—	115.00	$30.64	—	$—

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

Underlying fund names could be abbreviated. Refer to footnote 1 for full fund name

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		VariTrak		Investor Select		Estate Provider		Benefit Provider
Total assets and net assets:		Product		Product		Product		Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

Fidelity VIP
Equity Income Portfolio	$11,467,659	106,668.55	$106.06	470.11	$40.18	3,880.68	$34.98	—	$—
Growth Portfolio	$27,536,411	125,979.07	$199.16	511.63	$78.04	34,810.62	$69.12	—	$—
High Income Portfolio	$4,556,226	71,103.99	$59.12	1,142.36	$29.01	13,361.82	$23.92	—	$—
Overseas Portfolio	$12,950,948	186,609.55	$51.73	12,083.91	$29.56	17,793.38	$26.33	489,415.23	$5.05
Contrafund Class 2 Portfolio	$19,011,870	185,511.03	$88.64	4,233.10	$57.45	29,961.00	$77.61	—	$—
Index 500 II Portfolio	$64,080,229	449,733.86	$111.32	39,738.96	$53.53	237,275.46	$50.10	—	$—
Mid Cap Class 2 Portfolio	$5,147,338	102,862.23	$44.51	3,802.20	$46.74	7,577.38	$51.68	—	$—
Value Strategies Portfolio	$397,058	6,061.94	$46.99	465.53	$52.37	1,677.24	$52.37	—	$—
Investment Grade Bond Portfolio	$5,857,619	209,615.65	$23.01	3,225.37	$19.75	23,582.41	$27.55	98,171.61	$3.27
Government Money Market Portfolio	$8,448,518	517,991.30	$13.23	10,437.87	$10.46	81,379.14	$14.80	206,752.01	$1.36
Franklin Templeton VIP
Foreign Securities	$1,750,766	87,349.48	$17.42	1,314.73	$19.90	10,013.20	$20.23	—	$—
Global Real Estate	$971,161	53,199.74	$18.09	—	$—	410.24	$21.01	—	$—
Mutual Global Discovery Securities	$440,381	17,744.82	$23.62	648.00	$26.33	157.20	$26.33	—	$—
Mutual Shares Securities	$846,116	30,849.83	$22.36	1,765.67	$28.09	4,103.62	$25.97	—	$—
Small Cap Value	$905,263	20,507.97	$34.67	1,489.12	$42.26	3,261.09	$40.26	—	$—
Small-Midcap Growth II	$423,898	6,098.98	$47.26	1,516.77	$68.39	581.57	$54.88	—	$—
US Government	$397,176	27,801.70	$12.54	1,908.06	$13.97	1,571.79	$13.97	—	$—
Invesco I.O.V.I
Conservative Balanced Fund	$134,248	10,484.65	$12.18	530.89	$12.36	—	$—	—	$—
Global Strategic Income Fund	$369,961	31,848.10	$10.69	2,131.77	$10.85	577.11	$10.85	—	$—
Main Street Small Cap Fund	$121,604	8,161.01	$13.37	923.73	$13.56	—	$—	—	$—
Invesco V.I.
Discovery Mid Cap Growth Fund (3)	$1,158,501	79,290.22	$14.50	—	$—	—	$—	611.98	$14.57
Health Care Fund	$3,506,795	96,457.91	$33.56	—	$—	5,735.20	$40.18	5,149.35	$7.62
Mid Cap Growth Fund (3)	$—	—	$—	—	$—	—	$—	—	$—
Technology Fund	$3,248,431	154,134.31	$19.74	—	$—	6,478.98	$23.64	8,233.73	$6.39

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		VariTrak		Investor Select		Estate Provider		Benefit Provider
Total assets and net assets:		Product		Product		Product		Product
Investments in shares of mutual fund portfolios at market value: (contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,546,420	27,857.74	$45.33	—	$—	6,136.85	$46.20	—	$—
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,796,715	—	$—	—	$—	—	$—	1,022,592.12	$2.73
Emerging Markets Equity Portfolio	$930,767	—	$—	—	$—	—	$—	242,194.01	$3.84
US Real Estate Portfolio	$71,965	—	$—	—	$—	—	$—	13,452.55	$5.35
Neuberger Berman Trust
Mid Cap Growth Portfolio	$763,094	10,586.16	$57.14	2,419.93	$62.76	94.82	$66.36	—	$—
Mid Cap Growth Class S	$818,461	29,376.95	$20.57	—	$—	9,944.48	$21.54	—	$—
Short Duration Bond Portfolio	$2,528,841	185,929.64	$11.67	5,455.36	$14.48	20,633.22	$13.55	—	$—
Sustainable Equity Portfolio	$2,517,899	44,795.73	$43.36	447.41	$48.32	8,347.33	$48.32	11,537.36	$13.07
T Rowe Price
Blue Chip Growth Portfolio	$3,046,989	44,543.35	$56.18	3,444.11	$82.26	4,001.63	$65.24	—	$—
Equity Income Portfolio	$5,088,931	157,170.85	$26.65	5,690.96	$34.16	22,823.12	$30.94	—	$—
Health Sciences Portfolio	$3,072,255	33,580.90	$85.43	730.40	$100.99	1,306.17	$99.20	—	$—
Personal Strategy Balanced	$1,437,298	43,599.60	$32.24	879.34	$35.93	—	$—	—	$—
Touchstone
Balanced	$5,846,868	112,282.53	$48.11	4,405.05	$34.61	6,970.72	$42.03	—	$—
Bond	$6,141,988	193,707.19	$27.33	5,950.52	$17.75	25,202.12	$29.44	4.78	$29.08
Common Stock	$39,467,109	450,755.33	$75.60	10,145.28	$50.62	22,486.79	$58.28	64,925.88	$54.91
Small Company	$30,102,483	203,925.73	$126.36	8,360.07	$50.71	28,539.53	$101.77	13,563.19	$74.11
Van Eck VIPT
Emerging Markets	$2,023,722	34,659.38	$41.81	8,702.08	$46.60	3,628.59	$46.60	—	$—
Global Hard Assets	$1,528,861	108,760.47	$12.61	5,433.35	$14.06	5,759.76	$14.06	—	$—
Unconstrained Emerging Markets	$1,115,086	68,701.27	$13.62	3,187.42	$15.17	8,651.22	$15.17	—	$—
Wells Fargo VT
Discovery Fund	$12,216,707	135,943.87	$83.00	—	$—	8,453.49	$103.83	408.19	$136.72
Opportunity Fund	$5,938,616	53,064.74	$60.51	—	$—	17,485.10	$68.02	10,481.12	$146.79

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Alger			AB VPS
	Capital	Large Cap	Small Cap	Growth &	International
	Appreciation	Growth	Growth	Income	Growth

Investment income:
Dividend income	$—	$32,752	$103,036	$756	$3,682

Expenses:
Mortality and expense risk and administrative charges	25,515	154,305	85,522	372	1,512

Net investment (loss) gain	(25,515)	(121,553)	17,514	384	2,170

Realized and unrealized gain (loss) on investments
Capital gains distributions	492,787	2,928,270	691,269	2,546	23,287

Net realized gain (loss) from shares sold	150,594	2,100,483	206,437	(1,440)	6,456

Net unrealized appreciation on investments	554,990	4,874,210	4,244,538	685	43,084

Net realized and unrealized gain on investments	1,198,371	9,902,963	5,142,244	1,791	72,827

Increase in net assets resulting from operations	$1,172,856	$9,781,410	$5,159,758	$2,175	$74,997

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	AB VPS		American Century VP
	International	Small Midcap	Disciplined	Inflation
	Value	Value	Core Value (1)	Protection	International

Investment income:
Dividend income	$47,385	$16,636	$73,584	$18,460	$20,743

Expenses:
Mortality and expense risk and administrative charges	17,304	11,735	31,711	8,237	34,171

Net investment gain (loss)	30,081	4,901	41,873	10,223	(13,428)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	76,152	187,851	—	62,561

Net realized gain (loss) from shares sold	4,790	(69,324)	224,510	(9,680)	205,713

Net unrealized appreciation (depreciation) on investments	80,323	115,312	(40,881)	97,834	759,605

Net realized and unrealized gain on investments	85,113	122,140	371,480	88,154	1,027,879

Increase in net assets resulting from operations	$115,194	$127,041	$413,353	$98,377	$1,014,451

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	American Century VP		DWS
			CROCI®	Equity 500	Small Cap
	Ultra	Value	US VIP	Index	Index

Investment income:
Dividend income	$—	$160,776	$5,874	$17,932	$9,272

Expenses:
Mortality and expense risk and administrative charges	1,385	55,476	2,558	1,293	5,362

Net investment (loss) gain	(1,385)	105,300	3,316	16,639	3,910

Realized and unrealized gain (loss) on investments
Capital gains distributions	17,663	176,073	15,064	62,914	85,808

Net realized gain (loss) from shares sold	26,947	350,205	(1,491)	8,928	(16,165)

Net unrealized appreciation (depreciation) on investments	31,143	(555,815)	(60,402)	102,741	111,719

Net realized and unrealized gain (loss) on investments	75,753	(29,537)	(46,829)	174,583	181,362

Increase (decrease) in net assets resulting from operations	$74,368	$75,763	$(43,513)	$191,222	$185,272

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	DWS	Dreyfus VIF
	Small Mid		Opportunistic	Quality	Sustainable
	Cap Value	Appreciation	Small Cap	Bond (2)	U.S. Equity

Investment income:
Dividend income	$20,389	$5,681	$1,148	$1,945	$3,390

Expenses:
Mortality and expense risk and administrative charges	14,952	6,039	1,693	947	2,817

Net investment gain (loss)	5,437	(358)	(545)	998	573

Realized and unrealized gain (loss) on investments
Capital gains distributions	150,050	59,417	—	—	3,679

Net realized (loss) gain from shares sold	(16,682)	(20,050)	(785)	7,907	(1,160)

Net unrealized (depreciation) appreciation on investments	(103,543)	115,192	45,225	(2,432)	65,398

Net realized and unrealized gain on investments	29,825	154,559	44,440	5,475	67,917

Increase in net assets resulting from operations	$35,262	$154,201	$43,895	$6,473	$68,490

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity VIP
	Equity		High		Contrafund
	Income	Growth	Income	Overseas	Class 2

Investment income:
Dividend income	$183,171	$17,419	$224,810	$51,457	$41,495

Expenses:
Mortality and expense risk and administrative charges	87,680	193,842	37,370	80,536	134,875

Net investment gain (loss)	95,491	(176,423)	187,440	(29,079)	(93,380)

Realized and unrealized gain (loss) on investments
Capital gains distributions	443,159	2,206,396	—	51,303	85,893

Net realized gain (loss) from shares sold	116,707	1,605,083	(11,922)	476,988	706,179

Net unrealized (depreciation) appreciation on investments	(17,426)	4,728,514	(90,498)	1,197,633	3,718,559

Net realized and unrealized gain (loss) on investments	542,440	8,539,993	(102,420)	1,725,924	4,510,631

Increase in net assets resulting from operations	$637,931	$8,363,570	$85,020	$1,696,845	$4,417,251

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity Variable Insurance Products
		Mid Cap	Value	Investment	Government
	Index 500 II	Class 2	Strategies	Grade Bond	Money Market

Investment income:
Dividend income	$985,651	$27,781	$4,129	$125,316	$22,856

Expenses:
Mortality and expense risk and administrative charges	418,684	34,467	2,213	44,083	73,065

Net investment gain (loss)	566,967	(6,686)	1,916	81,233	(50,209)

Realized and unrealized gain (loss) on investments
Capital gains distributions	183,721	—	17,340	2,111	—

Net realized gain (loss) from shares sold	2,948,939	20,753	(1,631)	56,994	—

Net unrealized appreciation on investments	5,773,419	772,218	10,053	320,370	—

Net realized and unrealized gain on investments	8,906,079	792,971	25,762	379,475	—

Increase (decrease) in net assets resulting from operations	$9,473,046	$786,285	$27,678	$460,708	$(50,209)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Franklin Templeton VIP
	Foreign	Global	Mutual Global	Mutual	Small Cap
	Securities	Real Estate	Discovery	Shares	Value

Investment income:
Dividend income	$49,178	$27,872	$10,082	$21,305	$11,195

Expenses:
Mortality and expense risk and administrative charges	12,142	7,765	3,116	5,620	5,591

Net investment gain	37,036	20,107	6,966	15,685	5,604

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	89,539	7,153	29,620	47,616

Net realized (loss) gain from shares sold	(51,270)	4,873	(11,109)	(5,648)	(47,381)

Net unrealized (depreciation) appreciation on investments	(41,991)	(168,650)	(12,097)	(83,815)	52,305

Net realized and unrealized (loss) gain on investments	(93,261)	(74,238)	(16,053)	(59,843)	52,540

Decrease (increase) in net assets resulting from operations	$(56,225)	$(54,131)	$(9,087)	$(44,158)	$58,144

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Franklin Templeton VIP		Invesco I.O.V.I.
	Small-Midcap	US	Conservative	Global	Main Street
	Growth II	Government	Balanced	Strategic	Small Cap

Investment income:
Dividend income	$—	$13,653	$2,315	$18,716	$363

Expenses:
Mortality and expense risk and administrative charges	2,341	3,170	1,048	2,908	784

Net investment (loss) gain	(2,341)	10,483	1,267	15,808	(421)

Realized and unrealized gain (loss) on investments
Capital gains distributions	48,235	—	2,926	—	1,449

Net realized gain (loss) from shares sold	5,497	(1,984)	398	108	(511)

Net unrealized appreciation (depreciation) on investments	114,639	5,028	11,438	(7,958)	18,980

Net realized and unrealized gain (loss) on investments	168,371	3,044	14,762	(7,850)	19,918

Increase in net assets resulting from operations	$166,030	$13,527	$16,029	$7,958	$19,497

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

					JP Morgan
	Invesco V.I.				Insurance Trust
	Discovery Mid	Health	Mid Cap		Small Cap
	Cap Growth (3)	Care	Growth (3)	Technology	Core

Investment income:
Dividend income	$—	$9,852	$—	$—	$11,851

Expenses:
Mortality and expense risk and administrative charges	5,986	26,000	2,639	22,920	9,417

Net investment (loss) gain	(5,986)	(16,148)	(2,639)	(22,920)	2,434

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	74,997	247,118	242,306	78,050

Net realized gain (loss) from shares sold	15,224	215,815	(199,103)	287,933	22,262

Net unrealized appreciation (depreciation) on investments	374,124	138,549	(99,708)	508,289	87,040

Net realized and unrealized gain (loss) on investments	389,348	429,361	(51,693)	1,038,528	187,352

Increase (decrease) in net assets resulting from operations	$383,362	$413,213	$(54,332)	$1,015,608	$189,786

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund. Total return has been calculated as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Morgan Stanley Investment Funds			Neuberger Berman Trust
	Core Plus	Emerging	US Real	Mid Cap	Mid Cap Growth
	Fixed Income	Markets	Estate	Growth	Class S

Investment income:
Dividend income	$80,188	$10,350	$1,784	$—	$—

Expenses:
Mortality and expense risk and administrative charges	2,848	778	73	4,318	4,947

Net investment gain (loss)	77,340	9,572	1,711	(4,318)	(4,947)

Realized and unrealized gain (loss) on investments
Capital gains distributions	29,313	12,560	1,771	31,107	37,398

Net realized gain (loss) from shares sold	216,404	(29,332)	31	29,694	23,024

Net unrealized (depreciation) appreciation on investments	(120,186)	124,233	(15,107)	161,792	183,405

Net realized and unrealized gain (loss) on investments	125,531	107,461	(13,305)	222,593	243,827

Increase (decrease) in net assets resulting from operations	$202,871	$117,033	$(11,594)	$218,275	$238,880

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Neuberger Berman Trust		Touchstone
	Short Duration	Sustainable			Common
	Bond	Equity	Balanced	Bond	Stock

Investment income:
Dividend income	$55,876	$13,139	$69,577	$102,158	$212,048

Expenses:
Mortality and expense risk and administrative charges	18,751	15,432	44,717	45,750	267,975

Net investment gain (loss)	37,125	(2,293)	24,860	56,408	(55,927)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	90,250	201,331	—	1,087,940

Net realized (loss) gain from shares sold	(11,957)	5,580	(134,134)	40,701	(3,636,806)

Net unrealized appreciation on investments	34,440	301,407	821,037	383,276	9,953,323

Net realized and unrealized gain on investments	22,483	397,237	888,234	423,977	7,404,457

Increase in net assets resulting from operations	$59,608	$394,944	$913,094	$480,385	$7,348,530

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Touchstone	T Rowe Price
	Small	Blue Chip	Equity	Health	Personal Strategy
	Company	Growth	Income	Sciences	Balanced

Investment income:
Dividend income	$37,777	$—	$88,567	$—	$24,430

Expenses:
Mortality and expense risk and administrative charges	189,754	20,123	32,139	20,772	17,526

Net investment (loss) gain	(151,977)	(20,123)	56,428	(20,772)	6,904

Realized and unrealized gain (loss) on investments
Capital gains distributions	936,930	98,897	107,809	172,516	45,465

Net realized (loss) gain from shares sold	(319,503)	225,398	84,548	122,554	3,804

Net unrealized appreciation (depreciation) on investments	4,238,748	469,986	(168,996)	339,519	143,463

Net realized and unrealized gain on investments	4,856,175	794,281	23,361	634,589	192,732

Increase in net assets resulting from operations	$4,704,198	$774,158	$79,789	$613,817	$199,636

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Van Eck VIPT		Wells Fargo VT
	Emerging	Global	Unconstrained
	Markets	Hard Assets	Emerging Markets	Discovery	Opportunity

Investment income:
Dividend income	$35,427	$11,739	$74,230	$—	$21,743

Expenses:
Mortality and expense risk and administrative charges	11,171	9,776	7,905	78,042	30,009

Net investment gain (loss)	24,256	1,963	66,325	(78,042)	(8,266)

Realized and unrealized gain (loss) on investments
Capital gains distributions	53,210	—	—	796,288	375,892

Net realized gain (loss) from shares sold	34,536	(124,284)	(34,170)	511,304	356,827

Net unrealized appreciation on investments	184,859	395,200	56,525	3,549,425	269,637

Net realized and unrealized gain on investments	272,605	270,916	22,355	4,857,017	1,002,356

Increase in net assets resulting from operations	$296,861	$272,879	$88,680	$4,778,975	$994,090

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Alger			AB VPS
	Capital	Large Cap	Small Cap	Growth &	International
	Appreciation	Growth	Growth	Income	Growth

Net investment (loss) gain	$(25,515)	$(121,553)	$17,514	$384	$2,170

Realized and unrealized gain (loss) on investments
Capital gains distributions	492,787	2,928,270	691,269	2,546	23,287
Net realized gain (loss) from shares sold	150,594	2,100,483	206,437	(1,440)	6,456

Net unrealized appreciation on investments	554,990	4,874,210	4,244,538	685	43,084

Net realized and unrealized gain on investments	1,198,371	9,902,963	5,142,244	1,791	72,827

Increase in net assets resulting from operations	1,172,856	9,781,410	5,159,758	2,175	74,997

Accumulation unit transactions:
Participant deposits	119,721	695,010	310,165	5,850	16,453
Transfers between investment sub-accounts and general account, net	(184,410)	(2,758,633)	(763,453)	6,516	(18,315)
Net surrenders and lapses	(218,046)	(883,931)	(501,131)	(2,535)	(2,096)
Contract benefits	(23,067)	(14,941)	(38,921)	—	—
Loan collateral interest received	15,026	99,207	52,383	127	929
Transfers for policy loans	(44,274)	(235,843)	(160,396)	1,273	(1,205)
Contract charges	(112,585)	(726,422)	(378,010)	(3,210)	(7,529)
Other	15,293	85,992	56,388	179	951

Total net accumulation unit transactions	(432,342)	(3,739,561)	(1,422,975)	8,200	(10,812)

Increase in net assets	740,514	6,041,849	3,736,783	10,375	64,185

Net assets, beginning of period	$3,136,880	$16,954,059	$8,604,081	$50,509	$254,766

Net assets, end of period	$3,877,394	$22,995,908	$12,340,864	$60,884	$318,951

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	AB VPS		American Century VP
	International	Small Midcap	Disciplined	Inflation
	Value	Value	Core Value (1)	Protection	International

Net investment gain (loss)	$30,081	$4,901	$41,873	$10,223	$(13,428)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	76,152	187,851	—	62,561
Net realized gain (loss) from shares sold	4,790	(69,324)	224,510	(9,680)	205,713

Net unrealized appreciation (depreciation) on investments	80,323	115,312	(40,881)	97,834	759,605

Net realized and unrealized gain on investments	85,113	122,140	371,480	88,154	1,027,879

Increase in net assets resulting from operations	115,194	127,041	413,353	98,377	1,014,451

Accumulation unit transactions:
Participant deposits	138,730	92,164	153,144	59,154	229,069
Transfers between investment sub-accounts and general account, net	231,913	169,693	87,688	2,133	(348,934)
Net surrenders and lapses	(93,301)	(74,496)	(281,487)	(22,076)	(142,529)
Contract benefits	—	—	(1,011)	(556)	(4,216)
Loan collateral interest received	12,225	9,617	11,920	5,138	19,745
Transfers for policy loans	(10,280)	(14,492)	(27,077)	(6,871)	(41,227)
Contract charges	(109,565)	(76,469)	(154,980)	(55,949)	(169,835)
Other	11,856	9,345	17,292	5,131	20,654

Total net accumulation unit transactions	181,578	115,362	(194,511)	(13,896)	(437,273)

Increase in net assets	296,772	242,403	218,842	84,481	577,178

Net assets, beginning of period	$2,613,449	$1,672,020	$3,946,599	$1,139,713	$4,429,490

Net assets, end of period	$2,910,221	$1,914,423	$4,165,441	$1,224,194	$5,006,668

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	American Century VP		DWS
			CROCI®	Equity 500	Small Cap
	Ultra	Value	US VIP	Index	Index

Net investment (loss) gain	$(1,385)	$105,300	$3,316	$16,639	$3,910

Realized and unrealized gain (loss) on investments
Capital gains distributions	17,663	176,073	15,064	62,914	85,808
Net realized gain (loss) from shares sold	26,947	350,205	(1,491)	8,928	(16,165)

Net unrealized appreciation (depreciation) on investments	31,143	(555,815)	(60,402)	102,741	111,719

Net realized and unrealized gain (loss) on investments	75,753	(29,537)	(46,829)	174,583	181,362

Increase (decrease) in net assets resulting from operations	74,368	75,763	(43,513)	191,222	185,272

Accumulation unit transactions:
Participant deposits	7,994	316,980	11,472	3,315	29,328
Transfers between investment sub-accounts and general account, net	(59,115)	349,668	18,205	3,658	25,264
Net surrenders and lapses	(10,071)	(362,326)	(4,593)	(1,319)	(11,584)
Contract benefits	—	(11,679)	—	—	—
Loan collateral interest received	894	26,373	2,035	326	3,492
Transfers for policy loans	1,383	(9,976)	(16,018)	(348)	(3,471)
Contract charges	(7,065)	(282,488)	(8,733)	(16,686)	(20,228)
Other	803	33,143	1,658	85	2,978

Total net accumulation unit transactions	(65,177)	59,695	4,026	(10,969)	25,779

Increase (decrease) in net assets	9,191	135,458	(39,487)	180,253	211,051

Net assets, beginning of period	$221,266	$7,866,608	$350,477	$1,090,837	$896,362

Net assets, end of period	$230,457	$8,002,066	$310,990	$1,271,090	$1,107,413

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	DWS	Dreyfus VIF
	Small Mid		Opportunistic	Quality	Sustainable
	Cap Value	Appreciation	Small Cap	Bond (2)	U.S. Equity

Net investment gain (loss)	$5,437	$(358)	$(545)	$998	$573

Realized and unrealized gain (loss) on investments
Capital gains distributions	150,050	59,417	—	—	3,679
Net realized (loss) gain from shares sold	(16,682)	(20,050)	(785)	7,907	(1,160)

Net unrealized (depreciation) appreciation on investments	(103,543)	115,192	45,225	(2,432)	65,398

Net realized and unrealized gain on investments	29,825	154,559	44,440	5,475	67,917

Increase in net assets resulting from operations	35,262	154,201	43,895	6,473	68,490

Accumulation unit transactions:
Participant deposits	121,629	43,119	8,972	7,256	12,462
Transfers between investment sub-accounts and general account, net	196,013	(9,286)	3,791	(327,271)	10,189
Net surrenders and lapses	(50,987)	(43,840)	(77)	(7,994)	(11,331)
Contract benefits	(5,729)	(4,919)	—	—	(11,040)
Loan collateral interest received	9,360	3,090	511	436	1,895
Transfers for policy loans	(8,455)	(19,944)	(610)	59	(3,210)
Contract charges	(84,444)	(29,873)	(7,394)	(8,110)	(16,248)
Other	10,788	3,041	923	550	1,759

Total net accumulation unit transactions	188,175	(58,612)	6,116	(335,074)	(15,524)

Increase (decrease) in net assets	223,437	95,589	50,011	(328,601)	52,966

Net assets, beginning of period	$2,200,351	$725,645	$190,650	$328,601	$307,386

Net assets, end of period	$2,423,788	$821,234	$240,661	$—	$360,352

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity VIP
	Equity		High		Contrafund
	Income	Growth	Income	Overseas	Class 2

Net investment gain (loss)	$95,491	$(176,423)	$187,440	$(29,079)	$(93,380)

Realized and unrealized gain (loss) on investments
Capital gains distributions	443,159	2,206,396	—	51,303	85,893
Net realized gain (loss) from shares sold	116,707	1,605,083	(11,922)	476,988	706,179

Net unrealized (depreciation) appreciation on investments	(17,426)	4,728,514	(90,498)	1,197,633	3,718,559

Net realized and unrealized gain (loss) on investments	542,440	8,539,993	(102,420)	1,725,924	4,510,631

Increase in net assets resulting from operations	637,931	8,363,570	85,020	1,696,845	4,417,251

Accumulation unit transactions:
Participant deposits	409,237	651,380	201,142	427,295	566,434
Transfers between investment sub-accounts and general account, net	366,864	(1,240,349)	68,237	(204,635)	(557,645)
Net surrenders and lapses	(248,681)	(679,566)	(256,321)	(549,212)	(435,082)
Contract benefits	(37,301)	(85,591)	(29,549)	(17,464)	(40,311)
Loan collateral interest received	48,465	104,292	24,852	60,608	101,632
Transfers for policy loans	(74,309)	(190,332)	(36,860)	(115,910)	(214,131)
Contract charges	(431,683)	(822,744)	(186,849)	(409,004)	(672,615)
Other	46,544	112,523	22,374	46,522	78,171

Total net accumulation unit transactions	79,136	(2,150,387)	(192,974)	(761,800)	(1,173,547)

Increase (decrease) in net assets	717,067	6,213,183	(107,954)	935,045	3,243,704

Net assets, beginning of period	$10,750,592	$21,323,228	$4,664,180	$12,015,903	$15,768,166

Net assets, end of period	$11,467,659	$27,536,411	$4,556,226	$12,950,948	$19,011,870

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity Variable Insurance Products
		Mid Cap	Value	Investment	Government
	Index 500 II	Class 2	Strategies	Grade Bond	Money Market

Net investment gain (loss)	$566,967	$(6,686)	$1,916	$81,233	$(50,209)

Realized and unrealized gain (loss) on investments
Capital gains distributions	183,721	—	17,340	2,111	—
Net realized gain (loss) from shares sold	2,948,939	20,753	(1,631)	56,994	—

Net unrealized appreciation on investments	5,773,419	772,218	10,053	320,370	—

Net realized and unrealized gain on investments	8,906,079	792,971	25,762	379,475	—

Increase (decrease) in net assets resulting from operations	9,473,046	786,285	27,678	460,708	(50,209)

Accumulation unit transactions:
Participant deposits	1,852,060	203,851	15,441	393,186	769,512
Transfers between investment sub-accounts and general account, net	(362,982)	(194,244)	8,343	74,455	3,649,602
Net surrenders and lapses	(1,434,057)	(92,574)	(1,049)	(956,051)	(2,339,138)
Contract benefits	(292,988)	(1,821)	—	(20,630)	(40,688)
Loan collateral interest received	286,453	27,779	886	37,925	42,398
Transfers for policy loans	(313,477)	(58,815)	(8,944)	(36,613)	(45,994)
Contract charges	(2,061,348)	(156,550)	(11,402)	(368,768)	(1,205,759)
Other	264,269	23,953	1,440	25,618	40,946

Total net accumulation unit transactions	(2,062,070)	(248,421)	4,715	(850,878)	870,879

Increase (decrease) in net assets	7,410,976	537,864	32,393	(390,170)	820,670

Net assets, beginning of period	$56,669,253	$4,609,474	$364,665	$6,247,789	$7,627,848

Net assets, end of period	$64,080,229	$5,147,338	$397,058	$5,857,619	$8,448,518

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Franklin Templeton VIP
	Foreign	Global	Mutual Global	Mutual	Small Cap
	Securities	Real Estate	Discovery	Shares	Value

Net investment gain	$37,036	$20,107	$6,966	$15,685	$5,604

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	89,539	7,153	29,620	47,616
Net realized (loss) gain from shares sold	(51,270)	4,873	(11,109)	(5,648)	(47,381)

Net unrealized (depreciation) appreciation on investments	(41,991)	(168,650)	(12,097)	(83,815)	52,305

Net realized and unrealized (loss) gain on investments	(93,261)	(74,238)	(16,053)	(59,843)	52,540

Decrease (increase) in net assets resulting from operations	(56,225)	(54,131)	(9,087)	(44,158)	58,144

Accumulation unit transactions:
Participant deposits	91,196	50,955	22,585	30,873	40,952
Transfers between investment sub-accounts and general account, net	121,693	57,366	26,921	58,707	8,363
Net surrenders and lapses	(140,809)	(32,595)	(1,210)	(37,092)	(3,412)
Contract benefits	(3,389)	(1,753)	—	(1,110)	—
Loan collateral interest received	10,670	6,591	2,763	5,219	2,618
Transfers for policy loans	(23,543)	(9,184)	11,242	(2,870)	(4,227)
Contract charges	(58,176)	(51,634)	(16,053)	(29,901)	(35,757)
Other	3,270	4,749	1,692	3,368	3,318

Total net accumulation unit transactions	912	24,495	47,940	27,194	11,855

(Decrease) increase in net assets	(55,313)	(29,636)	38,853	(16,964)	69,999

Net assets, beginning of period	$1,806,079	$1,000,797	$401,528	$863,080	$835,264

Net assets, end of period	$1,750,766	$971,161	$440,381	$846,116	$905,263

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Franklin Templeton VIP		Invesco I.O.V.I.
	Small-Midcap	US	Conservative	Global	Main Street
	Growth II	Government	Balanced	Strategic	Small Cap

Net investment (loss) gain	$(2,341)	$10,483	$1,267	$15,808	$(421)

Realized and unrealized gain (loss) on investments
Capital gains distributions	48,235	—	2,926	—	1,449
Net realized gain (loss) from shares sold	5,497	(1,984)	398	108	(511)

Net unrealized appreciation (depreciation) on investments	114,639	5,028	11,438	(7,958)	18,980

Net realized and unrealized gain (loss) on investments	168,371	3,044	14,762	(7,850)	19,918

Increase in net assets resulting from operations	166,030	13,527	16,029	7,958	19,497

Accumulation unit transactions:
Participant deposits	19,033	28,100	3,058	16,732	8,340
Transfers between investment sub-accounts and general account, net	(47,709)	5,711	(119)	(4,968)	(2,032)
Net surrenders and lapses	(21,064)	(32,186)	—	(17,788)	(2,487)
Contract benefits	(9,834)	(9,200)	—	—	—
Loan collateral interest received	2,369	1,241	99	5,624	1,700
Transfers for policy loans	645	(948)	2,112	(8,071)	(3,120)
Contract charges	(17,561)	(33,551)	(4,546)	(20,071)	(5,763)
Other	(530)	1,801	542	1,572	474

Total net accumulation unit transactions	(74,651)	(39,032)	1,146	(26,970)	(2,888)

Increase (decrease) in net assets	91,379	(25,505)	17,175	(19,012)	16,609

Net assets, beginning of period	$332,519	$422,681	$117,073	$388,973	$104,995

Net assets, end of period	$423,898	$397,176	$134,248	$369,961	$121,604

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

					JP Morgan
	Invesco V.I.				Insurance Trust
	Discovery Mid	Health	Mid Cap		Small Cap
	Cap Growth (3)	Care	Growth (3)	Technology	Core

Net investment (loss) gain	$(5,986)	$(16,148)	$(2,639)	$(22,920)	$2,434

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	74,997	247,118	242,306	78,050
Net realized gain (loss) from shares sold	15,224	215,815	(199,103)	287,933	22,262

Net unrealized appreciation (depreciation) on investments	374,124	138,549	(99,708)	508,289	87,040

Net realized and unrealized gain (loss) on investments	389,348	429,361	(51,693)	1,038,528	187,352

Increase (decrease) in net assets resulting from operations	383,362	413,213	(54,332)	1,015,608	189,786

Accumulation unit transactions:
Participant deposits	24,288	119,903	13,421	102,862	58,375
Transfers between investment sub-accounts and general account, net	792,173	5,659	(870,342)	(295,717)	34,085
Net surrenders and lapses	(11,624)	(181,468)	(105,583)	(137,527)	(40,970)
Contract benefits	(10,806)	(1,356)	—	(69)	(19,460)
Loan collateral interest received	4,259	11,979	1,609	8,988	6,416
Transfers for policy loans	(605)	4,729	4,094	(7,168)	(5,369)
Contract charges	(25,547)	(102,165)	(13,029)	(87,374)	(62,786)
Other	3,001	13,918	2,674	11,861	4,914

Total net accumulation unit transactions	775,139	(128,801)	(967,156)	(404,144)	(24,795)

Increase (decrease) in net assets	1,158,501	284,412	(1,021,488)	611,464	164,991

Net assets, beginning of period	$—	$3,222,383	$1,021,488	$2,636,967	$1,381,429

Net assets, end of period	$1,158,501	$3,506,795	$—	$3,248,431	$1,546,420

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund. Total return has been calculated as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Morgan Stanley Investment Funds			Neuberger Berman Trust
	Core Plus	Emerging	US Real	Mid Cap	Mid Cap Growth
	Fixed Income	Markets	Estate	Growth	Class S

Net investment gain (loss)	$77,340	$9,572	$1,711	$(4,318)	$(4,947)

Realized and unrealized gain (loss) on investments
Capital gains distributions	29,313	12,560	1,771	31,107	37,398
Net realized gain (loss) from shares sold	216,404	(29,332)	31	29,694	23,024

Net unrealized (depreciation) appreciation on investments	(120,186)	124,233	(15,107)	161,792	183,405

Net realized and unrealized gain (loss) on investments	125,531	107,461	(13,305)	222,593	243,827

Increase (decrease) in net assets resulting from operations	202,871	117,033	(11,594)	218,275	238,880

Accumulation unit transactions:
Participant deposits	26,630	8,626	—	26,556	32,264
Transfers between investment sub-accounts and general account, net	129,003	4,478	11,075	(25,822)	(49,605)
Net surrenders and lapses	(71,759)	(21,238)	—	(1,126)	(9,152)
Contract benefits	—	—	—	(254)	(3,512)
Loan collateral interest received	—	186	—	2,794	2,165
Transfers for policy loans	—	(198)	—	8,845	(13,857)
Contract charges	(26,928)	(7,697)	(241)	(17,675)	(20,397)
Other	5	1	(413)	2,896	2,949

Total net accumulation unit transactions	56,951	(15,842)	10,421	(3,786)	(59,145)

Increase (decrease) in net assets	259,822	101,191	(1,173)	214,489	179,735

Net assets, beginning of period	$2,536,893	$829,576	$73,138	$548,605	$638,726

Net assets, end of period	$2,796,715	$930,767	$71,965	$763,094	$818,461

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Neuberger Berman Trust		Touchstone
	Short Duration	Sustainable			Common
	Bond	Equity	Balanced	Bond	Stock

Net investment gain (loss)	$37,125	$(2,293)	$24,860	$56,408	$(55,927)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	90,250	201,331	—	1,087,940
Net realized (loss) gain from shares sold	(11,957)	5,580	(134,134)	40,701	(3,636,806)

Net unrealized appreciation on investments	34,440	301,407	821,037	383,276	9,953,323

Net realized and unrealized gain on investments	22,483	397,237	888,234	423,977	7,404,457

Increase in net assets resulting from operations	59,608	394,944	913,094	480,385	7,348,530

Accumulation unit transactions:
Participant deposits	129,427	77,860	205,344	312,921	1,333,413
Transfers between investment sub-accounts and general account, net	184,415	(16,849)	103,681	141,729	(1,053,062)
Net surrenders and lapses	(112,724)	(108,064)	(201,363)	(187,836)	(944,109)
Contract benefits	(423)	—	(67,261)	(1,850)	(123,378)
Loan collateral interest received	19,475	6,106	19,341	37,724	170,658
Transfers for policy loans	(22,516)	(3,906)	(69,716)	(23,876)	(262,764)
Contract charges	(120,109)	(75,323)	(253,547)	(312,492)	(1,481,641)
Other	11,126	7,889	22,514	27,462	155,845

Total net accumulation unit transactions	88,671	(112,287)	(241,007)	(6,218)	(2,205,038)

Increase in net assets	148,279	282,657	672,087	474,167	5,143,492

Net assets, beginning of period	$2,380,562	$2,235,242	$5,174,780	$5,667,821	$34,323,617

Net assets, end of period	$2,528,841	$2,517,899	$5,846,867	$6,141,988	$39,467,109

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Touchstone	T Rowe Price
	Small	Blue Chip	Equity	Health	Personal Strategy
	Company	Growth	Income	Sciences	Balanced

Net investment (loss) gain	$(151,977)	$(20,123)	$56,428	$(20,772)	$6,904

Realized and unrealized gain (loss) on investments
Capital gains distributions	936,930	98,897	107,809	172,516	45,465
Net realized (loss) gain from shares sold	(319,503)	225,398	84,548	122,554	3,804

Net unrealized appreciation (depreciation) on investments	4,238,748	469,986	(168,996)	339,519	143,463

Net realized and unrealized gain on investments	4,856,175	794,281	23,361	634,589	192,732

Increase in net assets resulting from operations	4,704,198	774,158	79,789	613,817	199,636

Accumulation unit transactions:
Participant deposits	1,051,371	145,921	234,685	79,876	66,127
Transfers between investment sub-accounts and general account, net	454,631	(128,798)	440,422	(20,585)	21,777
Net surrenders and lapses	(1,526,117)	(81,257)	(276,287)	(48,724)	(400,012)
Contract benefits	(55,416)	(355)	(117)	(1,712)	(713,738)
Loan collateral interest received	121,604	11,439	22,413	8,415	1,537
Transfers for policy loans	(72,515)	(9,041)	(18,530)	(33,053)	(2,785)
Contract charges	(1,111,246)	(103,972)	(189,728)	(93,207)	(48,839)
Other	114,050	11,129	21,171	12,011	12,380

Total net accumulation unit transactions	(1,023,638)	(154,934)	234,029	(96,979)	(1,063,553)

Increase (decrease) in net assets	3,680,560	619,224	313,818	516,838	(863,917)

Net assets, beginning of period	$26,421,923	$2,427,765	$4,775,113	$2,555,417	$2,301,215

Net assets, end of period	$30,102,483	$3,046,989	$5,088,931	$3,072,255	$1,437,298

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Van Eck VIPT		Wells Fargo VT
	Emerging	Global	Unconstrained
	Markets	Hard Assets	Emerging Markets	Discovery	Opportunity

Net investment gain (loss)	$24,256	$1,963	$66,325	$(78,042)	$(8,266)

Realized and unrealized gain (loss) on investments
Capital gains distributions	53,210	—	—	796,288	375,892
Net realized gain (loss) from shares sold	34,536	(124,284)	(34,170)	511,304	356,827

Net unrealized appreciation on investments	184,859	395,200	56,525	3,549,425	269,637

Net realized and unrealized gain on investments	272,605	270,916	22,355	4,857,017	1,002,356

Increase in net assets resulting from operations	296,861	272,879	88,680	4,778,975	994,090

Accumulation unit transactions:
Participant deposits	93,545	96,228	58,825	272,776	148,225
Transfers between investment sub-accounts and general account, net	(56,994)	(16,872)	5,979	(287,289)	(414,387)
Net surrenders and lapses	(49,313)	(65,648)	(37,443)	(403,036)	(156,641)
Contract benefits	—	—	(8,433)	(43,586)	(11,037)
Loan collateral interest received	8,366	5,795	7,248	27,518	22,774
Transfers for policy loans	(16,298)	(14,941)	(6,218)	(83,656)	(1,489)
Contract charges	(74,603)	(88,493)	(60,264)	(350,380)	(154,174)
Other	6,167	5,727	4,607	36,856	(1,415)

Total net accumulation unit transactions	(89,130)	(78,204)	(35,699)	(830,797)	(568,144)

Increase in net assets	207,731	194,675	52,981	3,948,178	425,946

Net assets, beginning of period	$1,815,991	$1,334,186	$1,062,105	$8,268,529	$5,512,670

Net assets, end of period	$2,023,722	$1,528,861	$1,115,086	$12,216,707	$5,938,616

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Alger			AB VPS
	Capital	Large Cap	Small Cap	Growth &	International
	Appreciation	Growth	Growth	Income	Growth

Net investment (loss) gain	$(21,941)	$(131,909)	$(74,751)	$356	$(26)

Realized and unrealized gain (loss) on investments
Capital gains distributions	341,690	341,258	459,689	5,072	5,555
Net realized gain (loss) from shares sold	50,798	693,906	227	(583)	3,525

Net unrealized appreciation (depreciation) on investments	441,723	2,838,544	1,682,926	(684)	45,242

Net realized and unrealized gain on investments	834,211	3,846,708	2,142,842	3,805	54,322

Increase in net assets resulting from operations	812,270	3,714,799	2,068,091	4,161	54,296

Accumulation unit transactions:
Participant deposits	118,328	684,390	308,243	4,511	19,501
Transfers between investment sub-accounts and general account, net	(127,179)	(252,629)	(199,060)	47,667	(6,772)
Net surrenders and lapses	(119,877)	(837,121)	(539,989)	(893)	(7,403)
Contract benefits	(2,280)	(8,747)	(29,435)	—	—
Loan collateral interest received	13,662	94,367	45,695	17	877
Transfers for policy loans	(46,822)	(157,534)	(223,760)	(2,919)	(871)
Contract charges	(106,417)	(700,010)	(371,941)	(2,222)	(8,991)
Other	13,414	74,122	40,237	187	849

Total net accumulation unit transactions	(257,171)	(1,103,162)	(970,010)	46,348	(2,810)

Increase in net assets	555,099	2,611,637	1,098,081	50,509	51,486

Net assets, beginning of period	$2,581,781	$14,342,422	$7,506,000	$—	$203,280

Net assets, end of period	$3,136,880	$16,954,059	$8,604,081	$50,509	$254,766

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	AB VPS			American Century VP
	International	Small Midcap		Income &	Inflation
	Value	Value	Value (1)	Growth (4)	Protection

Net investment gain (loss)	$5,575	$(3,017)	$555	$46,689	$20,495

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	175,875	3,588	314,119	—

Net realized gain (loss) from shares sold	29,891	(11,966)	(334)	160,860	(22,051)

Net unrealized appreciation on investments	334,557	114,456	1,121	247,004	90,732

Net realized and unrealized gain on investments	364,448	278,365	4,375	721,983	68,681

Increase in net assets resulting from operations	370,023	275,348	4,930	768,672	89,176

Accumulation unit transactions:
Participant deposits	134,662	86,738	871	161,578	62,389
Transfers between investment sub-accounts and general account, net	147,668	55,672	(42,183)	(152,771)	(12,655)
Net surrenders and lapses	(146,041)	(84,634)	(239)	(134,530)	(60,074)
Contract benefits	(500)	(309)	-	—	—
Loan collateral interest received	12,396	9,932	-	18,823	9,378
Transfers for policy loans	(2,251)	(9,722)	(55)	55,058	14,247
Contract charges	(117,374)	(82,111)	(897)	(159,948)	(57,164)
Other	10,676	7,062	54	17,168	4,961

Total net accumulation unit transactions	39,236	(17,372)	(42,449)	(194,622)	(38,918)

Increase (decrease) in net assets	409,259	257,976	(37,519)	574,050	50,258

Net assets, beginning of period	$2,204,190	$1,414,044	$37,519	$3,372,549	$1,089,455

Net assets, end of period	$2,613,449	$1,672,020	$-	$3,946,599	$1,139,713

(1) On April 26, 2019, the AB VPS Value Fund was merged into the AB VPS Growth and Income Fund.

(4) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	American Century VP			DWS
				CROCI®	Equity 500
	International	Ultra	Value	US VIP	Index

Net investment gain (loss)	$3,214	$(1,385)	$96,623	$2,132	$20,439

Realized and unrealized gain on investments
Capital gains distributions	216,587	20,888	423,580	25,324	53,251

Net realized gain from shares sold	151,030	4,979	457,568	5,291	44,406

Net unrealized appreciation on investments	618,679	31,029	725,062	52,422	169,781

Net realized and unrealized gain on investments	986,296	56,896	1,606,210	83,037	267,438

Increase in net assets resulting from operations	989,510	55,511	1,702,833	85,169	287,877

Accumulation unit transactions:
Participant deposits	228,262	7,352	330,016	16,467	28,219
Transfers between investment sub-accounts and general account, net	(33,197)	1,825	(70,112)	(2,939)	(86,804)
Net surrenders and lapses	(223,300)	—	(506,849)	(5,989)	(4,951)
Contract benefits	(18,043)	—	(24,213)	(2,857)	—
Loan collateral interest received	19,630	696	28,563	1,288	298
Transfers for policy loans	(15,999)	(456)	(26,435)	(8,431)	(319)
Contract charges	(173,839)	(5,587)	(309,762)	(8,913)	(16,598)
Other	18,321	1,026	33,241	1,515	(9)

Total net accumulation unit transactions	(198,165)	4,856	(545,551)	(9,859)	(80,164)

Increase in net assets	791,345	60,367	1,157,282	75,310	207,713

Net assets, beginning of period	$3,638,145	$160,899	$6,709,326	$275,167	$883,124

Net assets, end of period	$4,429,490	$221,266	$7,866,608	$350,477	$1,090,837

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	DWS		Dreyfus VIF
	Small Cap	Small Mid		Opportunistic	Quality
	Index	Cap Value	Appreciation	Small Cap	Bond

Net investment gain (loss)	$3,558	$(8,421)	$2,160	$(1,444)	$3,479

Realized and unrealized gain (loss) on investments
Capital gains distributions	70,970	149,050	75,122	25,558	—

Net realized (loss) gain from shares sold	(1,541)	58,043	(8,601)	1,389	(2,221)

Net unrealized appreciation on investments	100,748	178,688	134,243	3,488	22,245

Net realized and unrealized gain on investments	170,177	385,781	200,764	30,435	20,024

Increase in net assets resulting from operations	173,735	377,360	202,924	28,991	23,503

Accumulation unit transactions:
Participant deposits	29,937	113,686	44,666	7,114	21,732
Transfers between investment sub-accounts and general account, net	35,649	66,912	(49,656)	36,580	8,415
Net surrenders and lapses	(5,577)	(111,739)	(32,450)	(805)	(29,984)
Contract benefits	(3,438)	(27,782)	(26,162)	—	(7,059)
Loan collateral interest received	2,726	9,924	2,212	291	1,867
Transfers for policy loans	(2,896)	(19,306)	(16,678)	(4,582)	294
Contract charges	(20,163)	(100,086)	(26,357)	(6,464)	(24,938)
Other	2,832	7,715	1,471	785	1,574

Total net accumulation unit transactions	39,070	(60,676)	(102,954)	32,919	(28,099)

Increase (decrease) in net assets	212,805	316,684	99,970	61,910	(4,596)

Net assets, beginning of period	$683,557	$1,883,667	$625,675	$128,740	$333,197

Net assets, end of period	$896,362	$2,200,351	$725,645	$190,650	$328,601

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Dreyfus VIF	Fidelity VIP
	Sustainable	Equity		High
	U.S. Equity	Income	Growth	Income	Overseas

Net investment gain (loss)	$1,640	$112,320	$(115,685)	$196,196	$113,877

Realized and unrealized gain (loss) on investments
Capital gains distributions	9,145	628,010	1,197,267	-	399,079

Net realized (loss) gain from shares sold	(2,710)	197,230	947,947	26,660	280,935

Net unrealized appreciation on investments	71,302	1,363,854	3,509,161	369,606	1,843,686

Net realized and unrealized gain on investments	77,737	2,189,094	5,654,375	396,266	2,523,700

Increase in net assets resulting from operations	79,377	2,301,414	5,538,690	592,462	2,637,577

Accumulation unit transactions:
Participant deposits	13,860	418,012	681,842	212,042	448,319
Transfers between investment sub-accounts and general account, net	(9,807)	(99,404)	(265,639)	(57,377)	(33,986)
Net surrenders and lapses	(3,372)	(427,756)	(965,367)	(212,197)	(618,092)
Contract benefits	(2)	(10,701)	(25,264)	(4,915)	(15,956)
Loan collateral interest received	2,622	45,802	95,382	25,582	60,738
Transfers for policy loans	(4,522)	(102,989)	(232,676)	(4,869)	(148,094)
Contract charges	(17,367)	(455,053)	(791,493)	(197,058)	(423,057)
Other	1,346	48,042	94,387	21,844	45,135

Total net accumulation unit transactions	(17,242)	(584,047)	(1,408,828)	(216,948)	(684,993)

Increase in net assets	62,135	1,717,367	4,129,862	375,514	1,952,584

Net assets, beginning of period	$245,251	$9,033,225	$17,193,366	$4,288,666	$10,063,319

Net assets, end of period	$307,386	$10,750,592	$21,323,228	$4,664,180	$12,015,903

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Fidelity VIP
	Contrafund		Mid Cap	Value	Investment
	Class 2	Index 500 II	Class 2	Strategies	Grade Bond

Net investment (loss) gain	$(51,651)	$630,519	$2,852	$3,195	$117,330

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,649,185	765,580	459,105	29,900	—

Net realized gain (loss) from shares sold	515,821	2,458,346	14,607	1,385	(11,123)

Net unrealized appreciation on investments	1,727,827	9,669,181	381,275	58,944	370,431

Net realized and unrealized gain on investments	3,892,833	12,893,107	854,987	90,229	359,308

Increase in net assets resulting from operations	3,841,182	13,523,626	857,839	93,424	476,638

Accumulation unit transactions:
Participant deposits	578,964	1,985,700	201,926	11,434	414,226
Transfers between investment sub-accounts and general account, net	(118,753)	(198,731)	127,457	8,958	659,540
Net surrenders and lapses	(693,767)	(2,098,691)	(186,001)	(13,480)	(245,201)
Contract benefits	(34,846)	(48,354)	(19,078)	—	(38,623)
Loan collateral interest received	92,392	280,404	24,501	376	33,560
Transfers for policy loans	(274,436)	(611,743)	(56,712)	(8,129)	(38,374)
Contract charges	(658,364)	(2,116,102)	(168,272)	(10,638)	(370,751)
Other	69,274	240,729	19,141	1,502	26,389

Total net accumulation unit transactions	(1,039,536)	(2,566,788)	(57,038)	(9,977)	440,766

Increase in net assets	2,801,646	10,956,838	800,801	83,447	917,404

Net assets, beginning of period	$12,966,520	$45,712,415	$3,808,673	$281,218	$5,330,385

Net assets, end of period	$15,768,166	$56,669,253	$4,609,474	$364,665	$6,247,789

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Fidelity VIF	Franklin Templeton VIP
	Government	Foreign	Global	Mutual Global	Mutual
	Money Market	Securities	Real Estate	Discovery	Shares

Net investment gain	$73,727	$14,326	$16,682	$3,891	$8,661

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	16,488	19,804	38,631	79,327

Net realized gain (loss) from shares sold	—	3,320	15,579	(8,868)	10,748

Net unrealized appreciation on investments	—	153,422	131,330	48,565	57,150

Net realized and unrealized gain on investments	—	173,230	166,713	78,328	147,225

Increase in net assets resulting from operations	73,727	187,556	183,395	82,219	155,886

Accumulation unit transactions:
Participant deposits	784,640	93,223	52,357	17,157	30,851
Transfers between investment sub-accounts and general account, net	858,495	134,406	(31,831)	(6,769)	339
Net surrenders and lapses	(395,837)	(60,745)	(18,033)	(16,478)	(12,977)
Contract benefits	(1,380)	(20,646)	(8,769)	—	—
Loan collateral interest received	47,090	10,132	6,290	2,045	5,062
Transfers for policy loans	45,291	(26,223)	(12,941)	(16,893)	(21,216)
Contract charges	(1,139,401)	(62,274)	(53,027)	(18,299)	(34,347)
Other	34,585	7,183	4,484	1,815	3,720

Total net accumulation unit transactions	233,483	75,056	(61,470)	(37,422)	(28,568)

Increase in net assets	307,210	262,612	121,925	44,797	127,318

Net assets, beginning of period	$7,320,638	$1,543,467	$878,872	$356,731	$735,762

Net assets, end of period	$7,627,848	$1,806,079	$1,000,797	$401,528	$863,080

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Franklin Templeton VIP			Invesco I.O.V.I.
	Small Cap	Small-Midcap	US	Conservative	Global
	Value	Growth II	Government	Balanced	Strategic

Net investment gain (loss)	$2,421	$(2,038)	$9,075	$1,658	$10,518

Realized and unrealized gain (loss) on investments
Capital gains distributions	129,136	44,995	—	1,811	—

Net realized (loss) gain from shares sold	(10,979)	(8,122)	(2,785)	23	(51)

Net unrealized appreciation on investments	50,805	47,481	12,011	4,418	6,392

Net realized and unrealized gain on investments	168,962	84,354	9,226	6,252	6,341

Increase in net assets resulting from operations	171,383	82,316	18,301	7,910	16,859

Accumulation unit transactions:
Participant deposits	41,996	22,997	28,461	1,910	13,234
Transfers between investment sub-accounts and general account, net	(9,020)	(19,568)	13,759	109,391	374,909
Net surrenders and lapses	(7,739)	(1,039)	(14,209)	—	(7,742)
Contract benefits	—	—	(1,627)	—	—
Loan collateral interest received	1,878	1,628	1,675	147	751
Transfers for policy loans	(8,510)	(9,664)	2,354	(28)	2,971
Contract charges	(35,796)	(18,720)	(35,910)	(2,566)	(13,032)
Other	3,523	1,139	1,900	309	1,023

Total net accumulation unit transactions	(13,668)	(23,227)	(3,597)	109,163	372,114

Increase in net assets	157,715	59,089	14,704	117,073	388,973

Net assets, beginning of period	$677,549	$273,430	$407,977	$—	$—

Net assets, end of period	$835,264	$332,519	$422,681	$117,073	$388,973

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

					JP Morgan
	Invesco I.O.V.I.	Invesco V.I.			Insurance Trust
	Main Street	Health	Mid Cap		Small Cap
	Small Cap	Care	Growth	Technology	Core

Net investment loss	$(478)	$(23,105)	$(8,628)	$(20,727)	$(5,299)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,490	70,340	143,545	207,289	159,563

Net realized (loss) gain from shares sold	(1,428)	125,048	35,402	113,128	110,158

Net unrealized appreciation on investments	5,045	620,873	99,751	396,366	28,553

Net realized and unrealized gain on investments	11,107	816,261	278,698	716,783	298,274

Increase in net assets resulting from operations	10,629	793,156	270,070	696,056	292,975

Accumulation unit transactions:
Participant deposits	3,750	120,739	42,512	94,718	61,284
Transfers between investment sub-accounts and general account, net	104,756	(48,423)	(29,517)	(39,177)	(10,016)
Net surrenders and lapses	(7,349)	(160,117)	(70,374)	(97,002)	(151,397)
Contract benefits	—	(1,228)	(2,677)	(428)	(1,712)
Loan collateral interest received	953	13,011	5,723	10,294	6,534
Transfers for policy loans	(4,386)	4,006	(2,848)	4,172	(13,711)
Contract charges	(3,657)	(100,729)	(40,086)	(80,767)	(71,952)
Other	299	13,736	4,605	12,555	6,242

Total net accumulation unit transactions	94,366	(159,005)	(92,662)	(95,635)	(174,728)

Increase in net assets	104,995	634,151	177,408	600,421	118,247

Net assets, beginning of period	$—	$2,588,232	$844,080	$2,036,546	$1,263,182

Net assets, end of period	$104,995	$3,222,383	$1,021,488	$2,636,967	$1,381,429

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Morgan Stanley
	Investment Funds			Neuberger Berman Trust
	Core Plus	Emerging	US Real	Large Cap	Mid Cap
	Fixed Income	Markets	Estate	Value (2)	Growth

Net investment gain (loss)	$98,103	$6,514	$1,208	$37,505	$(3,880)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	47,595	2,576	460,525	36,336

Net realized gain (loss) from shares sold	15,575	6,797	4,141	(87,045)	26,335

Net unrealized appreciation (depreciation) on investments	142,356	75,038	4,203	(175,940)	85,850

Net realized and unrealized gain on investments	157,931	129,430	10,920	197,540	148,521

Increase in net assets resulting from operations	256,034	135,944	12,128	235,045	144,641

Accumulation unit transactions:
Participant deposits	49,065	15,031	—	28,149	31,144
Transfers between investment sub-accounts and general account, net	(181,971)	34,551	(4,852)	(2,187,623)	(28,692)
Net surrenders and lapses	(62,105)	(29,372)	(8,229)	(36,454)	(22,849)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	194	—	3,367	1,045
Transfers for policy loans	—	(208)	—	(3,452)	(29,447)
Contract charges	(24,623)	(7,455)	(306)	(27,887)	(18,667)
Other	(698)	(137)	(87)	3,220	2,078

Total net accumulation unit transactions	(220,332)	12,604	(13,474)	(2,220,680)	(65,388)

Increase (decrease) in net assets	35,702	148,548	(1,346)	(1,985,635)	79,253

Net assets, beginning of period	$2,501,191	$681,028	$74,484	$1,985,635	$469,352

Net assets, end of period	$2,536,893	$829,576	$73,138	$—	$548,605

(2) On April 30, 2019, the Neuberger Berman AMT Large Cap Value Portfolio was merged into the Neuberger Berman Sustainable Equity Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

				Oppenheimer Variable
	Neuberger Berman Trust			Account Funds
	Mid Cap Growth	Short Duration	Sustainable	Conservative	Global Strategic
	Class S	Bond	Equity	Balanced/VA (3)	Income/VA (3)

Net investment (loss) gain	$(4,526)	$28,393	$(1,450)	$(369)	$(1,197)

Realized and unrealized gain (loss) on investments
Capital gains distributions	46,068	—	119,154	—	—

Net realized gain (loss) from shares sold	16,867	(9,484)	1,704	7,309	(24,901)

Net unrealized appreciation on investments	107,683	48,256	71,618	1,687	45,458

Net realized and unrealized gain on investments	170,618	38,772	192,476	8,996	20,557

Increase in net assets resulting from operations	166,092	67,165	191,026	8,627	19,360

Accumulation unit transactions:
Participant deposits	31,434	137,501	52,161	811	7,011
Transfers between investment sub-accounts and general account, net	(26,256)	(1,199)	2,143,327	(110,746)	(425,309)
Net surrenders and lapses	(34,994)	(121,631)	(116,231)	—	(7,543)
Contract benefits	(17,658)	(330)	—	—	—
Loan collateral interest received	2,314	19,780	3,398	—	1,411
Transfers for policy loans	(9,687)	(11,345)	(3,497)	29	273
Contract charges	(19,967)	(121,007)	(56,977)	(1,714)	(8,466)
Other	1,576	11,333	6,548	213	680

Total net accumulation unit transactions	(73,238)	(86,898)	2,028,729	(111,407)	(431,943)

Increase (decrease) in net assets	92,854	(19,733)	2,219,755	(102,780)	(412,583)

Net assets, beginning of period	$545,872	$2,400,295	$15,487	$102,780	$412,583

Net assets, end of period	$638,726	$2,380,562	$2,235,242	$—	$—

(3) On May 24, 2019, the Oppenheimer Variable Account Funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco Oppenheimer Variable Insurance Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Oppenheimer
	Variable Account
	Funds	Touchstone
	Main Street			Common	Small
	Small Cap/VA (3)	Balanced	Bond	Stock	Company

Net investment (loss) gain	$(254)	$26,034	$27,614	$(73,966)	$(193,371)

Realized and unrealized gain (loss) on investments
Capital gains distributions	-	656	—	369,146	2,860,734

Net realized gain (loss) from shares sold	667	(160,139)	17,086	(3,046,547)	(78,101)

Net unrealized appreciation on investments	7,588	1,103,490	477,406	10,409,498	2,015,818

Net realized and unrealized gain on investments	8,255	944,007	494,492	7,732,097	4,798,451

Increase in net assets resulting from operations	8,001	970,041	522,106	7,658,131	4,605,080

Accumulation unit transactions:
Participant deposits	2,380	221,048	325,330	1,448,965	1,090,060
Transfers between investment sub-accounts and general account, net	(78,051)	(60,916)	(226,884)	(110,614)	552,034
Net surrenders and lapses	-	(269,836)	(248,719)	(1,585,199)	(1,399,610)
Contract benefits	-	(647)	(11,680)	(76,882)	(36,662)
Loan collateral interest received	556	22,700	38,625	166,399	117,328
Transfers for policy loans	(28)	(55,128)	(42,343)	(267,361)	(235,394)
Contract charges	(2,232)	(287,762)	(350,512)	(1,518,685)	(1,174,362)
Other	136	23,466	27,337	138,528	115,436

Total net accumulation unit transactions	(77,239)	(407,075)	(488,846)	(1,804,849)	(971,170)

(Decrease) increase in net assets	(69,238)	562,966	33,260	5,853,282	3,633,910

Net assets, beginning of period	$69,238	$4,611,814	$5,634,561	$28,470,335	$22,788,013

Net assets, end of period	$-	$5,174,780	$5,667,821	$34,323,617	$26,421,923

(3) On May 24, 2019, the Oppenheimer Variable Account Funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco Oppenheimer Variable Insurance Funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

					Van Eck
	T Rowe Price				VIPT
	Blue Chip	Equity	Health	Personal Strategy	Emerging
	Growth	Income	Sciences	Balanced	Markets

Net investment (loss) gain	$(17,421)	$58,979	$(19,902)	$22,929	$(3,040)

Realized and unrealized gain (loss) on investments
Capital gains distributions	63,296	284,087	111,648	58,438	40,038

Net realized gain (loss) from shares sold	183,903	180,572	18,436	(6,950)	22,427

Net unrealized appreciation on investments	323,176	479,387	463,807	286,057	382,467

Net realized and unrealized gain on investments	570,375	944,046	593,891	337,545	444,932

Increase in net assets resulting from operations	552,954	1,003,025	573,989	360,474	441,892

Accumulation unit transactions:
Participant deposits	136,415	216,556	81,709	119,201	91,546
Transfers between investment sub-accounts and general account, net	23,267	(111,563)	(81,212)	(6,992)	(94,651)
Net surrenders and lapses	(90,335)	(211,643)	(49,109)	—	(86,156)
Contract benefits	—	(16,327)	(8,901)	(76,276)	(1,300)
Loan collateral interest received	9,786	22,135	8,979	2,140	8,854
Transfers for policy loans	(66,483)	(26,260)	(12,594)	(2,291)	(7,413)
Contract charges	(96,234)	(205,083)	(98,307)	(49,037)	(79,903)
Other	10,413	20,896	10,199	5,962	6,676

Total net accumulation unit transactions	(73,171)	(311,289)	(149,236)	(7,293)	(162,347)

Increase in net assets	479,783	691,736	424,753	353,181	279,545

Net assets, beginning of period	$1,947,982	$4,083,377	$2,130,664	$1,948,034	$1,536,446

Net assets, end of period	$2,427,765	$4,775,113	$2,555,417	$2,301,215	$1,815,991

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Van Eck VIPT		Wells Fargo VT
	Global	Unconstrained
	Hard Assets	Emerging Markets	Discovery	Opportunity

Net investment loss	$(9,684)	$(4,540)	$(67,570)	$(16,866)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	830,227	574,694

Net realized (loss) gain from shares sold	(48,497)	(58,881)	445,602	195,301

Net unrealized appreciation on investments	182,398	180,141	1,221,054	591,336

Net realized and unrealized gain on investments	133,901	121,260	2,496,883	1,361,331

Increase in net assets resulting from operations	124,217	116,720	2,429,313	1,344,465

Accumulation unit transactions:
Participant deposits	99,656	58,933	273,009	169,992
Transfers between investment sub-accounts and general account, net	199,834	(69,072)	(283,584)	(96,787)
Net surrenders and lapses	(67,827)	(31,915)	(313,766)	(222,346)
Contract benefits	(1,034)	(194)	(18,006)	(481)
Loan collateral interest received	5,461	6,665	27,685	19,621
Transfers for policy loans	(15,952)	(11,689)	(73,117)	(66,050)
Contract charges	(88,232)	(62,999)	(340,562)	(165,540)
Other	5,477	4,932	37,012	19,577

Total net accumulation unit transactions	137,383	(105,339)	(691,329)	(342,014)

Increase in net assets	261,600	11,381	1,737,984	1,002,451

Net assets, beginning of period	$1,072,586	$1,050,724	$6,530,545	$4,510,219

Net assets, end of period	$1,334,186	$1,062,105	$8,268,529	$5,512,670

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 1 – NATURE OF OPERATIONS

National Variable Life Insurance Account (the “Variable” Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable life insurance policies issued by National Life.

National Life maintains four products within the Variable Account. The VariTrak product was established on March 11, 1996 and is used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as VariTrak. On May 1, 1998, National Life established the Estate Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Benefit Provider. On December 23, 2008, National Life established the Investor Select product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Investor Select. Effective January 1, 2009, National Life no longer offers new issues of VariTrak, Estate Provider, Investor Select and Benefit Provider products.

The Variable Account invests the accumulated policyholder policy values in shares of mutual fund portfolios within Alger, AB VPS, American Century VP, DWS, Dreyfus VIF, Fidelity VIP, Franklin Templeton VIP, Invesco I.O.V.I., Invesco V.I., JP Morgan Insurance Trust, Morgan Stanley Investment Funds, Neuberger Berman Trust, Touchstone, T. Rowe Price, Van Eck VIPT, and Wells Fargo VT. Net premiums received by the Variable Account are deposited in the portfolios as designated by the policyholder, except for initial net premiums on new policies, which are first invested in the VIPF Money Market Fund. Policyholders may also direct the allocations of their policy value to a declared interest account (within the General Account of National Life) and may transfer policy value between the portfolios within the Variable Account and the declared interest account.

There are sixty-three sub-accounts within the Variable Account as of December 31, 2020. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder policy values of the underlying variable universal life insurance policies investing in the sub-account. The portfolios consist of the following:

Alger Capital Appreciation Fund	Franklin Templeton VIP Mutual Shares Securities
Alger Large Cap Growth Fund	Franklin Templeton VIP Small Cap Value
Alger Small Cap Growth Fund	Franklin Templeton VIP Small-Midcap Growth II
AB VPS Growth and Income Fund	Franklin Templeton VIP US Government
AB VPS International Growth Fund	Invesco I.O.V.I Conservative Balanced Fund
AB VPS International Value Fund	Invesco I.O.V.I Global Strategic Income Fund
AB VPS Small Midcap Value Fund	Invesco I.O.V.I Main Street Small Cap Fund
American Century VP Disciplined Core Value Fund	Invesco V.I. Discovery Mid Cap Growth Fund
American Century VP Inflation Protection Portfolio	Invesco V.I. Health Care Fund
American Century VP International Portfolio	Invesco V.I. Technology Fund
American Century VP Ultra Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio
American Century VP Value Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio
DWS CROCI® US VIP	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio
DWS Equity 500 Index VIP Fund	Morgan Stanley Investment Funds US Real Estate Portfolio
DWS Small Cap Index Fund	Neuberger Berman Trust Mid Cap Growth Portfolio
DWS Small Mid Cap Value Portfolio	Neuberger Berman Trust Mid Cap Growth Class S
Dreyfus VIF Appreciation Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio
Dreyfus VIF Opportunistic Small Cap Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc.	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Equity Income Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP Growth Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP High Income Portfolio	T Rowe Price Personal Strategy Balanced

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 1 – NATURE OF OPERATIONS

Fidelity VIP Overseas Portfolio	Touchstone Balanced
Fidelity VIP Contrafund Class 2 Portfolio	Touchstone Bond
Fidelity VIP Index 500 II Portfolio	Touchstone Common Stock
Fidelity VIP Mid Cap Class 2 Portfolio	Touchstone Small Company
Fidelity VIP Value Strategies Portfolio	Van Eck VIPT Emerging Markets
Fidelity VIP Investment Grade Bond Portfolio	Van Eck VIPT Global Hard Assets
Fidelity VIP Government Money Market Portfolio	Van Eck VIPT Unconstrained Emerging Markets
Franklin Templeton VIP Foreign Securities	Wells Fargo VT Discovery Fund
Franklin Templeton VIP Global Real Estate	Wells Fargo VT Opportunity Fund
Franklin Templeton VIP Mutual Global Discovery Securities

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

During 2020, the following changes were made: The American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Portfolio and the Dreyfus Quality Bond Portfolio was liquidated. On April 30, 2020 the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund, which was new in 2020.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2020, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. During 2020, there were no significant transfers between levels. The change in the difference between cost and market value during 2020, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined using the first in, first out method (FIFO).

Policyholder Transactions

Policyholders may allocate amounts in their policy value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Participant deposits are reduced by applicable deductions, charges and state premium taxes. Transfers between the Variable Account and the guaranteed interest account, net, are amounts that policyholders have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Surrenders, lapses and contract benefits are payments to policyholders and beneficiaries made under the terms of the policies and amounts that policyholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for policy benefits and terminations. Included in policy charges are administrative, cost of insurance, and other variable charges deducted monthly from the policies.

Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy and variable universal life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Federal Income Taxes

The operations of the Variable Account are part of, and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law. The Variable Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2020.

Subsequent Events

National Life has evaluated events subsequent to December 31, 2020 and through the financial statement issuance date. National Life has not evaluated subsequent events after the issuance date for presentation in these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 3 – CHARGES AND EXPENSES

The following tables describe the fees and expenses assessed when buying, owning and surrendering a Policy within each product of the Variable Account. Such charges reimburse National Life for the insurance, other benefits provided, policy administration and its assumption of mortality and expense risks. The mortality risk assumed is that the insured under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions – VariTrak Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Tax Charge	Upon receipt of premium payment	3.25% of each premium payment (2.0% for qualified employee benefit plans)	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years, or 15 Policy Years following an increase in Face Amount	$0 - $2 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Deferred Sales Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years or following an increase in Face Amount	$1.10 to $37.75 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Withdrawal Fees	Upon making a withdrawal	Lesser of 2% of amount withdrawn or $25	Deducted from Withdrawal Amount
Transfer Fees	Upon making a transfer	$25 per transfer in excess of 5 transfers in any one Policy Year	Deducted from Transfer Amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender, or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Unit Liquidation from Policy Value
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of Policy	Unit liquidation from Policy Value
Mortality and Expense Risk Fees	Deducted Daily	Annual rate of 0.90% of the average daily net assets of each subaccount of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administrative Fees	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 per month, plus $0.07 per $1000 of Face Amount	Unit liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

Charges and Deductions – Investor Select Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	6.00% of each premium payment	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 10 Policy Years or following an increase in Face Amount	Varies based on the characteristics of the insureds	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Policy Value Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.04% of Accumulated Value	Unit Liquidation from Policy Value
Policy Fee	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	$7.50 per month	Unit Liquidation from Policy Value
Expense Charge	On the Date of Issue of the Policy and on each Monthly Policy Date during the first 10 Policy Years, and for 10 years, following an increase in the Face Amount	Varies based on the face amount of the policy at issue, age of the insureds and other factors	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	$25 per withdrawal	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	0% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 per report	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

Charges and Deductions – Estate Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	7.40% - 10.40% depending on Policy Year	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse before the end of Policy Year 10, or the ten years after an increase in the Basic Coverage	Based on Joint Age at issue or time of increase; Level up to 5 years, declines thereafter each month by 1/60 of initial surrender charge	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Variable Account Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.75% - 0.90% in Policy Years 1 - 10	Unit Liquidation from Policy Value
Administrative Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 - $15.00 per month plus $0.08 to $0.09 per $1000 of basic coverage	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	The lesser of 2% of the Withdrawal amount or $25	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer in excess of 12 transfers in any one Policy Year	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

Charges and Deductions – Benefit Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Distribution Charge	Upon receipt of Premium Payment	5% - 15% of Premiums paid during the Policy Year up to the Target Premium, plus 0.5% - 2.5% of Premiums paid in excess of the Target Premium, depending on the Policy Year	Deducted from Premium Payment
Premium Tax Charge	Upon receipt of Premium Payment	Amount varies by State, and may range from 2% to as high as 12% in certain jurisdictions in Kentucky	Deducted from Premium Payment
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of the Policy	Unit liquidation from Policy Value
Policy Administration Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Currently $5.50 per month; Guaranteed not to exceed $8.00 per month	Unit liquidation from Policy Value
Underwriting Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$1.67 per month in Policy Year 1, and $3.75 per month in Policy Years 2 – 5	Unit liquidation from Policy Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0% - 0.22% of the average daily net assets of each sub-account of the Variable Account; Guaranteed not to exceed Annual rate of 0.60%	Deducted from sub-accounts as a reduction in Unit Value
Variable Account Administration Charge	Deducted Daily	Annual Rate of 0.10% during the first 20 Policy Years, and annual rate of 0.07% thereafter	Deducted from sub-accounts as a reduction in Unit Value
Transfer Charge	Upon making a Transfer	$25 per Transfer in excess of 12 transfers in any one Policy Year	Deducted from Transfer amount
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2020 are set forth below:

Portfolio	Shares	Cost
Alger
Capital Appreciation Fund	38,793	$3,007,705
Large Cap Growth Fund	246,182	$15,185,983
Small Cap Growth Fund	275,589	$6,633,080
AB VPS
Growth and Income Fund	2,102	$60,884
International Growth Fund	11,573	$240,225
International Value Fund	201,399	$2,744,613
Small Midcap Value Fund	110,088	$1,928,077
American Century VP
Disciplined Core Value Fund (1)	405,198	$3,635,461
Inflation Protection Portfolio	110,206	$1,155,266
International Portfolio	355,083	$3,558,091
Ultra Portfolio	8,386	$144,308
Value Portfolio	716,389	$5,987,848
DWS
CROCI® US VIP	23,978	$341,895
Equity 500 Index VIP Fund	50,905	988,862
Small Cap Index Fund	63,681	$947,639
Small Mid Cap Value Portfolio	202,151	$2,639,517
Dreyfus VIF
Appreciation Portfolio	17,406	$668,864
Opportunistic Small Cap Portfolio	4,846	$206,653
Quality Bond Portfolio (2)	—	$—
Sustainable U.S. Equity Portfolio, Inc.	7,628	$266,840

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost
Fidelity VIP
Equity Income Portfolio	479,818	$10,088,930
Growth Portfolio	267,344	$14,908,836
High Income Portfolio	858,046	$4,692,004
Overseas Portfolio	488,346	$9,330,785
Contrafund Class 2 Portfolio	394,683	$12,117,546
Index 500 II Portfolio	172,449	$32,317,149
Mid Cap Class 2 Portfolio	132,937	$4,370,290
Value Strategies Portfolio	29,303	$387,323
Investment Grade Bond Portfolio	415,729	$5,369,793
Government Money Market Portfolio	8,448,518	$8,448,518
Franklin Templeton VIP
Foreign Securities	131,835	$1,842,783
Global Real Estate	68,343	$1,006,275
Mutual Global Discovery Securities	25,165	$478,160
Mutual Shares Securities	51,002	$939,664
Small Cap Value	62,432	$984,794
Small-Midcap Growth II	18,343	$308,950
US Government	32,108	$399,532
Invesco I.O.V.I
Conservative Balanced Fund	7,593	$118,393
Global Strategic Income Fund	73,992	$371,526
Main Street Small Cap Fund	4,519	$97,578
Invesco V.I.
Discovery Mid Cap Growth Fund (3)	10,834	$784,376
Health Care Fund	104,090	$2,903,232
Mid Cap Growth Fund (3)	—	$—
Technology Fund	88,876	$2,027,963

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund. Total return has been calculated as of April 30, 2020.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost
JP Morgan Insurance Trust
Small Cap Core Portfolio	64,140	$1,325,028
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	238,628	$2,729,786
Emerging Markets Equity Portfolio	52,497	$780,464
US Real Estate Portfolio	4,201	$76,030
Neuberger Berman Trust
Mid Cap Growth Portfolio	19,173	$513,452
Mid Cap Growth Class S	22,697	$532,654
Short Duration Bond Portfolio	236,783	$2,528,263
Sustainable Equity Portfolio	82,043	$2,145,334
T Rowe Price
Blue Chip Growth Portfolio	62,850	$1,589,027
Equity Income Portfolio	194,978	$5,069,179
Health Sciences Portfolio	53,006	$2,156,280
Personal Strategy Balanced	62,709	$1,301,298
Touchstone
Balanced	430,233	$5,522,660
Bond	568,177	$5,483,951
Common Stock	3,584,660	$38,357,604
Small Company	1,916,135	$27,682,755
Van Eck VIPT
Emerging Markets	119,818	$1,544,332
Global Hard Assets	68,010	$1,291,786
Unconstrained Emerging Markets	126,284	$1,080,206
Wells Fargo VT
Discovery Fund	250,702	$7,529,518
Opportunity Fund	200,426	$4,869,301

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2020 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
Alger
Capital Appreciation Fund	$843,331	$808,402
Large Cap Growth Fund	$4,396,511	$5,329,354
Small Cap Growth Fund	$1,569,341	$2,283,534
AB VPS
Growth and Income Fund	$18,357	$7,228
International Growth Fund	$48,821	$34,176
International Value Fund	$610,467	$398,809
Small Midcap Value Fund	$518,517	$322,102
American Century VP
Disciplined Core Value Fund (1)	$784,035	$748,822
Inflation Protection Portfolio	$162,579	$166,251
International Portfolio	$458,728	$846,868
Ultra Portfolio	$41,288	$90,188
Value Portfolio	$1,462,704	$1,121,636
DWS
CROCI® US VIP	$61,422	$39,017
Equity 500 Index VIP Fund	$121,520	$52,935
Small Cap Index Fund	$323,232	$207,734
Small Mid Cap Value Portfolio	$685,688	$342,026
Dreyfus VIF
Appreciation Portfolio	$155,298	$154,851
Opportunistic Small Cap Portfolio	$28,382	$22,811
Quality Bond Portfolio (2)	$14,863	$348,939
Sustainable U.S. Equity Portfolio, Inc.	$46,704	$57,976

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Fidelity VIP
Equity Income Portfolio	$1,758,470	$1,140,684
Growth Portfolio	$3,611,445	$3,731,860
High Income Portfolio	$987,272	$992,806
Overseas Portfolio	$2,815,754	$3,555,331
Contrafund Class 2 Portfolio	$1,103,358	$2,284,391
Index 500 II Portfolio	$6,378,636	$7,690,017
Mid Cap Class 2 Portfolio	$628,335	$883,441
Value Strategies Portfolio	$54,655	$30,685
Investment Grade Bond Portfolio	$1,153,229	$1,920,764
Government Money Market Portfolio	$35,833,475	$35,012,804
Franklin Templeton VIP
Foreign Securities	$329,378	$291,429
Global Real Estate	$309,219	$175,078
Mutual Global Discovery Securities	$116,837	$54,778
Mutual Shares Securities	$170,518	$98,020
Small Cap Value	$171,536	$106,461
Small-Midcap Growth II	$90,420	$119,176
US Government	$91,588	$120,136
Invesco I.O.V.I
Conservative Balanced Fund	$12,523	$7,185
Global Strategic Income Fund	$94,351	$105,514
Main Street Small Cap Fund	$15,408	$17,269
Invesco V.I.
Discovery Mid Cap Growth Fund (3)	$874,821	$105,668
Health Care Fund	$607,877	$677,829
Mid Cap Growth Fund (3)	$352,493	$1,075,170
Technology Fund	$664,028	$848,785

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund. Total return has been calculated as of April 30, 2020.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
JP Morgan Insurance Trust
Small Cap Core Portfolio	$245,815	$190,126
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,678,020	$2,514,415
Emerging Markets Equity Portfolio	$707,614	$701,324
US Real Estate Portfolio	$14,630	$728
Neuberger Berman Trust
Mid Cap Growth Portfolio	$130,968	$107,965
Mid Cap Growth Class S	$81,877	$108,570
Short Duration Bond Portfolio	$555,145	$429,349
Sustainable Equity Portfolio	$292,173	$316,503
T Rowe Price
Blue Chip Growth Portfolio	$417,677	$493,837
Equity Income Portfolio	$1,195,380	$797,114
Health Sciences Portfolio	$682,644	$627,879
Personal Strategy Balanced	$180,998	$1,192,180
Touchstone
Balanced	$992,013	$1,006,829
Bond	$1,007,473	$957,283
Common Stock	$4,532,257	$5,705,281
Small Company	$4,082,594	$4,321,278
Van Eck VIPT
Emerging Markets	$374,887	$385,037
Global Hard Assets	$326,775	$403,017
Unconstrained Emerging Markets	$203,808	$174,697
Wells Fargo VT
Discovery Fund	$1,296,794	$1,409,345
Opportunity Fund	$1,521,882	$1,722,399

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2020 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product	Alger				Alger				Alger
EP = Estate Provider Product	Capital				Large Cap				Small Cap
BP = Benefit Provider Product	Appreciation				Growth				Growth

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	62,541.02	1,403.21	8,417.63	8,856.58	274,138.41	7,807.23	28,910.71	3,938.10	214,400.41	187.96	167.94	1,902.26
Units issued	2,336.38	136.03	2.38	105.41	9,176.61	557.60	1,273.18	13.44	6,381.17	21.11	1.60	29.86
Units transferred	(3,932.21)	(128.37)	—	89.67	(34,180.81)	(1,703.57)	(9,544.70)	(210.64)	(15,782.44)	108.60	—	(103.99)
Units redeemed	(7,606.96)	(140.26)	(196.86)	(64.18)	(23,547.98)	(592.33)	(603.81)	(172.30)	(20,112.23)	(34.18)	(1.98)	(53.15)
Ending balance	53,338.24	1,270.61	8,223.16	8,987.49	225,586.24	6,068.93	20,035.39	3,568.60	184,886.90	283.48	167.57	1,774.99

VT = VariTrak Product
V2 = Investor Select Product	AB VPS				AB VPS				AB VPS
EP = Estate Provider Product	Growth &				International				International
BP = Benefit Provider Product	Income				Growth				Value

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	3,928.79	689.38	—	—	7,077.24	2,764.68	1,489.60	—	123,687.32	17,281.96	13,710.19	—
Units issued	420.23	179.78	—	—	302.53	325.15	37.03	—	8,680.55	1,378.45	277.66	—
Units transferred	556.57	112.27	—	—	(349.43)	(193.02)	(139.85)	—	20,354.85	1,662.21	(3,040.75)	—
Units redeemed	(357.85)	(69.88)	—	—	(230.65)	(104.82)	(7.69)	—	(12,655.22)	(1,152.69)	(415.54)	—
Ending balance	4,547.74	911.55	—	—	6,799.69	2,791.98	1,379.10	—	140,067.50	19,169.94	10,531.55	—

VT = VariTrak Product
V2 = Investor Select Product	AB VPS				American Century VP				American Century VP
EP = Estate Provider Product	Small Midcap				Disciplined				Inflation
BP = Benefit Provider Product	Value				Core Value (1)				Protection

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	34,901.25	2,602.33	3,921.22	—	119,711.30	—	7,899.89	2,410.42	53,691.03	1,103.69	9,998.44	57,625.95
Units issued	3,028.30	261.89	116.10	—	4,668.58	—	170.53	44.97	4,591.42	25.74	3.42	—
Units transferred	7,245.48	443.00	(637.94)	—	2,374.72	—	175.52	225.59	14.63	26.16	6.36	—
Units redeemed	(5,228.36)	(230.69)	(92.80)	—	(13,562.22)	—	(215.32)	(210.57)	(5,471.83)	(207.18)	(12.39)	(591.71)
Ending balance	39,946.68	3,076.54	3,306.58	—	113,192.38	—	8,030.63	2,470.39	52,825.25	948.41	9,995.83	57,034.24

(1) On September 3, 2020, the American Century Income & Growth Portfolio was renamed the American Century Disciplined Core Value Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	American Century VP				American Century VP				American Century VP
EP = Estate Provider Product
BP = Benefit Provider Product	International				Ultra				Value

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	162,845.19	8,515.71	15,787.57	—	4,838.15	—	1,196.60	—	158,075.94	2,591.70	10,989.22	12,458.75
Units issued	8,374.41	775.33	198.91	—	240.41	—	—	—	19,157.24	615.70	205.21	264.64
Units transferred	(9,646.28)	(421.87)	(3,833.45)	—	(1,384.55)	—	(258.58)	—	20,381.87	(9.22)	1,912.27	(816.80)
Units redeemed	(12,036.17)	(639.22)	(282.29)	—	(430.08)	—	4.82	—	(37,986.89)	(491.54)	(442.35)	(374.77)
Ending balance	149,537.16	8,229.95	11,870.73	—	3,263.93	—	942.85	—	159,628.16	2,706.64	12,664.35	11,531.82

VT = VariTrak Product
V2 = Investor Select Product	DWS				DWS				DWS
EP = Estate Provider Product	CROCI®				Equity 500				Small Cap
BP = Benefit Provider Product	US VIP				Index				Index

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	18,546.26	—	171.33	—	—	—	—	24,161.61	16,355.56	1,398.59	-	5,282.83
Units issued	1,196.66	—	2.96	—	—	—	—	88.55	856.62	122.97	-	58.03
Units transferred	1,900.15	—	4.17	—	—	—	—	97.71	792.58	207.36	-	172.79
Units redeemed	(2,689.85)	—	(0.46)	—	—	—	—	(479.25)	(731.19)	(304.63)	-	(179.54)
Ending balance	18,953.23	—	178.00	—	—	—	—	23,868.62	17,273.57	1,424.29	—	5,334.12

VT = VariTrak Product	DWS				Dreyfus VIF				Dreyfus VIF
V2 = Investor Select Product	Small Mid								Opportunistic
EP = Estate Provider Product	Cap Value				Appreciation				Small Cap
BP = Benefit Provider Product
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
Units Issued, Transferred
and Redeemed:
Beginning balance	61,219.24	4,140.56	7,608.33	—	21,572.46	—	1,331.59	—	8,992.07	—	—	—
Units issued	4,545.36	528.09	471.33	—	1,318.23	—	—	—	822.80	—	—	—
Units transferred	10,587.39	717.88	(1,580.00)	—	(180.71)	—	(84.81)	—	347.70	—	—	—
Units redeemed	(6,016.08)	148.19	(238.09)	—	(2,833.49)	—	5.97	—	(609.63)	—	—	—
Ending balance	70,335.92	5,534.73	6,261.57	—	19,876.50	—	1,252.75	—	9,552.93	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	Dreyfus VIF				Dreyfus VIF				Fidelity VIP
EP = Estate Provider Product	Quality				Sustainable				Equity
BP = Benefit Provider Product	Bond (2)				U.S. Equity				Income

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	20,780.13	—	177.58	—	14,568.95	—	177.83	-	105,801.06	483.81	3,675.37	—
Units issued	454.44	—	—	—	543.93	—	—	-	4,769.48	37.30	82.18	—
Units transferred	(20,293.50)	—	(175.76)	—	444.69	—	—	-	4,252.43	29.04	147.39	—
Units redeemed	(941.06)	—	(1.82)	—	(1,612.38)	—	(62.83)	-	(8,154.43)	(80.05)	(24.27)	—
Ending balance	0.00	—	0.00	—	13,945.19	—	115.00	—	106,668.55	470.11	3,880.68	—

(2) On May 1, 2020, the Dreyfus Quality Bond Portfolio was liquidated.

VT = VariTrak Product
V2 = Investor Select Product	Fidelity VIP				Fidelity VIP				Fidelity VIP
EP = Estate Provider Product					High
BP = Benefit Provider Product	Growth				Income				Overseas

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	139,844.99	535.73	36,714.44	—	74,660.39	1,177.20	12,732.79	—	199,726.11	12,926.09	18,557.45	513,499.38
Units issued	4,223.46	56.15	443.78	—	3,307.53	81.37	213.60	—	8,082.63	566.58	357.07	5,593.24
Units transferred	(7,809.34)	(57.52)	(1,601.65)	—	696.41	108.47	966.21	—	(3,268.83)	(268.54)	33.75	(9,877.67)
Units redeemed	(10,280.03)	(22.74)	(745.95)	—	(7,560.34)	(224.67)	(550.78)	—	(17,930.37)	(1,140.22)	(1,154.90)	(19,799.71)
Ending balance	125,979.07	511.63	34,810.62	—	71,103.99	1,142.36	13,361.82	—	186,609.55	12,083.91	17,793.38	489,415.23

VT = VariTrak Product
V2 = Investor Select Product	Fidelity VIP				Fidelity VIP				Fidelity VIP
EP = Estate Provider Product	Contrafund								Mid Cap
BP = Benefit Provider Product	Class 2				Index 500 II				Class 2

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	199,721.05	4,582.41	31,723.37	—	465,475.13	38,638.51	252,526.76	—	106,394.60	3,895.22	9,440.67	—
Units issued	7,076.90	201.74	570.94	—	15,380.21	2,806.75	5,921.47	—	3,773.95	153.07	135.34	—
Units transferred	(6,287.66)	(127.39)	(1,407.67)	—	2,244.94	41.73	(14,264.39)	—	(2,681.90)	47.86	(1,835.20)	—
Units redeemed	(14,999.25)	(423.67)	(925.65)	—	(33,366.42)	(1,748.02)	(6,908.38)	—	(4,624.42)	(293.96)	(163.43)	—
Ending balance	185,511.03	4,233.10	29,961.00	—	449,733.86	39,738.96	237,275.46	—	102,862.23	3,802.20	7,577.38	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	Fidelity VIP				Fidelity VIP				Fidelity VIP
EP = Estate Provider Product	Value				Investment				Government
BP = Benefit Provider Product	Strategies				Grade Bond				Money Market

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	6,113.93	538.27	1,464.80	—	250,671.22	3,185.93	22,651.11	100,143.02	468,002.96	8,531.77	56,406.71	349,963.65
Units issued	221.02	22.51	66.82	—	17,243.60	110.41	517.06	3,039.14	50,404.01	2,066.64	4,804.49	1,323.77
Units transferred	(36.48)	46.22	146.69	—	2,459.30	91.73	695.94	12.63	155,662.96	8,363.02	93,534.62	47,658.49
Units redeemed	(236.52)	(141.47)	(1.07)	—	(60,758.47)	(162.69)	(281.71)	(5,023.18)	(156,078.63)	(8,523.56)	(73,366.69)	(192,193.90)
Ending balance	6,061.94	465.53	1,677.24	—	209,615.65	3,225.37	23,582.41	98,171.61	517,991.30	10,437.87	81,379.14	206,752.01

VT = VariTrak Product
V2 = Investor Select Product	Franklin Templeton VIP				Franklin Templeton VIP				Franklin Templeton VIP
EP = Estate Provider Product	Foreign				Global				Mutual Global
BP = Benefit Provider Product	Securities				Real Estate				Discovery Securities

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	89,308.67	1,189.91	9,455.06	—	51,445.62	—	365.43	—	15,244.97	637.44	167.96	—
Units issued	15,469.83	96.21	20.67	—	3,783.96	—	—	—	1,096.46	27.83	—	—
Units transferred	19,002.12	81.10	590.45	—	4,193.95	—	45.64	—	1,412.59	1.19	—	—
Units redeemed	(36,431.13)	(52.48)	(52.98)	—	(6,223.79)	—	(0.83)	—	(9.20)	(18.46)	(10.76)	—
Ending balance	87,349.48	1,314.73	10,013.20	—	53,199.74	—	410.24	—	17,744.82	648.00	157.20	—

VT = VariTrak Product
V2 = Investor Select Product	Franklin Templeton VIP				Franklin Templeton VIP				Franklin Templeton VIP
EP = Estate Provider Product	Mutual Shares				Small Cap				Small-Midcap
BP = Benefit Provider Product	Securities				Value				Growth II

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	29,653.07	1,566.30	4,096.49	—	19,805.09	1,313.77	3,234.43	—	7,397.50	1,779.33	751.63	—
Units issued	1,611.00	31.59	8.50	—	3,775.23	207.06	71.17	—	343.83	89.16	—	—
Units transferred	2,944.60	189.16	—	—	492.17	66.40	243.06	—	(572.78)	(292.18)	(172.52)	—
Units redeemed	(3,358.85)	(21.38)	(1.38)	—	(3,564.51)	(98.11)	(287.57)	—	(1,069.57)	(59.54)	2.46	—
Ending balance	30,849.83	1,765.67	4,103.62	—	20,507.97	1,489.12	3,261.09	—	6,098.98	1,516.77	581.57	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	Franklin Templeton VIP				Invesco I.O.V.I.				Invesco I.O.V.I.
EP = Estate Provider Product	US				Conservative				Global
BP = Benefit Provider Product	Government				Balanced				Strategic Income

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	31,053.37	1,958.51	1,413.22	—	10,437.84	476.44	—	—	33,614.92	2,876.90	616.62	—
Units issued	2,189.79	22.96	30.71	—	198.83	83.45	—	—	1,465.93	120.49	—	—
Units transferred	206.10	87.90	135.06	—	(19.22)	6.36	—	—	(571.78)	98.48	—	—
Units redeemed	(5,647.57)	(161.31)	(7.20)	—	(132.80)	(35.36)	—	—	(2,660.98)	(964.09)	(39.51)	—
Ending balance	27,801.70	1,908.06	1,571.79	—	10,484.65	530.89	—	—	31,848.10	2,131.77	577.11	—

VT = VariTrak Product
V2 = Investor Select Product	Invesco I.O.V.I.				Invesco V.I.				Invesco V.I.
EP = Estate Provider Product	Main Street				Discovery				Health
BP = Benefit Provider Product	Small Cap				Mid Cap Growth (3)				Care

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	8,507.30	802.26	—	—	—	—	—	—	101,810.65	—	5,002.79	5,208.41
Units issued	448.49	272.82	—	—	2,491.83	—	—	11.97	3,733.11	—	291.41	—
Units transferred	(179.13)	12.53	—	—	81,055.63	—	—	603.80	(421.77)	—	474.83	—
Units redeemed	(615.65)	(163.88)	—	—	(4,257.24)	—	—	(3.79)	(8,664.08)	—	(33.83)	(59.06)
Ending balance	8,161.01	923.73	—	—	79,290.22	—	—	611.98	96,457.91	—	5,735.20	5,149.35

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund.

VT = VariTrak Product									JP Morgan
V2 = Investor Select Product	Invesco V.I.				Invesco V.I.				Insurance Trust
EP = Estate Provider Product	Mid Cap								Small Cap
BP = Benefit Provider Product	Growth (3)				Technology				Core

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	46,835.41	—	106.92	274.93	184,271.93	—	5,486.82	8,273.61	28,006.19	—	5,923.05	251.63
Units issued	655.74	—	—	—	6,548.36	—	452.35	—	438.21	—	139.11	—
Units transferred	(42,234.07)	—	—	(274.33)	(21,840.19)	—	586.83	—	133.99	—	623.30	—
Units redeemed	(5,257.08)	—	(106.92)	(0.60)	(14,845.79)	—	(47.02)	(39.87)	(720.66)	—	(548.60)	(251.63)
Ending balance	0.00	—	(0.00)	(0.00)	154,134.31	—	6,478.98	8,233.73	27,857.74	—	6,136.85	(0.00)

(3) On April 30, 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product	Morgan Stanley				Morgan Stanley				Morgan Stanley
V2 = Investor Select Product	Investment Funds				Investment Funds				Investment Funds
EP = Estate Provider Product	Core Plus				Emerging Markets				US Real
BP = Benefit Provider Product	Fixed Income				Equity				Estate

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	—	—	—	998,898.43	—	—	—	246,777.76	—	—	—	11,354.34
Units issued	—	—	—	11,078.79	—	—	—	2,495.72	—	—	—	—
Units transferred	—	—	—	53,669.60	—	—	—	1,295.76	—	—	—	2,230.08
Units redeemed	—	—	—	(41,054.69)	—	—	—	(8,375.22)	—	—	—	(131.87)
Ending balance	—	—	—	1,022,592.12	—	—	—	242,194.01	—	—	—	13,452.55

VT = VariTrak Product
V2 = Investor Select Product	Neuberger Berman Trust				Neuberger Berman Trust				Neuberger Berman Trust
EP = Estate Provider Product	Mid Cap				Mid Cap Growth				Short Duration
BP = Benefit Provider Product	Growth				Class S				Bond

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	10,716.16	2,283.90	101.31	—	32,222.42	—	10,380.66	—	178,403.87	5,953.60	20,328.73	—
Units issued	278.05	568.92	—	—	1,766.48	—	4.97	—	9,886.53	246.82	451.49	—
Units transferred	(116.15)	(899.55)	—	—	(2,353.69)	—	(401.55)	—	14,630.13	452.57	216.26	—
Units redeemed	(291.90)	466.67	(6.49)	—	(2,258.26)	—	(39.61)	—	(16,990.89)	(1,197.64)	(363.27)	—
Ending balance	10,586.16	2,419.93	94.82	—	29,376.95	—	9,944.48	—	185,929.64	5,455.36	20,633.22	—
VT = VariTrak Product
V2 = Investor Select Product	Neuberger Berman Trust				Touchstone				Touchstone
EP = Estate Provider Product	Sustainable
BP = Benefit Provider Product	Equity				Balanced				Bond

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	46,676.83	415.88	8,810.15	14,119.03	117,337.77	3,928.58	7,965.30	(0.00)	192,828.46	6,984.18	26,368.96	9.25
Units issued	1,938.78	52.40	153.07	151.75	4,290.31	409.50	137.79	—	6,764.42	261.69	773.96	—
Units transferred	173.39	2.82	(434.50)	(483.95)	2,674.05	(57.84)	(367.30)	—	3,612.56	183.80	(701.31)	—
Units redeemed	(3,993.26)	(23.69)	(181.40)	(2,249.47)	(12,019.60)	124.82	(765.06)	—	(9,498.24)	(1,479.15)	(1,239.48)	(4.47)
Ending balance	44,795.73	447.41	8,347.33	11,537.36	112,282.53	4,405.05	6,970.72	(0.00)	193,707.19	5,950.52	25,202.12	4.78

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	Touchstone				Touchstone				T Rowe Price
EP = Estate Provider Product	Common				Small				Blue Chip
BP = Benefit Provider Product	Stock				Company				Growth

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	478,951.71	11,056.96	27,531.15	68,210.42	208,419.72	8,287.66	29,135.64	18,897.69	47,274.83	3,692.53	4,098.96	—
Units issued	19,838.41	967.30	675.09	242.76	6,562.71	57,958.41	525.97	—	2,373.61	396.62	34.10	—
Units transferred	(11,270.38)	(662.65)	(4,678.75)	(2,089.56)	3,147.30	(22,514.05)	(344.30)	(26.50)	(2,103.77)	(317.72)	(76.89)	—
Units redeemed	(36,764.42)	(1,216.33)	(1,040.70)	(1,437.74)	(14,203.98)	(35,371.95)	(777.78)	(5,308.00)	(3,001.33)	(327.32)	(54.54)	—
Ending balance	450,755.33	10,145.28	22,486.79	64,925.88	203,925.73	8,360.07	28,539.53	13,563.19	44,543.35	3,444.11	4,001.63	—

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product	T Rowe Price				T Rowe Price				T Rowe Price
BP = Benefit Provider Product	Equity				Health				Personal Strategy
	Income				Sciences				Balanced
Units Issued,
Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	144,259.00	5,643.18	24,208.91	—	35,794.29	760.80	1,420.45	—	80,192.57	751.00	—	—
Units issued	9,340.53	651.51	541.30	—	1,898.04	41.33	44.60	—	2,221.10	41.84	—	—
Units transferred	21,339.26	1,227.84	(1,435.93)	—	(259.52)	(43.06)	(92.71)	—	638.25	99.62	—	—
Units redeemed	(17,767.94)	(1,831.56)	(491.16)	—	(3,851.91)	(28.68)	(66.18)	—	(39,452.32)	(13.12)	—	—
Ending balance	157,170.85	5,690.96	22,823.12	—	33,580.90	730.40	1,306.17	—	43,599.60	879.34	—	—

VT = VariTrak Product
V2 = Investor Select Product	Van Eck VIPT				Van Eck VIPT				Van Eck VIPT
EP = Estate Provider Product	Emerging				Global Hard				Unconstrained
BP = Benefit Provider Product	Markets				Assets				Emerging Markets

Units Issued, Transferred	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	35,032.91	9,265.47	4,710.98	—	107,689.18	6,850.17	8,723.51	—	70,380.34	3,291.86	9,223.92	—
Units issued	1,086.46	368.76	278.04	—	5,343.60	528.05	1,450.38	—	3,272.73	416.87	236.98	—
Units transferred	(273.51)	85.49	(1,091.99)	—	(950.07)	(127.10)	(2,884.98)	—	783.30	225.40	(579.06)	—
Units redeemed	(1,186.48)	(1,017.65)	(268.44)	—	(3,322.24)	(1,817.77)	(1,529.16)	—	(5,735.10)	(746.70)	(230.62)	—
Ending balance	34,659.38	8,702.08	3,628.59	—	108,760.47	5,433.35	5,759.76	—	68,701.27	3,187.42	8,651.22	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product	Wells Fargo				Wells Fargo
EP = Estate Provider Product	VT				VT
BP = Benefit Provider Product
	Discovery				Opportunity
Units Issued,
Transferred	VT	V2	EP	BP	VT	V2	EP	BP
and Redeemed:
Beginning balance	148,067.93	—	9,019.50	818.76	63,991.60	—	17,502.34	10,706.36
Units issued	4,319.20	—	82.11	6.84	2,362.21	—	17.24	103.22
Units transferred	(4,354.92)	—	(263.21)	—	(8,324.71)	—	(4.72)	21.13
Units redeemed	(12,088.34)	—	(384.91)	(417.41)	(4,964.36)	—	(29.76)	(349.58)
Ending balance	135,943.87	—	8,453.49	408.19	53,064.74	—	17,485.10	10,481.12

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 are shown below. Information for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

		For the Year Ended
	At December 31,	December 31,
	2020	2020	At December 31, 2020								For the Year Ended December 31, 2020
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Alger
Capital Appreciation Fund	$3,877,394	0.00%	53,338.24	1,270.61	8,223.16	8,987.49	$56.10	$85.22	$67.17	$24.99	0.90%	0.22%	0.32%	40.49%	41.75%	41.75%	41.60%
Large Cap Growth Fund	$22,995,908	0.17%	225,586.24	6,068.93	20,035.39	3,568.60	$90.85	$78.25	$49.96	$287.66	0.90%	0.22%	0.32%	65.54%	67.03%	67.03%	66.83%
Small Cap Growth Fund	$12,340,864	1.01%	184,886.90	283.48	167.57	1,774.99	$64.09	$81.25	$64.67	$258.08	0.90%	0.22%	0.32%	65.66%	67.15%	67.15%	66.96%
AB VPS
Growth and Income Fund	$60,884	1.53%	4,547.74	911.55	—	—	$11.12	$11.29	$-	$—	0.90%	0.22%	0.32%	1.80%	2.72%	0.00%	0.00%
International Growth Fund	$318,951	1.37%	6,799.69	2,791.98	1,379.10	—	$27.86	$31.05	$31.05	$—	0.90%	0.22%	0.32%	28.78%	29.94%	29.94%	0.00%
International Value Fund	$2,910,221	2.05%	140,067.50	19,169.94	10,531.55	—	$16.81	$18.73	$18.73	$—	0.90%	0.22%	0.32%	1.55%	2.47%	2.47%	0.00%
Small Midcap Value Fund	$1,914,423	1.13%	39,946.68	3,076.54	3,306.58	—	$40.68	$45.34	$45.34	$—	0.90%	0.22%	0.32%	2.44%	3.37%	3.37%	0.00%
American Century VP
Disciplined Core Value Fund (1)	$4,165,441	1.99%	113,192.38	—	8,030.63	2,470.39	$33.41	$—	$40.45	$23.99	0.90%	0.22%	0.32%	10.81%	0.00%	11.81%	11.68%
Inflation Protection Portfolio	$1,224,194	1.60%	52,825.25	948.41	9,995.83	57,034.24	$17.04	$17.45	$19.78	$1.93	0.90%	0.22%	0.32%	8.83%	9.81%	9.81%	9.42%
International Portfolio	$5,006,668	0.48%	149,537.16	8,229.95	11,870.73	—	$28.95	$33.81	$33.62	$—	0.90%	0.22%	0.32%	24.75%	25.88%	25.88%	0.00%
Ultra Portfolio	$230,457	0.00%	3,263.93	—	942.85	—	$52.87	$—	$61.39	$—	0.90%	0.22%	0.32%	48.52%	0.00%	49.85%	0.00%
Value Portfolio	$8,002,066	2.41%	159,628.16	2,706.64	12,664.35	11,531.82	$43.40	$34.77	$47.65	$32.60	0.90%	0.22%	0.32%	0.07%	0.98%	0.98%	0.86%
DWS
CROCI® US VIP	$310,990	2.15%	18,953.23	—	178.00	—	$16.23	$—	$18.85	$—	0.90%	0.22%	0.32%	(13.20)%	0.00%	(12.41)%	0.00%
Equity 500 Index VIP Fund	$1,271,090	1.67%	—	—	—	23,868.62	$-	$—	$-	$53.25	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	17.95%
Small Cap Index Fund	$1,107,413	1.09%	17,273.57	1,424.29	—	5,334.12	$42.98	$47.90	$-	$55.62	0.90%	0.22%	0.32%	18.36%	19.43%	0.00%	19.30%
Small Mid Cap Value Portfolio	$2,423,788	1.07%	70,335.92	5,534.73	6,261.57	—	$28.91	$32.57	$33.57	$—	0.90%	0.22%	0.32%	(1.99)%	(1.11)%	(1.11)%	0.00%
Dreyfus VIF
Appreciation Portfolio	$821,234	0.79%	19,876.50	—	1,252.75	—	$38.50	$—	$44.70	$—	0.90%	0.22%	0.32%	22.58%	0.00%	23.69%	0.00%
Opportunistic Small Cap Portfolio	$240,661	0.61%	9,552.93	—	—	—	$25.19	$—	$-	$—	0.90%	0.22%	0.32%	18.82%	0.00%	0.00%	0.00%
Quality Bond Portfolio (2)	$—	2.51%	—	—	—	—	$-	$—	$-	$—	0.90%	0.22%	0.32%	(100.00)%	0.00%	(100.00)%	0.00%
Sustainable U.S. Equity Portfolio, Inc.	$360,352	1.08%	13,945.19	—	115.00	—	$25.59	$—	$30.64	$—	0.90%	0.22%	0.32%	23.03%	0.00%	24.14%	0.00%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2020	2020	At December 31, 2020								For the Year Ended December 31, 2020
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Fidelity VIP
Equity Income Portfolio	$11,467,659	1.88%	106,668.55	470.11	3,880.68	—	$106.06	$40.18	$34.98	$-	0.90%	0.22%	0.32%	5.74%	6.69%	6.69%	0.00%
Growth Portfolio	$27,536,411	0.08%	125,979.07	511.63	34,810.62	—	$199.16	$78.04	$69.12	$-	0.90%	0.22%	0.32%	42.61%	43.89%	43.89%	0.00%
High Income Portfolio	$4,556,226	5.21%	71,103.99	1,142.36	13,361.82	—	$59.12	$29.01	$23.92	$-	0.90%	0.22%	0.32%	1.83%	2.75%	2.75%	0.00%
Overseas Portfolio	$12,950,948	0.45%	186,609.55	12,083.91	17,793.38	489,415.23	$51.73	$29.56	$26.33	$5.05	0.90%	0.22%	0.32%	14.58%	15.61%	15.61%	15.49%
Contrafund Class 2 Portfolio	$19,011,870	0.25%	185,511.03	4,233.10	29,961.00	—	$88.64	$57.45	$77.61	$-	0.90%	0.22%	0.32%	29.40%	30.57%	30.57%	0.00%
Index 500 II Portfolio	$64,080,229	1.78%	449,733.86	39,738.96	237,275.46	—	$111.32	$53.53	$50.10	$-	0.90%	0.22%	0.32%	17.18%	18.24%	18.24%	0.00%
Mid Cap Class 2 Portfolio	$5,147,338	0.67%	102,862.23	3,802.20	7,577.38	—	$44.51	$46.74	$51.68	$-	0.90%	0.22%	0.32%	17.13%	18.19%	18.19%	0.00%
Value Strategies Portfolio	$397,058	1.34%	6,061.94	465.53	1,677.24	—	$46.99	$52.37	$52.37	$-	0.90%	0.22%	0.32%	7.29%	8.26%	8.26%	0.00%
Investment Grade Bond Portfolio	$5,857,619	2.22%	209,615.65	3,225.37	23,582.41	98,171.61	$23.01	$19.75	$27.55	$3.27	0.90%	0.22%	0.32%	8.42%	9.39%	9.39%	9.26%
Government Money Market Portfolio	$8,448,518	0.26%	517,991.30	10,437.87	81,379.14	206,752.01	$13.23	$10.46	$14.80	$1.36	0.90%	0.22%	0.32%	(0.62)%	0.28%	0.28%	0.16%
Franklin Templeton VIP
Foreign Securities	$1,750,766	3.37%	87,349.48	1,314.73	10,013.20	—	$17.42	$19.90	$20.23	$-	0.90%	0.22%	0.32%	(2.04)%	(1.16)%	(1.16)%	0.00%
Global Real Estate	$971,161	3.30%	53,199.74	—	410.24	—	$18.09	$—	$21.01	$-	0.90%	0.22%	0.32%	(6.23)%	0.00%	(5.39)%	0.00%
Mutual Global Discovery Securities	$440,381	2.80%	17,744.82	648.00	157.20	—	$23.62	$26.33	$26.33	$-	0.90%	0.22%	0.32%	(5.08)%	(4.22)%	(4.22)%	0.00%
Mutual Shares Securities	$846,116	3.01%	30,849.83	1,765.67	4,103.62	—	$22.36	$28.09	$25.97	$-	0.90%	0.22%	0.32%	(5.89)%	(5.04)%	(5.04)%	0.00%
Small Cap Value	$905,263	1.53%	20,507.97	1,489.12	3,261.09	—	$34.67	$42.26	$40.26	$-	0.90%	0.22%	0.32%	4.25%	5.19%	5.19%	0.00%
Small-Midcap Growth II	$423,898	0.00%	6,098.98	1,516.77	581.57	—	$47.26	$68.39	$54.88	$-	0.90%	0.22%	0.32%	53.71%	55.09%	55.09%	0.00%
US Government	$397,176	3.52%	27,801.70	1,908.06	1,571.79	—	$12.54	$13.97	$13.97	$-	0.90%	0.22%	0.32%	3.15%	4.08%	4.08%	0.00%
Invesco I.O.V.I
Conservative Balanced Fund	$134,248	1.89%	10,484.65	530.89	—	—	$12.18	$12.36	$—	$-	0.90%	0.22%	0.32%	13.56%	14.59%	0.00%	0.00%
Global Strategic Income Fund	$369,961	5.45%	31,848.10	2,131.77	577.11	—	$10.69	$10.85	$10.85	$-	0.90%	0.22%	0.32%	2.07%	2.99%	2.99%	0.00%
Main Street Small Cap Fund	$121,604	0.38%	8,161.01	923.73	—	—	$13.37	$13.56	$—	$-	0.90%	0.22%	0.32%	18.57%	19.64%	0.00%	0.00%
Invesco V.I.
Discovery Mid Cap Growth Fund (3)	$1,158,501	0.00%	79,290.22	—	—	611.98	$14.50	$—	$—	$14.57	0.90%	0.22%	0.32%	47.34%	0.00%	0.00%	48.11%
Health Care Fund	$3,506,795	0.32%	96,457.91	—	5,735.20	5,149.35	$33.56	$—	$40.18	$7.62	0.90%	0.22%	0.32%	13.44%	0.00%	14.46%	14.32%
Mid Cap Growth Fund (3)	$—	0.00%	—	—	—	—	$20.37	$—	$21.89	$21.51	0.90%	0.22%	0.32%	(5.79)%	0.00%	(5.50)%	(6.28)%
Technology Fund	$3,248,431	0.00%	154,134.31	—	6,478.98	8,233.73	$19.74	$—	$23.64	$6.39	0.90%	0.22%	0.32%	44.81%	0.00%	46.11%	45.94%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2020	2020	At December 31, 2020								For the Year Ended December 31, 2020
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,546,420	0.98%	27,857.74	—	6,136.85	—	$45	$—	$46	$—	0.90%	0.22%	0.32%	12.67%	0.00%	13.69%	(100.00)%
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,796,715	2.92%	—	—	—	1,022,592.12	$-	$—	$-	$2.73	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	7.69%
Emerging Markets Equity Portfolio	$930,767	1.37%	—	—	—	242,194.01	$-	$—	$-	$3.84	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	14.32%
US Real Estate Portfolio	$71,965	3.07%	—	—	—	13,452.55	$-	$—	$-	$5.35	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	(16.95)%
Neuberger Berman Trust
Mid Cap Growth Portfolio	$763,094	0.00%	10,586.16	2,419.93	94.82	—	$57.14	$62.76	$66.36	$0.00	0.90%	0.22%	0.32%	38.73%	39.98%	39.98%	0.00%
Mid Cap Growth Class S	$818,461	0.00%	29,376.95	—	9,944.48	—	$20.57	$0.00	$21.54	$0.00	0.90%	0.22%	0.32%	38.46%	0.00%	39.71%	0.00%
Short Duration Bond Portfolio	$2,528,841	2.39%	185,929.64	5,455.36	20,633.22	—	$11.67	$14.48	$13.55	$0.00	0.90%	0.22%	0.32%	2.53%	3.46%	3.46%	0.00%
Sustainable Equity Portfolio	$2,517,899	0.62%	44,795.73	447.41	8,347.33	11,537.36	$43.36	$48.32	$48.32	$13.07	0.90%	0.22%	0.32%	18.49%	19.56%	19.56%	19.43%
T Rowe Price
Blue Chip Growth Portfolio	$5,846,868	1.32%	112,282.53	4,405.05	6,970.72	—	$48.11	$34.61	$42.03	$0.00	0.90%	0.22%	0.32%	18.09%	19.16%	19.16%	0.00%
Equity Income Portfolio	$6,141,988	1.78%	193,707.19	5,950.52	25,202.12	4.78	$27.33	$17.75	$29.44	$29.08	0.90%	0.22%	0.32%	8.73%	9.71%	9.71%	9.58%
Health Sciences Portfolio	$39,467,109	0.63%	450,755.33	10,145.28	22,486.79	64,925.88	$75.60	$50.62	$58.28	$54.91	0.90%	0.22%	0.32%	22.57%	23.68%	23.68%	23.54%
Personal Strategy Balanced	$30,102,483	0.16%	203,925.73	8,360.07	28,539.53	13,563.19	$126.36	$50.71	$101.77	$74.11	0.90%	0.22%	0.32%	17.64%	18.70%	18.70%	18.55%
Touchstone
Balanced	$3,046,989	0.00%	44,543.35	3,444.11	4,001.63	—	$56.18	$82.26	$65.24	$0.00	0.90%	0.22%	0.32%	32.72%	33.92%	33.92%	0.00%
Bond	$5,088,931	2.16%	157,170.85	5,690.96	22,823.12	—	$26.65	$34.16	$30.94	$0.00	0.90%	0.22%	0.32%	0.05%	0.96%	0.96%	0.00%
Common Stock	$3,072,255	0.00%	33,580.90	730.40	1,306.17	—	$85.43	$100.99	$99.20	$0.00	0.90%	0.22%	0.32%	28.11%	29.27%	29.27%	0.00%
Small Company	$1,437,298	1.41%	43,599.60	879.34	—	—	$32.24	$35.93	$0.00	$0.00	0.90%	0.22%	0.32%	13.52%	14.54%	0.00%	0.00%
Van Eck VIPT
Emerging Markets	$2,023,722	1.96%	34,659.38	8,702.08	3,628.59	—	$41.81	$46.60	$46.60	$0.00	0.90%	0.22%	0.32%	16.20%	17.25%	17.25%	0.00%
Global Hard Assets	$1,528,861	0.98%	108,760.47	5,433.35	5,759.76	—	$12.61	$14.06	$14.06	$0.00	0.90%	0.22%	0.32%	18.05%	19.11%	19.11%	0.00%
Unconstrained Emerging Markets	$1,115,086	8.57%	68,701.27	3,187.42	8,651.22	—	$13.62	$15.17	$15.17	$0.00	0.90%	0.22%	0.32%	7.95%	8.92%	8.92%	0.00%
Wells Fargo VT
Discovery Fund	$12,216,707	0.00%	135,943.87	—	8,453.49	408.19	$83.00	$0.00	$103.83	$136.72	0.90%	0.22%	0.32%	61.20%	0.00%	62.65%	62.49%
Opportunity Fund	$5,938,616	0.43%	53,064.74	—	17,485.10	10,481.12	$60.51	$0.00	$68.02	$146.79	0.90%	0.22%	0.32%	19.92%	0.00%	21.00%	20.88%

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2019	2019	At December 31, 2019								For the Year Ended December 31, 2019
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Alger
Capital Appreciation Fund	$3,136,880	0.00%	62,541.02	1,403.21	8,417.63	8,856.58	$39.93	$60.12	$47.38	$17.65	0.90%	0.22%	0.32%	32.40%	33.57%	33.59%	33.39%
Large Cap Growth Fund	$16,954,059	0.00%	274,138.41	7,807.23	28,910.71	3,938.10	$54.88	$46.85	$29.91	$172.43	0.90%	0.22%	0.32%	26.30%	27.45%	27.45%	27.28%
Small Cap Growth Fund	$8,604,081	0.00%	214,400.41	187.96	167.94	1,902.26	$38.69	$48.61	$38.69	$154.58	0.90%	0.22%	0.32%	28.19%	29.34%	29.32%	29.18%
AB VPS
Growth and Income Fund (1)	$50,509	1.69%	3,928.79	689.38	—	—	$10.93	$10.99	$—	$—	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	0.00%
International Growth Fund	$254,766	0.55%	7,077.24	2,764.68	1,489.60	—	$21.63	$23.90	$23.90	$—	0.90%	0.22%	0.32%	26.37%	27.51%	27.51%	0.00%
International Value Fund	$2,613,449	0.94%	123,687.32	17,281.96	13,710.19	—	$16.55	$18.28	$18.28	$—	0.90%	0.22%	0.32%	16.05%	17.17%	17.17%	0.00%
Small/Mid Cap Value Fund	$1,672,020	0.58%	34,901.25	2,602.33	3,921.22	—	$39.71	$43.86	$43.86	$—	0.90%	0.22%	0.32%	19.03%	20.10%	20.10%	0.00%
Value Fund (1)	$—	6.25%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	13.05%	13.40%	0.00%	0.00%
American Century VP
Income & Growth Portfolio	$3,946,599	2.04%	119,711.30	—	7,899.89	2,410.42	$30.15	$—	$36.18	$21.48	0.90%	0.22%	0.32%	22.85%	0.00%	23.93%	23.82%
Inflation Protection Portfolio	$1,139,713	2.53%	53,691.03	1,103.69	9,998.43	57,625.95	$15.65	$15.89	$18.02	$1.76	0.90%	0.22%	0.32%	8.19%	9.13%	9.19%	8.74%
International Portfolio	$4,429,490	0.85%	162,845.19	8,515.71	15,787.57	—	$23.21	$26.86	$26.71	$—	0.90%	0.22%	0.32%	27.30%	28.44%	28.40%	0.00%
Ultra Portfolio	$221,266	0.00%	4,838.15	—	1,196.60	—	$35.60	$—	$40.97	$—	0.90%	0.22%	0.32%	33.39%	0.00%	34.59%	0.00%
Value Portfolio	$7,866,608	2.08%	158,075.94	2,591.70	10,989.22	12,458.75	$43.37	$34.43	$47.19	$32.32	0.90%	0.22%	0.32%	25.90%	27.05%	27.03%	26.90%
DWS
CROCI® US VIP	$350,477	1.53%	18,546.26	—	171.33	—	$18.70	$—	$21.52	$—	0.90%	0.22%	0.32%	31.31%	0.00%	32.51%	0.00%
Equity 500 Index VIP Fund	$1,090,837	1.96%	—	—	—	24,161.61	$—	$—	$—	$45.15	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	31.01%
Small Cap Index Fund	$896,362	1.02%	16,355.56	1,398.59	—	5,282.83	$36.32	$40.11	$—	$46.62	0.90%	0.22%	0.32%	24.11%	25.23%	0.00%	25.06%
Small Mid Cap Value Portfolio	$2,200,351	0.35%	61,219.24	4,140.56	7,608.33	—	$29.50	$32.94	$33.94	$—	0.90%	0.22%	0.32%	19.90%	21.00%	20.97%	0.00%
Dreyfus VIF
Appreciation Portfolio	$725,645	1.14%	21,572.46	—	1,331.59	—	$31.41	$—	$36.14	$—	0.90%	0.22%	0.32%	34.91%	0.00%	36.08%	0.00%
Opportunistic Small Cap Portfolio	$190,650	0.00%	8,992.07	—	—	—	$21.20	$—	$—	$—	0.90%	0.22%	0.32%	20.67%	0.00%	0.00%	0.00%
Quality Bond Portfolio	$328,601	1.93%	20,780.13	—	177.58	—	$15.66	$—	$18.02	$—	0.90%	0.22%	0.32%	7.11%	0.00%	8.04%	0.00%
Sustainable U.S. Equity Portfolio, Inc.	$307,386	1.43%	14,568.95	—	177.83	—	$20.80	$—	$24.68	$—	0.90%	0.22%	0.32%	33.15%	0.00%	34.34%	0.00%

(1) On April 26, 2019, the AB VPS Value Fund was merged into the AB VPS Growth and Income Fund. Total return has been calculated as of April 26, 2019.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2019	2019	At December 31, 2019								For the Year Ended December 31, 2019
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Fidelity VIP
Equity Income Portfolio	$10,750,592	1.97%	105,801.06	483.81	3,675.37	—	$100.30	$37.66	$32.79	$—	0.90%	0.22%	0.32%	26.31%	27.44%	27.44%	0.00%
Growth Portfolio	$21,323,228	0.25%	139,844.99	535.74	36,714.44	—	$139.66	$54.24	$48.04	$—	0.90%	0.22%	0.32%	33.12%	34.31%	34.33%	0.00%
High Income Portfolio	$4,664,180	5.13%	74,660.39	1,177.20	12,732.79	—	$58.06	$28.23	$23.28	$—	0.90%	0.22%	0.32%	14.08%	15.08%	15.09%	0.00%
Overseas Portfolio	$12,015,903	1.68%	199,726.11	12,926.09	18,557.45	513,499.38	$45.15	$25.57	$22.78	$4.37	0.90%	0.22%	0.32%	26.61%	27.77%	27.74%	27.46%
Contrafund Class 2 Portfolio	$15,768,166	0.45%	199,721.05	4,582.41	31,723.37	—	$68.50	$44.00	$59.44	$—	0.90%	0.22%	0.32%	30.40%	31.58%	31.57%	0.00%
Index 500 II Portfolio	$56,669,253	1.92%	465,475.13	38,638.51	252,526.76	—	$95.00	$45.27	$42.37	$—	0.90%	0.22%	0.32%	30.17%	31.33%	31.35%	0.00%
Mid Cap Class 2 Portfolio	$4,609,474	0.86%	106,394.60	3,895.22	9,440.67	—	$38.00	$39.54	$43.73	$—	0.90%	0.22%	0.32%	22.33%	23.46%	23.45%	0.00%
Value Strategies Portfolio	$364,665	1.63%	6,113.93	538.27	1,464.80	—	$43.80	$48.37	$48.37	$—	0.90%	0.22%	0.32%	33.32%	34.52%	34.52%	0.00%
Investment Grade Bond Portfolio	$6,247,789	2.75%	250,671.22	3,185.93	22,651.11	100,143.02	$21.22	$18.06	$25.18	$2.99	0.90%	0.22%	0.32%	8.67%	9.63%	9.68%	9.67%
Government Money Market Portfolio	$7,627,848	1.86%	468,002.96	8,531.77	56,406.71	349,963.65	$13.31	$10.44	$14.76	$1.36	0.90%	0.22%	0.32%	1.00%	1.91%	1.89%	1.59%
Franklin Templeton VIP
Foreign Securities	$1,806,079	1.65%	89,308.67	1,189.91	9,455.06	—	$17.79	$20.14	$20.47	$—	0.90%	0.22%	0.32%	11.52%	12.56%	12.54%	0.00%
Global Real Estate	$1,000,797	2.57%	51,445.62	—	365.43	—	$19.30	$—	$22.21	$—	0.90%	0.22%	0.32%	21.28%	0.00%	22.35%	0.00%
Mutual Global Discovery Securities	$401,528	1.83%	15,244.97	637.44	167.96	—	$24.89	$27.49	$27.49	$—	0.90%	0.22%	0.32%	23.57%	24.71%	24.71%	0.00%
Mutual Shares Securities	$863,080	1.81%	29,653.07	1,566.30	4,096.49	—	$23.77	$29.58	$27.35	$—	0.90%	0.22%	0.32%	21.50%	22.55%	22.59%	0.00%
Small Cap Value	$835,264	1.04%	19,805.09	1,313.77	3,234.43	—	$33.26	$40.18	$38.27	$—	0.90%	0.22%	0.32%	25.22%	26.34%	26.36%	0.00%
Small-Mid Cap Growth II	$332,519	0.00%	7,397.50	1,779.33	751.63	—	$30.75	$44.09	$35.39	$—	0.90%	0.22%	0.32%	30.24%	31.43%	31.45%	0.00%
US Government	$422,681	3.04%	31,053.37	1,958.51	1,413.22	—	$12.15	$13.42	$13.42	$—	0.90%	0.22%	0.32%	4.50%	5.45%	5.45%	0.00%
Invesco I.O.V.I.
Conservative Balanced Fund	$117,073	61.27%	10,437.84	476.44	—	—	$10.72	$10.78	$—	$—	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	0.00%
Global Strategic Fund	$388,973	4.36%	33,614.93	2,876.90	616.62	—	$10.48	$10.53	$10.53	$—	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	0.00%
Main Street Small Cap Fund	$104,995	0.00%	8,507.30	802.26	—	—	$11.27	$11.33	$—	$—	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	0.00%
Invesco V.I.
Health Care Fund	$3,222,383	0.04%	101,810.65	—	5,002.79	5,208.41	$29.58	$—	$35.11	$6.67	0.90%	0.22%	0.32%	31.31%	0.00%	32.52%	32.29%
Mid Cap Growth Fund	$1,021,488	0.00%	46,835.41	—	106.92	274.93	$21.62	$—	$23.16	$22.95	0.90%	0.22%	0.32%	33.14%	0.00%	34.36%	34.22%
Technology Fund	$2,636,967	0.00%	184,271.93	—	5,486.82	8,273.61	$13.63	$—	$16.18	$4.38	0.90%	0.22%	0.32%	34.70%	0.00%	35.83%	35.66%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2019	2019	At December 31, 2019								For the Year Ended December 31, 2019
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,381,429	0.40%	28,006.19	—	5,923.05	251.63	$40.24	$—	$40.64	$55.09	0.90%	0.22%	0.32%	23.46%	0.00%	24.59%	24.44%
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,536,893	4.03%	—	—	—	998,898.43	$—	$—	$—	$2.54	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	10.90%
Emerging Markets Equity Portfolio	$829,576	0.99%	—	—	—	246,777.76	$—	$—	$—	$3.36	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	19.63%
US Real Estate Portfolio	$73,138	1.79%	—	—	—	11,354.34	$—	$—	$—	$6.44	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	18.85%
Neuberger Berman Trust
Large Cap Value Portfolio (2)	$—	7.95%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	11.86%	12.20%	12.21%	12.17%
Mid Cap Growth Portfolio	$548,605	0.00%	10,716.16	2,283.90	101.31	—	$41.19	$44.83	$47.40	$—	0.90%	0.22%	0.32%	31.56%	32.76%	32.75%	0.00%
Mid Cap Growth Class S	$638,726	0.00%	32,222.42	—	10,380.66	—	$14.86	$—	$15.42	$—	0.90%	0.22%	0.32%	31.34%	0.00%	32.47%	0.00%
Short Duration Bond Portfolio	$2,380,562	1.99%	178,403.87	5,953.60	20,328.73	—	$11.38	$14.00	$13.10	$—	0.90%	0.22%	0.32%	2.74%	3.68%	3.73%	0.00%
Sustainable Equity Portfolio	$2,235,242	0.55%	46,676.83	415.88	8,810.16	14,119.02	$36.59	$40.41	$40.41	$10.94	0.90%	0.22%	0.32%	24.75%	25.90%	0.00%	0.00%
Oppenheimer Variable Account Funds (3)
Conservative Balanced/VA Fund	$—	0.00%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	0.00%	0.00%
Global Strategic Income/VA Fund	$—	0.00%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	0.00%
Main Street Small Cap/VA Fund	$—	0.00%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	0.00%	0.00%
Touchstone
Balanced	$5,174,780	1.34%	117,337.77	3,928.58	7,965.30	—	$40.73	$29.05	$35.27	$—	0.90%	0.22%	0.32%	21.71%	22.82%	22.81%	(100.00)%
Bond	$5,667,821	1.28%	192,828.46	6,984.18	26,368.95	9.25	$25.14	$16.18	$26.84	$26.53	0.90%	0.22%	0.32%	9.48%	10.46%	10.44%	10.32%
Common Stock	$34,323,617	0.55%	478,951.72	11,056.97	27,531.14	68,210.42	$61.68	$40.93	$47.13	$44.45	0.90%	0.22%	0.32%	27.44%	28.58%	28.58%	28.43%
Small Company	$26,421,923	0.03%	208,419.72	8,287.66	29,135.63	18,897.69	$107.42	$42.72	$85.74	$62.51	0.90%	0.22%	0.32%	20.32%	21.39%	21.40%	21.25%
T Rowe Price
Blue Chip Growth Portfolio	$2,427,765	0.00%	47,274.83	3,692.53	4,098.96	—	$42.33	$61.43	$48.72	$—	0.90%	0.22%	0.32%	28.44%	29.59%	29.57%	0.00%
Equity Income Portfolio	$4,775,113	4.01%	144,259.00	5,643.18	24,208.91	—	$26.63	$33.83	$30.65	$—	0.90%	0.22%	0.32%	24.92%	26.05%	26.03%	0.00%
Health Sciences Portfolio	$2,555,417	0.00%	35,794.29	760.80	1,420.45	—	$66.69	$78.12	$76.74	$—	0.90%	0.22%	0.32%	27.48%	28.64%	28.63%	0.00%
Personal Strategy Balanced Portfolio	$2,301,215	1.93%	80,192.57	751.00	—	—	$28.40	$31.37	$—	$—	0.90%	0.22%	0.32%	18.74%	19.78%	0.00%	0.00%
Van Eck VIPT
Emerging Markets	$1,815,991	0.46%	35,032.91	9,265.47	4,710.98	—	$35.98	$39.74	$39.74	$—	0.90%	0.22%	0.32%	29.43%	30.60%	30.60%	0.00%
Global Hard Assets	$1,334,186	0.00%	107,689.18	6,850.17	8,723.51	—	$10.68	$11.80	$11.80	$—	0.90%	0.22%	0.32%	10.82%	11.85%	11.85%	0.00%
Unconstrained Emerging Markets	$1,062,105	0.35%	70,380.34	3,291.86	9,223.92	—	$12.61	$13.93	$13.93	$—	0.90%	0.22%	0.32%	11.62%	12.62%	12.62%	0.00%
Wells Fargo VT
Discovery Fund	$8,268,529	0.00%	148,067.93	—	9,019.50	818.76	$51.49	$—	$63.84	$84.14	0.90%	0.22%	0.32%	37.78%	0.00%	39.02%	38.85%
Opportunity Fund	$5,512,670	0.27%	63,991.60	—	17,502.34	10,706.36	$50.45	$—	$56.21	$121.44	0.90%	0.22%	0.32%	30.30%	0.00%	31.46%	31.31%

(2) On April 30, 2019, the Neuberger Berman AMT Large Cap Value Portfolio was merged into the Neuberger Berman Sustainable Equity Portfolio. Total return has been calculated as of April 30, 2019.

(3) On May 24, 2019, the Oppenheimer Variable Account Funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco Oppenheimer Variable Insurance Funds.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2018	2018	At December 31, 2018								For the Year Ended December 31, 2018
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Alger
Capital Appreciation Fund	$2,581,781	0.08%	67,216.69	1,367.35	8,600.81	14,197.07	$30.16	$45.01	$35.47	$13.23	0.90%	0.22%	0.32%	(1.00)%	(0.10)%	(0.10)%	(0.22)%
Large Cap Growth Fund	$14,342,422	0.00%	292,907.67	7,878.46	28,975.75	4,759.90	$43.45	$36.76	$23.47	$135.47	0.90%	0.22%	0.32%	1.29%	2.21%	2.21%	2.10%
Small Cap Growth Fund	$7,506,000	0.00%	239,358.88	181.64	166.34	2,258.06	$30.18	$37.58	$29.92	$119.66	0.90%	0.22%	0.32%	0.53%	1.44%	1.44%	1.33%
AB VPS
International Growth Fund	$203,280	0.71%	7,237.58	2,657.91	1,579.25	—	$17.12	$18.74	$18.74	$—	0.90%	0.22%	0.32%	(18.15)%	(17.41)%	(17.41)%	0.00%
International Value Fund	$2,204,190	1.59%	122,343.44	16,936.22	12,551.80	—	$14.26	$15.60	$15.60	$—	0.90%	0.22%	0.32%	(23.48)%	(22.79)%	(22.79)%	0.00%
Small Midcap Value Fund	$1,414,044	0.49%	35,572.05	2,499.05	3,724.70	—	$33.36	$36.52	$36.52	$—	0.90%	0.22%	0.32%	(15.79)%	(15.03)%	(15.03)%	0.00%
Value Fund	$37,519	1.30%	1,446.30	259.29	—	—	$21.69	$23.74	$—	$—	0.90%	0.22%	0.32%	(15.93)%	(15.17)%	0.00%	0.00%
American Century VP
Income & Growth Portfolio	$3,372,549	1.97%	124,929.81	—	7,970.15	4,262.26	$24.54	$—	$29.19	$17.35	0.90%	0.22%	0.32%	(7.70)%	0.00%	(6.87)%	(6.98)%
Inflation Protection Portfolio	$1,089,455	3.09%	55,382.81	1,935.26	10,027.70	58,253.45	$14.47	$14.56	$16.50	$1.62	0.90%	0.22%	0.32%	(3.45)%	(2.57)%	(2.57)%	(2.93)%
International Portfolio	$3,638,145	1.33%	171,610.83	7,923.94	16,508.92	—	$18.23	$20.91	$20.80	$—	0.90%	0.22%	0.32%	(15.98)%	(15.22)%	(15.22)%	0.00%
Ultra Portfolio	$160,899	0.27%	4,584.29	—	1,265.94	—	$26.69	$—	$30.44	$—	0.90%	0.22%	0.32%	(0.15)%	0.00%	0.76%	0.00%
Value Portfolio	$6,709,326	1.71%	170,051.26	2,364.61	11,082.98	14,735.05	$34.45	$27.10	$37.15	$25.47	0.90%	0.22%	0.32%	(9.97)%	(9.15)%	(9.15)%	(9.25)%
DWS
CROCI® US VIP	$275,167	2.18%	19,124.76	—	173.38	—	$14.24	$—	$16.24	$—	0.90%	0.22%	0.32%	(11.51)%	0.00%	(10.71)%	0.00%
Equity 500 Index VIP Fund	$883,124	1.70%	—	—	—	25,630.45	$—	$—	$—	$34.46	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	(4.77)%
Small Cap Index Fund	$683,557	0.98%	15,266.05	1,304.70	—	5,232.60	$29.26	$32.03	$—	$37.28	0.90%	0.22%	0.32%	(12.03)%	(11.23)%	0.00%	(11.34)%
Small Mid Cap Value VIP Portfolio	$1,883,667	1.02%	62,188.17	4,245.72	8,496.55	—	$24.60	$27.22	$28.06	$—	0.90%	0.22%	0.32%	(17.08)%	(16.32)%	(16.32)%	0.00%
Dreyfus VIF
Appreciation Portfolio	$625,675	1.29%	24,124.80	—	2,407.95	—	$23.28	$—	$26.56	$—	0.90%	0.22%	0.32%	(7.69)%	0.00%	(6.85)%	0.00%
Opportunistic Small Cap Portfolio	$128,740	0.00%	7,328.52	—	—	—	$17.57	$—	$—	$—	0.90%	0.22%	0.32%	(19.80)%	0.00%	0.00%	0.00%
Quality Bond Portfolio	$333,197	2.76%	22,577.70	—	183.76	—	$14.62	$—	$16.68	$—	0.90%	0.22%	0.32%	(3.42)%	0.00%	(2.54)%	0.00%
Sustainable U.S. Equity Portfolio, Inc.	$245,251	1.48%	15,412.85	—	246.51	—	$15.62	$—	$18.37	$—	0.90%	0.22%	0.32%	(5.26)%	0.00%	(4.40)%	0.00%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2018	2018	At December 31, 2018								For the Year Ended December 31, 2018
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Fidelity VIP
Equity Income Portfolio	$9,033,225	2.32%	112,384.89	479.23	3,676.25	—	$79.41	$29.55	$25.73	$—	0.90%	0.22%	0.32%	(9.11)%	(8.29)%	(8.29)%	0.00%
Growth Portfolio	$17,193,366	0.25%	150,833.71	516.54	37,685.51	—	$104.91	$40.38	$35.76	$—	0.90%	0.22%	0.32%	(1.06)%	(0.17)%	(0.17)%	0.00%
High Income Portfolio	$4,288,666	5.64%	78,440.59	1,628.19	12,696.38	—	$50.89	$24.53	$20.23	$—	0.90%	0.22%	0.32%	(4.15)%	(3.29)%	(3.29)%	0.00%
Overseas Portfolio	$10,063,319	1.61%	214,960.43	13,691.53	19,479.16	518,786.70	$35.66	$20.01	$17.83	$3.43	0.90%	0.22%	0.32%	(15.57)%	(14.81)%	(14.81)%	(14.91)%
Contrafund Class 2 Portfolio	$12,966,520	0.72%	216,077.10	5,066.49	32,027.90	—	$52.53	$33.44	$45.18	$—	0.90%	0.22%	0.32%	(7.22)%	(6.38)%	(6.38)%	0.00%
Index 500 II Portfolio	$45,712,415	1.90%	493,638.66	43,277.11	254,103.93	—	$72.98	$34.47	$32.26	$—	0.90%	0.22%	0.32%	(5.35)%	(4.49)%	(4.49)%	0.00%
Mid Cap Class 2 Portfolio	$3,808,673	0.67%	106,921.21	3,969.65	10,189.89	—	$31.06	$32.03	$35.42	$—	0.90%	0.22%	0.32%	(15.31)%	(14.54)%	(14.54)%	0.00%
Value Strategies Portfolio	$281,218	1.01%	6,158.99	731.66	1,462.61	—	$32.85	$35.96	$35.96	$—	0.90%	0.22%	0.32%	(18.06)%	(17.32)%	(17.32)%	0.00%
Investment Grade Bond Portfolio	$5,330,385	2.41%	237,069.81	3,326.35	22,540.28	47,141.79	$19.53	$16.47	$22.96	$2.73	0.90%	0.22%	0.32%	(1.42)%	(0.53)%	(0.53)%	(0.65)%
Government Money Market Portfolio	$7,320,638	1.54%	477,895.79	8,353.55	55,691.18	97,542.31	$13.18	$10.24	$14.49	$1.34	0.90%	0.22%	0.32%	0.64%	1.55%	1.55%	1.43%
Franklin Templeton VIP
Foreign Securities	$1,543,467	2.70%	84,109.90	1,203.89	9,918.94	—	$15.95	$17.89	$18.19	$—	0.90%	0.22%	0.32%	(16.20)%	(15.44)%	(15.44)%	0.00%
Global Real Estate	$878,872	2.69%	54,789.48	—	396.25	—	$15.91	$—	$18.15	$—	0.90%	0.22%	0.32%	(7.61)%	0.00%	(6.77)%	0.00%
Mutual Global Discovery Securities	$356,731	2.61%	16,858.33	606.99	177.20	—	$20.14	$22.04	$22.04	$—	0.90%	0.22%	0.32%	(11.80)%	(11.01)%	(11.01)%	0.00%
Mutual Shares Securities	$735,762	2.52%	31,045.76	1,541.29	4,087.83	—	$19.56	$24.14	$22.31	$—	0.90%	0.22%	0.32%	(9.88)%	(9.07)%	(9.07)%	0.00%
Small Cap Value	$677,549	0.90%	19,982.86	1,229.13	3,556.12	—	$26.56	$31.80	$30.29	$—	0.90%	0.22%	0.32%	(13.66)%	(12.88)%	(12.88)%	0.00%
Small-Midcap Growth II	$273,430	0.00%	7,763.37	2,047.46	798.07	—	$23.61	$33.55	$26.92	$—	0.90%	0.22%	0.32%	(6.22)%	(5.37)%	(5.37)%	0.00%
US Government	$407,977	2.95%	31,461.88	1,971.89	1,341.02	—	$11.63	$12.73	$12.73	$—	0.90%	0.22%	0.32%	(0.30)%	0.60%	0.60%	0.00%
Invesco V.I.
Health Care Fund (1)	$2,588,232	0.00%	107,091.13	—	4,995.00	8,598.79	$22.53	$—	$26.49	$5.04	0.90%	0.22%	0.32%	0.00%	0.00%	0.91%	0.78%
Mid Cap Growth Fund	$844,080	0.00%	51,467.78	—	123.02	357.19	$16.24	$—	$17.24	$17.10	0.90%	0.22%	0.32%	(6.43)%	0.00%	(5.58)%	(5.70)%
Technology Fund	$2,036,546	0.00%	192,047.45	—	5,517.41	8,317.23	$10.12	$—	$11.91	$3.23	0.90%	0.22%	0.32%	(1.35)%	0.00%	(0.45)%	(0.57)%

(1) In 2018, the Invesco Global Health Care Fund was renamed the Health Care Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2018	2018	At December 31, 2018								For the Year Ended December 31, 2018
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,263,182	0.39%	32,575.38	—	5,836.09	253.06	$32.59	$—	$32.62	$44.27	0.90%	0.22%	0.32%	(12.72)%	0.00%	(11.93)%	(12.03)%
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,501,191	2.59%	—	—	—	1,090,679.05	$—	$—	$—	$2.29	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	(0.77)%
Emerging Markets Equity Portfolio	$681,028	0.45%	—	—	—	241,979.01	$—	$—	$—	$2.81	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	(17.56)%
US Real Estate Portfolio	$74,484	2.88%	—	—	—	13,736.61	$—	$—	$—	$5.42	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	(7.83)%
Neuberger Berman Trust
Large Cap Value Portfolio	$1,985,635	1.23%	58,506.51	213.69	10,712.26	3,526.80	$25.54	$35.16	$27.92	$52.42	0.90%	0.22%	0.32%	(1.93)%	(1.04)%	(1.04)%	(1.16)%
Mid Cap Growth Portfolio	$469,352	0.00%	11,959.78	2,697.12	106.89	—	$31.31	$33.77	$35.71	$—	0.90%	0.22%	0.32%	(7.24)%	(6.40)%	(6.40)%	0.00%
Mid Cap Growth Class S	$545,872	0.00%	35,936.98	—	11,967.56	—	$11.31	$—	$11.64	$—	0.90%	0.22%	0.32%	(7.40)%	0.00%	(6.56)%	0.00%
Short Duration Bond Portfolio	$2,400,295	1.60%	185,811.96	6,078.54	20,566.13	—	$11.08	$13.50	$12.63	$—	0.90%	0.22%	0.32%	0.12%	1.02%	1.02%	0.00%
Sustainable Equity Portfolio (2)	$15,487	0.50%	349.59	163.04	—	—	$29.33	$32.10	$—	$—	0.90%	0.22%	0.32%	(6.57)%	(5.73)%	0.00%	0.00%
Oppenheimer Variable Account Funds
Conservative Balanced/VA Fund	$102,780	1.73%	5,255.37	197.35	—	—	$18.79	$20.56	$—	$—	0.90%	0.22%	0.32%	(6.38)%	(5.53)%	0.00%	0.00%
Global Strategic Income/VA Fund	$412,583	4.49%	21,691.92	3,463.66	354.92	—	$15.95	$17.46	$17.46	$—	0.90%	0.22%	0.32%	(5.40)%	(4.54)%	(4.54)%	0.00%
Main Street Small Cap/VA Fund	$69,238	0.06%	1,889.34	161.67	—	—	$33.51	$36.68	$—	$—	0.90%	0.22%	0.32%	(11.34)%	(10.54)%	0.00%	0.00%
Touchstone
Balanced	$4,611,814	1.13%	124,705.56	4,087.78	10,231.26	1,081.09	$33.47	$23.65	$28.72	$43.93	0.90%	0.22%	0.32%	(6.91)%	(6.07)%	(6.07)%	(6.18)%
Bond	$5,634,561	2.39%	211,392.85	7,339.64	27,701.48	13.62	$22.96	$14.65	$24.30	$24.05	0.90%	0.22%	0.32%	(2.76)%	(1.88)%	(1.88)%	(2.00)%
Common Stock	$28,470,335	1.33%	509,970.82	11,689.09	29,309.38	67,634.84	$48.40	$31.83	$36.65	$34.61	0.90%	0.22%	0.32%	(8.87)%	(8.05)%	(8.05)%	(8.15)%
Small Company	$22,788,013	0.00%	217,896.64	8,280.05	29,257.61	18,932.68	$89.28	$35.19	$70.62	$51.56	0.90%	0.22%	0.32%	(8.80)%	(7.98)%	(7.98)%	(8.08)%
T Rowe Price
Blue Chip Growth Portfolio	$1,947,982	0.00%	49,506.78	3,520.87	3,967.34	—	$32.96	$47.40	$37.60	$—	0.90%	0.22%	0.32%	0.74%	1.65%	1.65%	0.00%
Equity Income Portfolio	$4,083,377	1.83%	155,481.79	6,087.77	24,877.96	—	$21.32	$26.84	$24.32	$—	0.90%	0.22%	0.32%	(10.50)%	(9.69)%	(9.69)%	0.00%
Health Sciences Portfolio	$2,130,664	0.00%	38,026.81	754.79	1,603.24	—	$52.31	$60.73	$59.66	$—	0.90%	0.22%	0.32%	(0.05)%	0.86%	0.86%	0.00%
Personal Strategy Balanced	$1,948,034	1.79%	80,672.86	696.81	—	—	$23.92	$26.19	$—	$—	0.90%	0.22%	0.32%	(5.93)%	0.00%	0.00%	0.00%
Van Eck VIPT
Emerging Markets	$1,536,446	0.29%	38,192.67	10,252.32	5,346.63	—	$27.80	$30.43	$30.43	$—	0.90%	0.22%	0.32%	(24.17)%	(23.49)%	(23.49)%	0.00%
Global Hard Assets	$1,072,586	0.00%	96,009.41	6,722.47	7,261.79	—	$9.64	$10.55	$10.55	$—	0.90%	0.22%	0.32%	(28.92)%	(28.28)%	(28.28)%	0.00%
Unconstrained Emerging Markets	$1,050,724	7.42%	76,865.76	5,070.88	9,645.07	—	$11.30	$12.37	$12.37	$—	0.90%	0.22%	0.32%	(6.98)%	(6.14)%	(6.14)%	0.00%
Wells Fargo VT
Discovery Fund	$6,530,545	0.00%	161,457.00	—	9,528.48	978.78	$37.37	$—	$45.92	$60.60	0.90%	0.22%	0.32%	(7.90)%	0.00%	(7.06)%	(7.17)%
Opportunity Fund	$4,510,219	0.19%	70,347.10	—	17,717.11	11,121.42	$38.72	$—	$42.76	$92.48	0.90%	0.22%	0.32%	(7.98)%	0.00%	(7.15)%	(7.26)%

(2) In 2018, the Neuberger Socially Responsive Portfolio was renamed the Sustainable Equity Portfolio.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2017	2017	At December 31, 2017								For the Year Ended December 31, 2017
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Alger
Capital Appreciation Fund	$2,794,351	0.16%	73,717.58	1,341.99	8,481.67	14,098.36	$30.47	$45.05	$35.51	$13.26	0.90%	0.22%	0.32%	29.92%	31.08%	31.08%	30.92%
Large Cap Growth Fund	$15,794,809	0.00%	327,323.64	8,159.69	34,418.41	5,040.11	$42.90	$35.97	$22.97	$132.69	0.90%	0.22%	0.32%	27.32%	28.46%	28.46%	28.31%
Small Cap Growth Fund	$8,351,624	0.00%	268,493.42	184.62	162.96	2,363.24	$30.02	$37.05	$29.49	$118.09	0.90%	0.22%	0.32%	27.59%	28.73%	28.73%	28.57%
AB VPS
International Growth Fund	$185,023	1.12%	4,772.68	2,428.23	1,327.73	—	$20.91	$22.69	$22.69	$—	0.90%	0.22%	0.32%	33.82%	35.02%	35.02%	0.00%
International Value Fund	$2,717,166	2.15%	116,026.01	15,188.82	12,303.17	—	$18.63	$20.21	$20.21	$—	0.90%	0.22%	0.32%	24.31%	25.42%	25.42%	0.00%
Small Midcap Value Fund	$1,774,268	0.45%	37,566.54	2,377.77	4,275.41	—	$39.62	$42.98	$42.98	$—	0.90%	0.22%	0.32%	12.14%	13.15%	13.15%	0.00%
Value Fund	$40,826	1.37%	1,329.97	233.00	—	—	$25.79	$27.98	$—	$—	0.90%	0.22%	0.32%	12.56%	13.57%	0.00%	0.00%
American Century Variable Portfolios
Income & Growth Portfolio	$3,772,686	2.34%	129,372.92	—	7,898.30	4,566.66	$26.59	$—	$31.34	$18.65	0.90%	0.22%	0.32%	19.41%	0.00%	20.49%	20.34%
Inflation Protection Portfolio	$1,210,545	2.86%	60,523.06	1,906.72	10,049.82	62,773.61	$14.99	$14.94	$16.94	$1.67	0.90%	0.22%	0.32%	3.00%	3.92%	3.92%	3.55%
International Portfolio	$4,405,860	0.89%	175,227.20	7,072.98	17,473.14	—	$21.70	$24.67	$24.53	$—	0.90%	0.22%	0.32%	30.04%	31.21%	31.21%	0.00%
Ultra Portfolio	$176,315	0.35%	4,989.56	—	1,421.33	—	$26.73	$—	$30.21	$—	0.90%	0.22%	0.32%	31.05%	0.00%	32.22%	0.00%
Value Portfolio	$7,781,101	1.64%	178,546.91	2,413.70	10,932.15	15,335.53	$38.26	$29.83	$40.89	$28.07	0.90%	0.22%	0.32%	7.78%	8.75%	8.75%	8.60%
DWS
CROCI® US VIP (1)	$302,766	1.14%	18,622.68	—	169.01	—	$16.09	$—	$18.19	$—	0.90%	0.22%	0.32%	21.36%	0.00%	22.45%	0.00%
Equity 500 Index VIP Fund	$917,130	1.68%	—	—	—	25,348.87	$—	$—	$—	$36.18	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	21.39%
Small Cap Index Fund	$983,595	1.01%	13,658.35	1,218.79	—	11,543.35	$33.26	$36.08	$—	$42.04	0.90%	0.22%	0.32%	13.31%	14.33%	0.00%	14.19%
Small Mid Cap Value Portfolio	$2,324,379	0.35%	64,937.45	3,883.31	8,105.68	—	$29.66	$32.53	$33.53	$—	0.90%	0.22%	0.32%	9.15%	10.13%	10.13%	0.00%
Dreyfus VIF
Appreciation Portfolio	$700,639	1.32%	24,925.50	—	2,523.18	—	$25.22	$—	$28.51	$—	0.90%	0.22%	0.32%	26.20%	0.00%	27.33%	0.00%
Opportunistic Small Cap Portfolio	$173,367	0.00%	7,914.57	—	—	—	$21.90	$—	$—	$—	0.90%	0.22%	0.32%	23.57%	0.00%	0.00%	0.00%
Quality Bond Portfolio	$350,699	2.10%	23,118.04	—	40.92	—	$15.14	$—	$17.11	$—	0.90%	0.22%	0.32%	3.57%	0.00%	4.50%	0.00%
Sustainable U.S. Equity Portfolio, Inc. (2)	$255,947	1.20%	15,238.02	—	246.88	—	$16.49	$—	$19.21	$—	0.90%	0.22%	0.32%	14.31%	0.00%	15.33%	0.00%

(1) During 2017, the DWS Large Cap Value VIP Fund was renamed the CROCI® US VIP.

(2) During 2017, the Dreyfus Socially Responsible Growth Fund was renamed the Sustainable U.S. Equity Portfolio, Inc.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2017	2017	At December 31, 2017								For the Year Ended December 31, 2017
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Fidelity VIP
Equity Income Portfolio	$10,470,200	1.71%	118,185.05	467.72	4,592.88	—	$87.37	$32.22	$28.06	$—	0.90%	0.22%	0.32%	11.89%	12.89%	12.89%	0.00%
Growth Portfolio	$18,596,842	0.21%	161,713.65	511.84	39,848.38	—	$106.04	$40.45	$35.82	$—	0.90%	0.22%	0.32%	33.93%	35.13%	35.13%	0.00%
High Income Portfolio	$4,495,372	5.37%	78,810.08	1,706.19	12,796.17	—	$53.10	$25.36	$20.91	$—	0.90%	0.22%	0.32%	5.98%	6.93%	6.93%	0.00%
Overseas Portfolio	$11,757,133	1.33%	220,305.07	14,092.15	20,016.59	423,002.97	$42.23	$23.49	$20.93	$4.03	0.90%	0.22%	0.32%	29.13%	30.28%	30.28%	30.13%
Contrafund Class 2 Portfolio	$14,866,920	0.99%	231,336.97	5,690.26	32,471.73	—	$56.61	$35.72	$48.25	$—	0.90%	0.22%	0.32%	20.79%	21.88%	21.88%	0.00%
Index 500 II Portfolio	$50,657,480	1.72%	523,695.16	44,776.81	256,551.65	—	$77.10	$36.09	$33.78	$—	0.90%	0.22%	0.32%	20.63%	21.71%	21.71%	0.00%
Mid Cap Class 2 Portfolio	$4,734,345	0.69%	112,989.82	4,255.70	10,414.39	—	$36.67	$37.48	$41.45	$—	0.90%	0.22%	0.32%	19.74%	20.81%	20.81%	0.00%
Value Strategies Portfolio	$354,458	1.51%	6,165.08	1,007.30	1,460.00	—	$40.09	$43.49	$43.49	$—	0.90%	0.22%	0.32%	18.30%	19.36%	100.00%	0.00%
Investment Grade Bond Portfolio	$5,429,926	2.30%	239,443.90	3,217.57	21,629.58	48,828.40	$19.81	$16.55	$23.09	$2.75	0.90%	0.22%	0.32%	3.29%	4.22%	4.22%	4.09%
Government Money Market Portfolio	$7,795,410	0.60%	471,223.15	15,704.04	80,461.52	241,781.00	$13.09	$10.08	$14.26	$1.32	0.90%	0.22%	0.32%	(0.32)%	0.58%	0.58%	0.46%
Franklin Templeton VIP
Foreign Securities	$1,808,510	2.59%	83,030.89	1,160.80	9,466.61	—	$19.03	$21.16	$21.51	$—	0.90%	0.22%	0.32%	15.66%	16.69%	16.69%	0.00%
Global Real Estate	$979,067	3.12%	56,425.41	—	380.23	—	$17.22	$—	$19.46	$—	0.90%	0.22%	0.32%	9.49%	0.00%	10.47%	0.00%
Mutual Global Discovery Securities	$412,544	1.93%	17,281.05	556.29	171.07	—	$22.83	$24.77	$24.77	$—	0.90%	0.22%	0.32%	7.91%	8.88%	8.88%	0.00%
Mutual Shares Securities	$820,657	2.22%	31,289.09	1,487.89	4,154.16	—	$21.71	$26.54	$24.54	$—	0.90%	0.22%	0.32%	7.38%	8.35%	8.35%	0.00%
Small Cap Value	$778,672	0.50%	20,094.21	940.58	3,630.31	—	$30.76	$36.50	$34.77	$—	0.90%	0.22%	0.32%	9.67%	10.65%	10.65%	0.00%
Small-Midcap Growth II	$305,427	0.00%	8,389.83	2,008.95	809.37	—	$25.17	$35.45	$28.45	$—	0.90%	0.22%	0.32%	20.32%	21.40%	21.40%	0.00%
US Government	$417,021	2.76%	32,183.67	1,957.22	1,336.90	—	$11.66	$12.65	$12.65	$—	0.90%	0.22%	0.32%	0.75%	1.66%	1.66%	0.00%
Invesco V.I.
Global Health Care Fund	$2,597,128	0.36%	107,172.53	—	4,993.84	10,323.38	$22.53	$—	$26.26	$5.00	0.90%	0.22%	0.32%	14.80%	0.00%	15.83%	15.69%
Mid Cap Growth Fund	$920,971	0.00%	52,557.28	—	128.60	354.28	$17.36	$—	$18.26	$18.14	0.90%	0.22%	0.32%	21.40%	0.00%	22.49%	22.34%
Technology Fund	$2,122,543	0.00%	197,612.61	—	5,457.73	9,122.38	$10.26	$—	$11.96	$3.25	0.90%	0.22%	0.32%	33.93%	0.00%	35.13%	34.97%
JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,500,044	0.32%	33,624.73	—	6,256.89	254.44	$37.34	$—	$37.04	$50.33	0.90%	0.22%	0.32%	14.20%	0.00%	15.23%	15.09%
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,876,606	3.07%	—	—	—	1,244,721.35	$—	$—	$—	$2.31	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	6.12%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2017	2017	At December 31, 2017								For the Year Ended December 31, 2017
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Neuberger Berman Trust
Large Cap Value Portfolio	$2,087,497	0.58%	60,523.50	207.70	11,111.73	3,593.40	$26.04	$35.53	$28.21	$53.03	0.90%	0.22%	0.32%	12.35%	13.36%	13.36%	13.23%
Mid Cap Growth Portfolio	$541,494	0.00%	13,141.44	2,603.72	103.95	—	$33.75	$36.08	$38.15	$—	0.90%	0.22%	0.32%	24.17%	25.29%	25.29%	0.00%
Mid Cap Growth Class S	$611,073	0.00%	37,351.76	—	12,422.75	—	$12.22	$—	$12.46	$—	0.90%	0.22%	0.32%	23.45%	0.00%	24.56%	0.00%
Short Duration Bond Portfolio	$2,568,707	1.47%	198,099.24	6,858.59	22,792.91	—	$11.07	$13.36	$12.51	$—	0.90%	0.22%	0.32%	(0.01)%	0.89%	0.89%	0.00%
Socially Responsive Portfolio	$16,210	0.50%	356.15	147.71	—	—	$31.39	$34.05	$—	$—	0.90%	0.22%	0.32%	17.38%	18.43%	0.00%	0.00%
Oppenheimer Variable Account Funds
Conservative Balanced/VA Fund	$110,963	1.69%	5,350.24	165.88	—	—	$20.07	$21.77	$—	$—	0.90%	0.22%	0.32%	7.98%	8.95%	0.00%	0.00%
Global Strategic Income/VA Fund	$452,843	2.16%	21,621.26	4,493.07	340.16	—	$16.86	$18.29	$18.29	$—	0.90%	0.22%	0.32%	5.09%	6.04%	6.04%	0.00%
Main Street Small Cap/VA Fund	$74,790	0.61%	1,827.75	139.30	—	—	$37.79	$41.00	$—	$—	0.90%	0.22%	0.32%	12.90%	13.91%	0.00%	0.00%
Sentinel Variable Products Trust (3)
Balanced	$-	0.00%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	(100.00)%
Bond	$-	0.00%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	(100.00)%
Common Stock	$—	0.02%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	(100.00)%
Small Company	$—	0.08%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	(100.00)%
Touchstone (3)
Balanced	$5,157,618	0.00%	128,733.19	3,567.76	11,595.18	1,812.75	$35.95	$25.18	$30.58	$46.82	0.90%	0.22%	0.32%	100.00%	100.00%	100.00%	100.00%
Bond	$5,979,290	0.00%	217,875.75	7,913.53	28,934.06	17.81	$23.61	$14.93	$24.76	$24.54	0.90%	0.22%	0.32%	100.00%	100.00%	100.00%	100.00%
Common Stock	$33,485,955	0.00%	548,803.95	11,123.39	31,752.39	71,269.02	$53.11	$34.61	$39.86	$37.68	0.90%	0.22%	0.32%	100.00%	100.00%	100.00%	100.00%
Small Company	$27,379,451	0.00%	241,320.59	8,910.94	30,813.86	18,696.06	$97.90	$38.24	$76.74	$56.09	0.90%	0.22%	0.32%	100.00%	100.00%	100.00%	100.00%
T Rowe Price
Blue Chip Growth Portfolio	$2,018,712	0.00%	52,453.29	3,254.32	4,071.11	—	$32.72	$46.64	$36.99	$—	0.90%	0.22%	0.32%	34.62%	35.82%	35.82%	0.00%
Equity Income Portfolio	$4,855,109	1.51%	166,312.85	6,054.18	26,482.81	—	$23.82	$29.72	$26.93	$—	0.90%	0.22%	0.32%	14.70%	15.73%	15.73%	0.00%
Health Sciences Portfolio	$2,205,668	0.00%	39,338.54	767.14	1,702.68	—	$52.33	$60.22	$59.15	$—	0.90%	0.22%	0.32%	26.17%	27.31%	27.31%	0.00%
Personal Strategy Balanced	$1,927,485	1.43%	75,799.90	—	—	—	$25.43	$—	$—	$—	0.90%	0.22%	0.32%	16.37%	0.00%	0.00%	0.00%
Van Eck VIPT
Emerging Markets	$1,819,292	0.44%	34,131.10	9,853.08	4,427.93	—	$36.66	$39.77	$39.77	$—	0.90%	0.22%	0.32%	49.69%	51.03%	51.03%	0.00%
Global Hard Assets	$1,512,384	0.00%	96,054.05	7,135.20	7,164.87	—	$13.56	$14.71	$14.71	$—	0.90%	0.22%	0.32%	(2.57)%	(1.70)%	(1.70)%	0.00%
Unconstrained Emerging Markets	$1,137,203	2.19%	77,383.12	5,073.55	9,878.80	—	$12.15	$13.18	$13.18	$—	0.90%	0.22%	0.32%	11.25%	12.24%	12.24%	0.00%
Wells Fargo VT
Discovery Fund	$7,459,816	0.00%	169,852.55	—	10,091.66	1,066.10	$40.57	$—	$49.41	$65.28	0.90%	0.22%	0.32%	27.98%	0.00%	29.13%	28.97%
Opportunity Fund	$5,399,216	0.66%	74,860.20	—	17,906.13	14,284.35	$42.08	$—	$46.05	$99.72	0.90%	0.22%	0.32%	19.37%	0.00%	20.44%	20.29%

(3) On October 27, 2017, the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2016	2016	At December 31, 2016								For the Year Ended December 31, 2016
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Alger
Capital Appreciation Fund	$2,419,616	0.19%	83,439.72	1,540.54	9,362.88	15,445.68	$23.45	$34.37	$27.09	$10.12	0.90%	0.22%	0.32%	(0.38)%	0.50%	0.51%	0.34%
Large Cap Growth Fund	$14,168,146	0.00%	375,451.52	8,591.69	35,752.27	6,170.27	$33.69	$28.00	$17.88	$103.41	0.90%	0.22%	0.32%	(1.71)%	(0.81)%	(0.85)%	(0.95)%
Small Cap Growth Fund	$7,221,746	0.00%	295,911.77	255.51	161.54	2,695.27	$23.53	$28.78	$22.91	$91.85	0.90%	0.22%	0.32%	5.28%	6.24%	6.26%	6.17%
AB VPS
International Growth Fund	$165,609	0.00%	6,064.47	2,624.15	1,591.72	—	$15.63	$16.80	$16.80	$—	0.90%	0.22%	0.32%	(7.69)%	(6.86)%	(6.86)%	0.00%
International Value Fund	$2,474,269	1.32%	133,423.13	14,738.85	14,715.96	—	$14.99	$16.11	$16.11	$—	0.90%	0.22%	0.32%	(1.40)%	(0.53)%	(0.53)%	0.00%
Small Midcap Value Fund	$1,708,152	0.60%	40,115.09	2,356.13	5,302.96	—	$35.33	$37.99	$37.99	$—	0.90%	0.22%	0.32%	23.96%	25.08%	25.08%	0.00%
Value Fund	$35,234	1.40%	1,260.87	257.31	—	—	$22.92	$24.64	$—	$—	0.90%	0.22%	0.32%	10.54%	11.54%	0.00%	0.00%
American Century VP
Income & Growth Portfolio	$3,239,479	2.37%	132,759.96	—	8,037.42	4,793.37	$22.27	$—	$26.01	$15.50	0.90%	0.22%	0.32%	12.46%	0.00%	13.48%	13.32%
Inflation Protection Portfolio	$1,175,614	2.12%	60,884.28	1,719.23	9,991.96	63,372.15	$14.55	$14.38	$16.30	$1.61	0.90%	0.22%	0.32%	3.79%	4.71%	4.69%	3.96%
International Portfolio	$3,878,226	1.03%	199,847.92	7,249.64	21,754.67	—	$16.69	$18.80	$18.70	$—	0.90%	0.22%	0.32%	(6.35)%	(5.48)%	(5.48)%	0.00%
Ultra Portfolio	$146,354	0.33%	5,486.95	—	1,507.12	—	$20.40	$—	$22.85	$—	0.90%	0.22%	0.32%	3.54%	0.00%	4.43%	0.00%
Value Portfolio	$7,348,593	1.71%	184,804.86	1,316.08	11,288.47	12,667.61	$35.50	$27.43	$37.60	$25.84	0.90%	0.22%	0.32%	19.41%	20.48%	20.48%	20.38%
DWS
Equity 500 Index VIP Fund	$752,277	1.99%	—	—	—	25,239.99	$—	$—	$—	$29.80	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	11.46%
Large Cap Value VIP Portfolio	$261,874	0.72%	19,560.47	—	168.26	—	$13.26	$—	$14.86	$—	0.90%	0.22%	0.32%	(5.49)%	0.00%	(4.65)%	0.00%
Small Cap Index Fund	$1,038,856	0.97%	18,540.19	1,182.09	—	12,421.10	$29.35	$31.56	$—	$36.82	0.90%	0.22%	0.32%	19.96%	21.02%	0.00%	20.87%
Small Mid Cap Value Portfolio	$2,135,910	0.23%	67,797.02	2,616.73	7,099.70	—	$27.18	$29.54	$30.45	$—	0.90%	0.22%	0.32%	15.45%	16.48%	16.47%	0.00%
Dreyfus VIF
Appreciation Portfolio	$579,785	1.63%	26,071.22	—	2,621.90	—	$19.99	$—	$22.39	$—	0.90%	0.22%	0.32%	6.94%	0.00%	7.91%	0.00%
Opportunistic Small Cap Portfolio	$164,744	0.00%	9,293.66	—	—	—	$17.73	$—	$—	$—	0.90%	0.22%	0.32%	16.01%	0.00%	0.00%	0.00%
Quality Bond Portfolio	$344,323	1.75%	22,380.25	—	1,047.91	—	$14.62	$—	$16.38	$—	0.90%	0.22%	0.32%	0.61%	0.00%	1.53%	0.00%
Socially Responsible Growth Fund	$264,504	1.23%	18,054.70	—	247.32	—	$14.42	$—	$16.66	$—	0.90%	0.22%	0.32%	9.42%	0.00%	10.40%	0.00%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2016	2016	At December 31, 2016								For the Year Ended December 31, 2016
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
Fidelity VIP
Equity Income Portfolio	$9,837,378	2.24%	124,394.02	431.22	4,478.37	—	$78.09	$28.54	$24.85	$—	0.90%	0.22%	0.32%	16.97%	18.03%	18.00%	0.00%
Growth Portfolio	$15,366,287	0.04%	178,574.60	510.26	45,721.82	—	$79.18	$29.93	$26.51	$—	0.90%	0.22%	0.32%	(0.09)%	0.81%	0.80%	0.00%
High Income Portfolio	$4,631,961	5.19%	86,194.74	1,515.37	14,204.72	—	$50.10	$23.71	$19.56	$—	0.90%	0.22%	0.32%	13.58%	14.62%	14.58%	0.00%
Overseas Portfolio	$8,528,437	1.46%	233,658.25	13,623.91	22,522.53	90,132.78	$32.71	$18.03	$16.06	$3.09	0.90%	0.22%	0.32%	(5.91)%	(5.06)%	(5.08)%	(5.09)%
Contrafund Class 2 Portfolio	$13,109,024	0.80%	247,366.03	5,773.77	33,999.92	—	$46.87	$29.31	$39.59	$—	0.90%	0.22%	0.32%	7.05%	8.02%	8.00%	0.00%
Index 500 II Portfolio	$46,108,286	1.44%	584,836.56	51,386.66	259,668.28	—	$63.91	$29.65	$27.75	$—	0.90%	0.22%	0.32%	10.86%	11.84%	11.86%	0.00%
Mid Cap Class 2 Portfolio	$4,097,422	0.50%	117,564.87	4,424.96	10,485.21	—	$30.62	$31.03	$34.31	$—	0.90%	0.22%	0.32%	11.24%	12.25%	12.23%	0.00%
Value Strategies Portfolio	$212,277	1.15%	5,209.49	980.61	—	—	$33.89	$36.44	$—	$—	0.90%	0.22%	0.32%	8.65%	9.62%	0.00%	0.00%
Investment Grade Bond Portfolio	$5,760,477	2.33%	267,392.93	3,047.82	21,464.17	41,116.45	$19.18	$15.88	$22.15	$2.64	0.90%	0.22%	0.32%	3.83%	4.77%	4.73%	4.47%
Government Money Market Portfolio	$9,120,804	0.11%	481,051.94	4,225.67	84,040.73	1,194,102.70	$13.14	$10.03	$14.18	$1.31	0.90%	0.22%	0.32%	(0.78)%	0.15%	0.09%	0.19%
Franklin Templeton VIP
Foreign Securities	$1,729,945	1.94%	93,172.37	1,137.78	9,548.77	—	$16.46	$18.14	$18.44	$—	0.90%	0.22%	0.32%	6.24%	7.18%	7.19%	0.00%
Global Real Estate	$991,412	1.19%	62,471.81	—	504.20	—	$15.73	$—	$17.62	$—	0.90%	0.22%	0.32%	(0.33)%	0.00%	0.57%	0.00%
Mutual Global Discovery Securities	$395,643	1.86%	17,848.65	626.26	166.96	—	$21.16	$22.75	$22.75	$—	0.90%	0.22%	0.32%	11.40%	12.44%	12.44%	0.00%
Mutual Shares Securities	$813,318	1.97%	33,622.37	1,514.81	4,261.62	—	$20.22	$24.50	$22.65	$—	0.90%	0.22%	0.32%	14.99%	16.05%	16.08%	0.00%
Small Cap Value	$750,007	0.78%	21,610.07	884.95	3,649.28	—	$28.05	$32.98	$31.42	$—	0.90%	0.22%	0.32%	29.02%	30.17%	30.17%	0.00%
Small-Midcap Growth II	$244,085	0.00%	8,853.97	1,351.30	827.73	—	$20.92	$29.20	$23.44	$—	0.90%	0.22%	0.32%	3.26%	4.19%	4.16%	0.00%
US Government	$413,291	2.65%	32,404.40	1,821.34	1,247.37	—	$11.58	$12.45	$12.45	$—	0.90%	0.22%	0.32%	(0.04)%	0.86%	0.86%	0.00%
Invesco V.I.
Global Health Care Fund	$2,354,681	0.00%	111,977.45	—	4,944.37	10,437.98	$19.62	$—	$22.67	$4.32	0.90%	0.22%	0.32%	(12.23)%	0.00%	(11.45)%	(11.64)%
Mid Cap Growth Fund	$835,705	0.00%	57,975.60	—	142.11	319.50	$14.30	$—	$14.91	$14.83	0.90%	0.22%	0.32%	(0.16)%	0.00%	0.74%	0.58%
Technology Fund	$1,650,923	0.00%	206,207.60	—	5,544.76	9,165.25	$7.66	$—	$8.85	$2.41	0.90%	0.22%	0.32%	(1.65)%	0.00%	(0.78)%	(0.99)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the Year Ended
	At December 31,	December 31,
	2016	2016	At December 31, 2016								For the Year Ended December 31, 2016
VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	BP	EP	VT	V2	EP	BP
JP Morgan Insurance Trust
Small Cap Core Portfolio	$1,480,383	0.51%	36,089.53	—	8,998.21	255.80	$32.69	$—	$32.15	$43.73	0.90%	0.22%	0.32%	19.15%	0.00%	20.23%	20.08%
Morgan Stanley Investment Funds
Core Plus Fixed Income Portfolio	$2,656,423	1.83%	—	—	—	1,219,746.12	$—	$—	$—	$2.18	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	6.24%
Emerging Markets Equity Portfolio	$349,931	0.52%	—	—	—	138,269.50	$—	$—	$—	$2.53	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	6.78%
US Real Estate Portfolio	$84,803	1.35%	—	—	—	14,846.15	$—	$—	$—	$5.71	0.90%	0.22%	0.32%	0.00%	0.00%	0.00%	6.77%
Neuberger Berman Trust
Large Cap Value Portfolio	$1,948,942	0.77%	63,500.13	147.87	12,537.67	3,426.95	$23.18	$31.34	$24.89	$46.84	0.90%	0.22%	0.32%	26.24%	27.34%	27.36%	27.21%
Mid Cap Growth Portfolio	$412,693	0.00%	13,592.05	1,393.96	101.15	—	$27.18	$28.80	$30.45	$—	0.90%	0.22%	0.32%	3.47%	4.39%	4.40%	0.00%
Mid Cap Growth Class S	$515,329	0.00%	39,358.29	—	12,583.58	—	$9.90	$—	$10.00	$—	0.90%	0.22%	0.32%	3.19%	0.00%	4.16%	0.00%
Short Duration Bond Portfolio	$2,463,392	1.21%	187,232.66	7,015.51	24,087.29	—	$11.07	$13.24	$12.40	$—	0.90%	0.22%	0.32%	0.32%	1.18%	1.20%	0.00%
Socially Responsive Portfolio	$14,021	0.81%	355.01	157.44	—	—	$26.74	$28.75	$—	$—	0.90%	0.22%	0.32%	8.89%	9.87%	0.00%	0.00%
Oppenheimer Variable Account Funds
Conservative Balanced/VA Fund	$102,096	2.08%	5,367.04	118.33	—	—	$18.58	$19.98	$—	$—	0.90%	0.22%	0.32%	4.04%	4.93%	0.00%	0.00%
Global Strategic Income/VA Fund	$502,956	4.53%	26,760.24	3,944.64	330.78	—	$16.04	$17.25	$17.25	$—	0.90%	0.22%	0.32%	5.32%	6.26%	6.26%	0.00%
Main Street Small Cap/VA Fund	$68,425	0.26%	1,885.53	147.37	—	—	$33.48	$35.99	$—	$—	0.90%	0.22%	0.32%	16.60%	17.66%	0.00%	0.00%
Sentinel Variable Products Trust
Balanced	$4,588,330	1.39%	128,109.53	2,154.19	14,621.28	1,806.26	$31.81	$22.08	$26.81	$41.10	0.90%	0.22%	0.32%	6.48%	7.43%	7.41%	7.28%
Bond	$5,770,553	2.02%	215,438.38	8,031.08	29,466.92	21.92	$22.98	$14.40	$23.88	$23.70	0.90%	0.22%	0.32%	(0.09)%	0.78%	0.82%	0.50%
Common Stock	$30,101,973	1.63%	598,435.34	11,005.53	33,826.18	73,522.12	$44.11	$28.49	$32.81	$31.05	0.90%	0.22%	0.32%	10.27%	11.24%	11.24%	11.14%
Mid Cap Growth Fund (1)	$—	0.61%	—	—	—	—	$—	$—	$—	$—	0.90%	0.22%	0.32%	(100.00)%	(100.00)%	(100.00)%	(100.00)%
Small Company	$25,872,840	0.07%	272,436.07	8,972.08	32,846.77	18,616.58	$82.92	$32.10	$64.43	$47.15	0.90%	0.22%	0.32%	19.16%	20.23%	20.22%	20.09%
T Rowe Price
Blue Chip Growth Portfolio	$1,483,124	0.00%	53,609.80	1,978.85	4,115.92	—	$24.31	$34.33	$27.23	$—	0.90%	0.22%	0.32%	(0.38)%	0.54%	0.52%	0.00%
Equity Income Portfolio	$4,583,801	2.00%	179,683.12	6,207.02	29,759.82	—	$20.77	$25.68	$23.27	$—	0.90%	0.22%	0.32%	17.81%	18.84%	18.83%	0.00%
Health Sciences Portfolio	$3,463,294	0.00%	80,104.14	864.05	2,149.73	—	$41.48	$47.30	$46.47	$—	0.90%	0.22%	0.32%	(11.50)%	(10.72)%	(10.71)%	0.00%
Personal Strategy Balanced	$304,196	1.66%	13,920.66	—	—	—	$21.85	$—	$—	$—	0.90%	0.22%	0.32%	5.52%	0.00%	0.00%	0.00%
Van Eck VIPT
Emerging Markets	$1,554,896	0.45%	46,987.12	9,714.05	5,631.74	—	$24.49	$26.33	$26.33	$—	0.90%	0.22%	0.32%	(0.80)%	0.09%	0.09%	0.00%
Global Hard Assets	$1,406,835	0.39%	87,979.01	6,452.65	5,761.39	—	$13.91	$14.96	$14.96	$—	0.90%	0.22%	0.32%	42.41%	43.72%	43.72%	0.00%
Unconstrained Emerging Markets	$1,036,021	0.00%	79,136.68	5,114.89	9,514.46	—	$10.92	$11.74	$11.74	$—	0.90%	0.22%	0.32%	5.52%	6.46%	6.46%	0.00%
Wells Fargo VT
Discovery Fund	$6,439,850	0.00%	186,921.30	—	11,997.80	1,082.53	$31.70	$—	$38.26	$50.62	0.90%	0.22%	0.32%	6.67%	0.00%	7.66%	7.76%
Opportunity Fund	$4,670,316	2.00%	77,207.35	—	17,928.32	15,235.61	$35.25	$—	$38.24	$82.90	0.90%	0.22%	0.32%	11.24%	0.00%	12.23%	12.10%

(1) During 2016, the Sentinel Mid Cap Growth Fund was liquidated.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2020

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to policyholders from accumulated net income. The Variable Account purchases and redeems shares of the sub-accounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the sub-accounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (“IRC”), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 10 – FUND SUBSTITUTIONS

There were no fund substitutions in the years 2016, 2018 and 2019.

In 2020, the Invesco Mid Cap Growth Fund was merged with the Invesco Discovery Mid Cap Growth Fund. In 2017, the Sentinel Funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone Funds. In 2015, the Neuberger Berman Mid Cap Growth Class S Portfolio was merged into the Neuberger Berman Small Cap Growth Portfolio, after obtaining shareholder approval.

National Life Insurance
Company

Financial Statements and Supplemental
Schedules – Statutory-Basis

As of and for the Years Ended

December 31, 2020 and 2019

National Life Insurance Company

Financial Statements and Supplemental Schedules

Statutory-Basis

As of and for the Years Ended December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of

National Life Insurance Company

We have audited the accompanying statutory financial statements of National Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note A to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note A and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended, in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation described in Note A.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of selected statutory-basis financial data, summary investment schedule, investment risk interrogatories, and Supplemental Schedule of Reinsurance Disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ Pricewaterhousecoopers LLP

Hartford, CT

April 19, 2021

2 of 2

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus –

Statutory-Basis

	December 31,
	2020	2019
	(in thousands)
Admitted assets
Cash and invested assets:
Bonds	$5,735,202	$5,548,289
Preferred stocks	2,337	11,000
Common stocks	1,680,154	1,525,065
Mortgage loans	428,663	494,202
Real estate	53,248	53,804
Policy loans	475,743	509,027
Cash and short-term investments	185,868	214,675
Derivatives	231,951	115,368
Surplus notes	93,512	93,719
Other invested assets	121,330	128,781
Total cash and invested assets	9,008,008	8,693,930

Deferred and uncollected premiums	37,516	41,075
Accrued investment income	71,551	72,546
Net deferred tax asset	80,452	84,087
Receivables from affiliates	11,283	7,402
Other admitted assets	322,848	311,232
Separate account assets	985,255	892,467
Total admitted assets	$10,516,913	$10,102,739

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus –

Statutory-Basis (continued)

	December 31,
	2020	2019
	(in thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$3,014,473	$2,835,606
Accident and health reserves	417,469	426,464
Liability for deposit-type contracts	227,799	194,487
Unpaid policy and contract claims	27,656	16,659
Policyholders' dividends	9,224	10,241
Other policy and contract liabilities	1,046	1,149
Total policy and contract liabilities	3,697,667	3,484,606

Funds held under coinsurance	2,721,387	2,835,490
Employee and agent benefits	90,499	79,882
Minimum pension benefit obligation	30,123	27,341
Interest maintenance reserve	21,215	22,264
Asset valuation reserve	72,823	67,698
Payable to affiliates	28,690	203,774
Derivatives	151,458	49,151
Other liabilities	164,152	161,436
Separate account liabilities	972,069	881,791
Total liabilities	7,950,083	7,813,433

Capital and surplus:
Common stock, $1 par value 2,500,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in surplus	511,616	351,092
Surplus notes	657,032	656,955
Special surplus funds	14,040	11,463
Unassigned surplus	1,381,642	1,267,296
Total capital and surplus	2,566,830	2,289,306
Total liabilities and capital and surplus	$10,516,913	$10,102,739

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Operations – Statutory-Basis

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident and health contracts	$375,088	$338,669	$373,054
Considerations for supplementary contracts with life contingencies	1,569	782	1,143
Net investment income	289,076	337,158	286,713
Amortization of interest maintenance reserve	2,884	2,978	3,250
Other income	21,066	12,295	6,832
Total premiums and other revenue	689,683	691,882	670,992
Benefits paid or provided:
Death benefits	69,520	50,270	49,786
Annuity benefits	40,450	36,072	38,038
Surrender benefits and other fund withdrawals	127,927	143,089	177,937
Other benefits	31,511	31,376	31,194
Increase in policy reserves	169,873	140,571	88,464
Total benefits paid or provided	439,281	401,378	385,419
Insurance expenses:
Commissions	78,286	76,421	63,308
Funds withheld expense	121,013	127,268	134,763
General and administrative expenses	57,850	64,760	67,511
Insurance taxes, licenses and fees	11,267	10,671	11,373
Net transfers from separate accounts	(43,277)	(35,654)	10,338
Total insurance expenses	225,139	243,466	287,293
Gain (loss) from operations before dividends to policyholders, income taxes, and net realized capital gains (losses)	25,263	47,038	(1,720)
Dividends to policyholders	6,247	6,909	11,698
Gain (loss) from operations before income taxes and net realized capital gains (losses)	19,016	40,129	(13,418)
Federal income tax benefit	24,907	13,554	5,591
Gain (loss) from operations before net realized capital gains (losses)	43,923	53,683	(7,827)
Net realized capital losses	(18,045)	(13,789)	(14,970)
Net income (loss)	$25,878	$39,894	$(22,797)

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory-Basis

				Surplus Notes	Total
	Common	Paid-In	Unassigned	and Special	Capital and
	Stock	Surplus	Surplus	Surplus Funds	Surplus
	(in thousands)
Balances at January 1, 2018	$2,500	351,092	1,463,665	198,388	2,015,645
Net loss	—	—	(22,797)	—	(22,797)
Change in unrealized, net of deferred tax effects	—	—	(123,883)	—	(123,883)
Change in asset valuation reserve	—	—	(4,569)	—	(4,569)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	2,676	—	2,676
Change in non-admitted assets	—	—	(14,024)	—	(14,024)
Change in deferred tax asset	—	—	(16,798)	—	(16,798)
Dividends to stockholders	—	—	(35,000)	—	(35,000)
Change in ceding commission	—	—	(11,907)	—	(11,907)
Other adjustments to surplus, net	—	—	(886)	342,650	341,764
Balances at December 31, 2018	2,500	351,092	1,236,477	541,038	2,131,107
Net income	—	—	39,894	—	39,894
Change in unrealized, net of deferred tax effects	—	—	177,616	—	177,616
Change in asset valuation reserve	—	—	3,792	—	3,792
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	(2,182)	—	(2,182)
Change in non-admitted assets	—	—	(2,016)	—	(2,016)
Change in deferred tax asset	—	—	39,084	—	39,084
Dividends to stockholders	—	—	(210,000)	—	(210,000)
Change in ceding commission	—	—	(14,157)	—	(14,157)
Other adjustments to surplus, net	—	—	(1,212)	127,380	126,168
Balances at December 31, 2019	2,500	$351,092	$1,267,296	$668,418	$2,289,306
Net income	—	—	25,878	—	25,878
Change in unrealized, net of deferred tax effects	—	—	91,283	—	91,283
Change in asset valuation reserve	—	—	(5,125)	—	(5,125)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	(2,197)	—	(2,197)
Change in non-admitted assets	—	—	7,959	—	7,959
Change in deferred tax asset	—	—	11,006	—	11,006
Change in ceding commission	—	—	(13,708)	—	(13,708)
Other adjustments to surplus, net	—	—	(750)	2,654	1,904
Change in paid-in surplus	—	160,524	—	—	160,524
Balances at December 31, 2020	$2,500	$511,616	$1,381,642	$671,072	$2,566,830

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Cash Flows – Statutory-Basis

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Operating activities:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$480,907	$454,886	$496,905
Net investment income received	288,086	291,726	338,126
Benefits paid	(553,751)	(526,249)	(556,451)
Net transfers from Separate Accounts	44,448	37,038	(9,913)
Insurance expenses paid	(166,371)	(133,216)	(122,935)
Dividends paid to policyholders	(41,394)	(49,426)	(58,767)
Federal income taxes (paid) recovered	18,366	20,103	(82,340)
Other income received, net of other expenses paid	4,635	(6,713)	(12,318)
Net cash provided (used) by operating activities	74,926	88,149	(7,693)

Investment activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	633,748	515,183	598,333
Stocks	21,098	39,121	6,279
Mortgage loans	92,532	59,694	58,275
Real estate	—	2,115	7,604
Other invested assets	13,136	12,381	20,798
Miscellaneous proceeds	32,319	88,056	2,987
Total proceeds from sales, maturities, or repayments of investments	792,833	716,550	694,276
Cost of investments acquired:
Bonds	(821,305)	(576,149)	(715,154)
Stocks	(26,886)	(115,566)	(194,829)
Mortgage loans	(29,468)	(64,170)	(35,010)
Real estate	(1,069)	(3,135)	(8,294)
Other invested assets	(10,776)	(14,686)	(26,542)
Miscellaneous applications	(13,238)	(101,574)	(19,311)
Total cost of investments acquired	(902,742)	(875,280)	(999,140)
Net change in policy loans	33,284	20,716	(2,348)
Net cash used in investing activities	(76,625)	(138,014)	(307,212)

Financing and miscellaneous activities:
Other cash provided (applied):
Deposits on deposit-type contract funds and other liabilities without life contingencies	31,195	7,364	(14,013)
Surplus notes	—	124,181	339,086
Capital and paid in surplus, less treasury stock	123,000	—	—
Dividends to stockholders	(160,000)	(28,000)	(55,000)
Other cash provided (applied)	(21,303)	23,584	158,390
Net cash (applied) provided by financing and miscellaneous activities	(27,108)	127,129	428,463

Net (decrease) increase in cash and short-term investments	(28,807)	77,264	113,558

Cash and short-term investments:
Beginning of year	214,675	137,411	23,853
End of year	$185,868	$214,675	$137,411

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies

Description of Business

National Life Insurance Company (“National Life”, “NLIC”, “the Company”) was chartered in Vermont in 1848. On January 1, 1999, the Company converted from a mutual to a stock life insurance company, as part of a reorganization into a mutual holding company structure. As a result, the Company is a wholly-owned, direct subsidiary of NLV Financial Corporation (“NLVF”), a Vermont stock holding company, which is a direct, wholly-owned subsidiary of National Life Holding Company (“NLHC”), a Vermont mutual insurance holding company. The Company owns 100% of the stock of Life Insurance Company of the Southwest (“LSW”). The Company, LSW and their affiliates operate as a unified organization under the trade name National Life Group. The Company is licensed in all 50 states and the District of Columbia. National Life Group’s principal product lines include traditional whole life, term life, fixed interest universal life, indexed universal life, variable universal life, variable annuities, fixed interest rate annuities and indexed annuities. National Life Group employs approximately 1,160 people, primarily concentrated in Montpelier, Vermont and Addison, Texas.

In connection with the reorganization into a mutual holding company structure, the Company established and began operating the Closed Block for the benefit of policyholders of the Company with participating policies in force at December 31, 1998, and includes traditional dividend-paying life insurance policies, certain participating term insurance policies, dividend-paying flexible premium annuities and other related liabilities. The Closed Block’s primary purpose is to give reasonable assurance to holders of policies in the Closed Block that assets will be available to provide for payment of policy benefits, including the continuation of dividends throughout the life of such policies based upon the 1998 dividend scale if the experience underlying such dividend scale (including portfolio interest rates) continues as it was in 1998, and for appropriate adjustment in such dividend scale if the experience changes. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer in force. Assets assigned to the Closed Block, together with projected future premiums and investment returns, are expected to be sufficient to pay all future Closed Block policy benefits, expenses and taxes. The Company remains liable for all contractual benefits and other specified expenses of the Closed Block.

In 2020, approximately 45% of total collected premiums and deposits are from residents of the states of New York, Florida and California.

On August 5, 2015, Catamount Reinsurance Company (“Catamount”) was formed as a subsidiary of the Company. Catamount is a special purpose financial insurance company domiciled and licensed in the state of Vermont. Catamount entered into a coinsurance with funds withheld agreement with the Company to reinsure its Closed Block policies; the agreement was effective July 1, 2015. During 2016, ownership of Catamount was transferred as a dividend from the Company to NLVF.

In 2016, Longhorn Reinsurance Company ("Longhorn") was formed as a direct subsidiary of the Company. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. The Company made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Vermont for determining solvency under Vermont Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance. Although the Company had no such practices in effect as of December 31, 2020, the Commissioner has the right to permit specific practices that deviate from NAIC SAP.

There are significant differences between statutory accounting practices and U.S. GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or fair value based on their NAIC designation. For U.S. GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost. The remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading, and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in preferred stock are reported at cost, including brokerage and other related fees. Under U.S. GAAP, these investments are classified as equity securities and reported at fair value.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under U.S. GAAP and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under U.S. GAAP.

Amortization of investments in low income housing tax credits (“LIHTC”) is reported as a component of net investment income in the Statements of Operations. For U.S. GAAP reporting, LIHTC amortization is reported as a component of income tax expense.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under U.S. GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the fair value of the collateral. The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under U.S. GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under U.S. GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus. The AVR is not recognized under U.S. GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under U.S. GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Surplus Notes: Notes issued are recorded as a component of capital and surplus, whereas under U.S. GAAP, surplus notes are recorded as debt. Under NAIC SAP, surplus note interest is not recorded as a liability or an expense until approval for payment of such interest has been granted by the Commissioner, whereas, under U.S. GAAP, the interest is accrued throughout the year.

Investment in Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the operations of the Company as would be required under U.S. GAAP, but are included in Common stocks at the statutory carrying value.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as admitted assets within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus, and are charged directly to unassigned surplus. The concept of nonadmitted assets is not recognized under U.S. GAAP.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and are credited directly to an appropriate policy reserve account without recognizing premium income. Under U.S. GAAP, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under U.S. GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under U.S. GAAP. Commissions paid by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under U.S. GAAP.

Deferred Income Taxes: Deferred income tax assets and liabilities are cumulative temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criteria which include the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus. Deferred taxes do not include amounts for state taxes.

Under U.S. GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable. Also, state income taxes are included in the computation of deferred taxes.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required under U.S. GAAP.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under U.S. GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

The following are supplemental disclosures for cash flow information from non-cash transactions:

	Year Ended December 31,
	2020	2019
	(in thousands)
Partnership acquired from parent as a capital contribution	37,524	—
Partnership contributed to subsidiary as a capital contribution	(37,524)	—
Dividend to parent, NLVF (cash settled in February 2020)	—	160,000
Dividend of Longhorn entity to NLVF	—	22,000

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with U.S. GAAP is as follows:

	Net Income			Capital and Surplus
	Year Ended December 31,			Year Ended December 31,
	2020	2019	2018	2020	2019
	(in thousands)
Statutory-basis	$25,878	$39,894	$(22,797)	$2,566,830	$2,289,306
Add (deduct) adjustments:
Investments	354,184	355,621	258,962	5,527,740	4,669,068
Policy acquisition costs	(685)	12,396	4,524	277,873	278,588
Nonadmitted assets	—	—	—	140,332	148,291
Policyholder reserves	(94,941)	(75,380)	(32,249)	(2,997,308)	(3,107,552)
Policyholder dividends	(22,324)	(43,896)	(34,353)	(7,371)	(19,151)
Asset valuation reserve	—	—	—	72,823	67,698
Interest maintenance reserve	(1,049)	(2,158)	(2,783)	21,215	22,264
Income taxes	(11,442)	(11,920)	(380)	(86,817)	(88,050)
Other comprehensive income, net	—	—	—	(601,290)	(341,615)
Other, net	(22,695)	(23,675)	(19,381)	(35,260)	(19,822)
Interest, surplus notes	—	(2,985)	(8,579)	(9,285)	(8,976)
GAAP-basis	$226,926	$247,897	$142,964	$4,869,482	$3,890,049

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are carried at amortized cost, except for those with an NAIC designation of 6. Bonds with an NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. The discount or premium on bonds not backed by other loans is amortized using the constant yield method. Bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Single class and multi-class mortgage-backed or asset-backed securities are generally valued at amortized cost. Such securities with a NAIC 6 designation are carried at the lower of amortized cost or fair value. Income recognition for such securities is determined using the constant yield method and estimated cash flows including anticipated prepayments. The retrospective adjustment method is used to value all such securities, except for interest-only securities or securities where the yield has become negative, which are valued using the prospective method.

Investments in preferred stock are reported at cost.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Common stocks of non-affiliates are reported at fair value as determined by the Securities Valuation Office of the NAIC, and the related unrealized capital gains (losses) are reported in unassigned surplus. For capital stock issued from the Federal Home Loan Bank, which is only redeemable at par value, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash), and are principally stated at amortized cost.

Affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes and/or letter of credit issued. If the carrying value is negative, it is floored at zero in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. At that time, the mortgage loan is written down to the fair value of the underlying collateral, and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. The Company’s futures and options contracts used to hedge obligations related to indexed products are carried at fair value, with changes in fair value and gains or losses upon expiration included in net investment income. Certain interest rate swaps that qualify as fair value hedges are carried on the same basis as the underlying hedged item. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge, or for which the Company has chosen not to apply hedge accounting, are accounted for at fair value, with changes in fair value recorded as unrealized gains or losses.

The Company has ownership interests of more than 5% in several limited partnerships. The Company generally reports its interests in these limited partnerships using the equity method. For investments in limited partnerships where the Company has less than a minor ownership interest (i.e. – less than 3%), the Company generally carries these interests based on the Company’s share of the underlying U.S. GAAP equity of the investee.  For investments in limited partnerships where the Company has an ownership interest in a limited partnership representing more than 3%, but less than 5%, the Company considers several qualitative factors (i.e. – the Company’s representation on the limited partnership’s board of directors, the Company’s influence over decision-making, etc.) in order to determine if the equity method should be applied to the investment.

Realized capital gains and losses are determined using the specific identification basis. Changes in the carrying amounts of investments are credited or charged directly to unassigned surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The evaluation of securities for impairment is a quantitative and qualitative process, which is subject to risks and uncertainties, and is intended to determine whether declines in fair value of investments should be recognized in current period earnings and whether the securities are other-than-temporarily impaired (“OTTI”). The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition and/or future prospects, the effects of changes in interest rates or credit spreads, and the expected recovery period. The Company has a security monitoring process, overseen by investment and accounting professionals, that uses certain quantitative and qualitative characteristics to identify securities that could be potentially impaired. These identified securities are subjected to an enhanced analysis to determine if the impairments are other-than-temporary.

The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios, and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment, and include the probability of issuer default and estimates regarding timing and amount of expected recoveries, which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral, such as changes in the projections of the underlying property value estimates.

Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate, and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments, and amortizes them into income over the remaining lives of the securities sold. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the Statements of Admitted Assets, Liabilities, Capital and Surplus. The net change in these assets is included in the change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Federal Home Loan Bank Agreements

National Life is a member of the Federal Home Loan Bank (“FHLB”) of Boston which provides the Company with access to a secured asset-based borrowing capacity. It is part of the Company’s strategy to utilize this borrowing capacity for funding agreements and for backup liquidity. The Company has received advances from FHLB in connection with funding agreements, balances outstanding under funding agreements are included in the liability for deposit-type contracts. For more information, see Note J – FHLB Agreements.

Property and Equipment

Property and equipment is reported at depreciated cost. Assets are depreciated over their useful life using the straight line method of depreciation. Real property owned by the Company is primarily depreciated over 40 years with a half year convention, and renovations and semi-permanent fixtures depreciated over 20 years. Furniture and equipment is depreciated over seven years and five years, respectively. Electronic Data Processing (“EDP”) equipment is depreciated for a period not exceeding three years. Capitalized software is amortized over a period not exceeding five years.

The tables below reflect the balances of major classes of depreciable assets, accumulated depreciation, and depreciation expense:

	Depreciable	Accumulated	Depreciation
At December 31, 2020	Asset	Depreciation	Expense
	(in thousands)
EDP equipment	$40,768	$38,042	$380
Furniture	28,040	20,559	556
Software	260,792	184,369	4,660
Vehicles	255	201	7
Leasehold improvements	9,123	3,319	221
Property occupied by the Company	122,995	71,127	529
	$461,973	$317,617	$6,353

	Depreciable	Accumulated	Depreciation
At December 31, 2019	Asset	Depreciation	Expense
	(in thousands)
EDP equipment	$38,201	$35,885	$204
Furniture	26,964	17,514	630
Software	230,565	157,906	4,520
Vehicles	255	161	9
Leasehold improvements	8,953	2,149	151
Property occupied by the Company	121,925	68,121	584
	$426,863	$281,736	$6,098

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. The total cash surrender value of these COLI contracts was $296.6 million and $287.5 million at December 31, 2020 and 2019, respectively, and is included in Other Admitted Assets on the Statements of Admitted Assets, Liabilities, Capital and Surplus. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $9.1 million, $9.0 million, and $11.2 million in 2020, 2019, and 2018, respectively, and is included in Other Income.

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

Benefit Reserves

Policy reserves for life, annuity and disability income contracts are developed using NAIC SAP. Actuarial factors used in determining life insurance reserves are based primarily upon the 1941, 1958, 1980, 2001, and 2017 Commissioners' Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium, Commissioners' Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0%. Policies issued January 1, 2020 and later use the Principle-Based Reserve methodology as outlined in NAIC’s Valuation Manual, Chapter 20 (“VM-20”).

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age. For term and traditional whole life business, reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat rate, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. For fixed, indexed, and variable universal life, reserves are determined using the percentage rating and/or flat extra mortality associated with the policy. A substandard extra reserve is not separately computed. Table ratings for all life insurance policies expire after 20 years or at age 65, whichever is later.

Reserves for individual annuities are determined principally using the Commissioners' Annuity Reserve Valuation Method, based on A-1949, 1983, 2000, and 2012 annuity tables with valuation interest rates from 2.0% to 9.0%. Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models. Active life disability income reserves are determined primarily using the Commissioners' Disability 1964 table with the 1958 CSO mortality table and Commissioners' Individual Disability Table A (“CIDA”) morbidity tables with the 1980 CSO mortality tables, 1985 CIDA table with 1980 CSO mortality tables and 2001 CSO mortality tables. Valuation interest rates for active life reserves range from 3.0% to 6.0%. Disability income reserves are based on expected experience at 4.5% interest, and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness. Variable annuity policies use the Principle-Based Reserve methodology as outlined in NAIC’s Valuation Manual, Chapter 21 (“VM-21”).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

As of December 31, 2020, and 2019, the Company had $2.4 billion and $2.9 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation law adopted by the Department. At December 31, 2020 and 2019, reserves on the above in-force insurance totaled $35.4 million and $48.8 million, respectively, and are included in policy reserves.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Dividends to Policyholders

All of the Company’s traditional life insurance and certain annuity policies are issued on a participating basis, while its universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance policies, while on a participating basis, currently receive no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity and variable life policyholders and the Company's pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts, and are generally not guaranteed. Investments held in the separate accounts are primarily mutual funds, bonds, and partnerships, and are carried at fair value.

The Company had approximately $0.4 million and $0.8 million of reserves for minimum death benefit guarantees on variable annuities and variable universal life at December 31, 2020 and 2019, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a "dollar for dollar" basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval. Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Subsequent Events

The Company has evaluated subsequent events through April 19, 2021, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2020 that require disclosure or adjustment to the financial statements at the date or for the year then ended.

Adoption of New Accounting Standards

SSAP No. 41R – Surplus Notes

Revisions to SSAP No. 41R –Surplus Notes to provide enhanced disclosures of surplus notes that are structured in a manner in which cash-flow exchanges have been reduced or eliminated. The adoption of this standard has no impact on the Company’s statements of admitted assets, liabilities, capital and surplus, statements of operations, or statements of cash flow.

SSAP No. 51 R – Life Contracts

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual ("VM-21"). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance

Revisions to SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance to include disclosures regarding contracts with risk limiting features that are accounted for as reinsurance. These additional disclosures are included in the accompanying supplemental schedules.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

B. Fair Value

Fair Value Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. SSAP No. 100 Fair Value Measurements requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. Entities are required to determine the most appropriate valuation technique to use given what is being measured and the availability of sufficient inputs. The guidance prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The Company has categorized its assets and liabilities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Company categorizes financial assets and liabilities recorded at fair value on the December 31, 2020 balance sheet as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 inputs include U.S. Treasuries, and common stocks listed in active markets and futures listed in derivative markets. Separate accounts classified within this level principally include cash.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data (market-corroborated inputs). The types of assets and liabilities utilizing Level 2 inputs include bonds and derivatives. Separate account assets classified as Level 2 are primarily bonds.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Level 3 assets include FHLB common stock.

Valuation Techniques

Bonds - Bonds are stated at amortized cost with the exception of those bonds that have an NAIC 6 designation or that have been impaired. Bonds carried at fair value are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Those securities are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, the securities are categorized as Level 3.

Common stock - Common stocks consist mainly of mutual funds that are traded daily and have a net asset value. These securities are not categorized in the fair value hierarchy. For FHLB common stock par value approximates fair value and are categorized as Level 3.

Short-term investments - Short-term investments consist of money market funds and are valued using NAV as a practical expedient.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and as such, the Company values them at its pro-rata share of the limited partnership’s NAV, or its equivalent. Investments in limited partnerships are not categorized in the fair value hierarchy.

Derivative assets and liabilities - Derivative assets and liabilities include options, swaptions, and futures. Fair value of over the counter (“OTC”) derivative products is calculated using models such as the Black-Scholes option-pricing model, which uses pricing inputs as observed from actively quoted markets, and is widely accepted by the financial services industry. A substantial majority of the Company’s OTC derivative products use pricing models and are categorized as Level 2 of the fair value hierarchy.

Separate account assets - Separate account assets are categorized into Level 2 where the balances represent government bonds carried at fair value, and partnerships which are carried as the pro-rata share of the limited partnership’s NAV are not categorized in the fair value hierarchy.

Presented below is the fair value of all assets and liabilities measured at fair value:

At December 31, 2020	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Bonds	$—	$796	$—	$—	$796
Common stock	364	—	9,132	41,227	50,723
Cash and short-term investments	69,568	—	—	116,300	185,868
Partnerships	—	—	—	108,909	108,909
Derivative assets	38	231,913	—	—	231,951
Total cash and investments	69,970	232,709	9,132	266,436	578,247
Separate account assets	8,611	361,334	—	615,310	985,255
Total assets	$78,581	$594,043	$9,132	$881,746	$1,563,502

Liabilities
Derivative liabilities	$—	$151,458	$—	$—	$151,458
Total liabilities	$—	$151,458	$—	$—	$151,458

At December 31, 2019	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Bonds	$—	$3,269	$—	$—	$3,269
Common stock	529	—	7,039	31,891	39,459
Cash, cash equivalents and short-term investments	91,875	—	—	122,800	214,675
Partnerships	—	—	—	108,805	108,805
Derivative assets	650	114,718	—	—	115,368
Total cash and investments	93,054	117,987	7,039	263,496	481,576
Separate account assets	14,180	332,193	—	546,094	892,467
Total assets	$107,234	$450,180	$7,039	$809,590	$1,374,043

Liabilities
Derivative liabilities	$—	$49,151	$—	$—	$49,151
Total liabilities	$—	$49,151	$—	$—	$49,151

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for Level 3 assets and liabilities, for which significant unobservable inputs were used in determining each instrument’s fair value:

				Net
				Investment
				Gains/Loss in	Total
		Transfers	Transfers	Earnings	Gains/Losses
At	Beginning	Into	Out of	(Realized and	Included in					Ending
December 31, 2020	Balance	Level 3	Level 3	Unrealized)	Surplus	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$7,039	$—	$—	$—	$—	$2,093	$—	$—	$—	$9,132
Totals	$7,039	$—	$—	$—	$—	$2,093	$—	$—	$—	$9,132

				Net
				Investment
				Gains/Loss in	Total
		Transfers	Transfers	Earnings	Gains/Losses
At	Beginning	Into	Out of	(Realized and	Included in					Ending
December 31, 2019	Balance	Level 3	Level 3	Unrealized)	Surplus	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$8,978	$—	$—	$—	$—	$—	$—	$(1,939)	$—	$7,039
Totals	$8,978	$—	$—	$—	$—	$—	$—	$(1,939)	$—	$7,039

During 2020 and 2019, there were no significant transfers between fair value levels 1 and 2.

The tables below show the aggregate fair value for all of the Company’s financial instruments and their corresponding level within the fair value hierarchy. Since the SSAP No. 100 hierarchy only applies to items that are carried at fair value at the reporting date, the items in the previous tables are subsets of the amounts reported in the following tables.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

							Not
							Practicable
	Aggregate	Admitted					(Carrying
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Value)
	(in thousands)
At December 31, 2020
Bonds	$6,662,393	$5,735,202	$311,368	$6,351,025	$—	$—	$—
Preferred stock	2,528	2,337	—	2,528	—	—	—
Common stock	50,723	1,680,154	364	—	9,132	41,227	—
Mortgage loans	438,833	428,663	—	—	438,833	—	—
Real estate	52,991	53,248	—	52,991	—	—	—
Cash, cash equivalents and short-term investments	185,868	185,868	69,568	—	—	116,300	—
Derivative asset	231,951	231,951	38	231,913	—	—	—
Surplus notes	125,262	93,512	—	125,262	—	—	—
Other invested assets	121,235	121,330	—	—	—	108,909	12,326
Separate account assets	985,255	985,255	8,611	361,334	—	615,310	—

Derivative liability	151,458	151,458	—	151,458	—	—	—

Type or Class of Financial	Carrying	Effective	Maturity
Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - Low income housing tax credits	$12,326	N/A	N/A	A

A – It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available.

							Not
							Practicable
	Aggregate	Admitted					(Carrying
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Value)
	(in thousands)
At December 31, 2019
Bonds	$6,093,467	$5,548,289	$273,515	$5,769,575	$50,377	$—	$—
Preferred stock	11,282	11,000	—	11,282	—	—	—
Common stock	39,459	1,525,065	529	—	7,039	31,891	—
Mortgage loans	500,444	494,202	—	—	500,444	—	—
Real estate	51,425	53,804	—	51,425	—	—	—
Cash, cash equivalents and short-term investments	214,675	214,675	91,875	—		122,800	—
Derivative asset	115,368	115,368	650	114,718	—	—	—
Surplus notes	120,613	93,719	—	120,613	—	—	—
Other invested assets	123,630	128,781	—	—	—	108,805	14,825
Separate account assets	892,467	892,467	14,180	332,193	—	546,094	—

Derivative liability	49,151	49,151	—	49,151	—	—	—

Type or Class of Financial	Carrying	Effective	Maturity
Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - Low income housing tax credits	$14,825	N/A	N/A	A

A - It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The tables below show investments measured using the NAV as the practical expedient (in thousands):

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2020
Common Stock	41,227	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	116,300	-	Not applicable	Not applicable
Other invested assets	108,909	28,294	Not applicable	Not applicable
Separate account assets	615,310	10,688	Not applicable or quarterly	Not applicable or 70 days

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2019
Common Stock	31,891	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	122,800	-	Not applicable	Not applicable
Other invested assets	108,805	35,854	Not applicable	Not applicable
Separate account assets	546,094	13,834	Not applicable or quarterly	Not applicable or 70 days

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments

The carrying value and the fair value of investments in bonds is summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2020	Value	Gains	Losses	Value
	(in thousands)
Bonds:
U.S. government obligations	$247,806	$63,161	$—	$310,967
Government agencies, authorities and subdivisions	368,040	71,678		439,718
Corporate:
Asset backed securities	317,791	9,099	631	326,259
Communications	327,914	78,427	72	406,269
Consumer & retail	1,143,633	224,843	1,814	1,366,662
Financial institutions	632,756	124,415	188	756,983
Industrial and chemicals	598,450	124,322	246	722,526
REITS	105,591	9,267	172	114,686
Transportation	133,773	27,370	566	160,577
Utilities	608,994	88,648	4,021	693,621
Total corporate	3,868,902	686,391	7,710	4,547,583

Private placements	388,762	27,570	3,869	412,463
Mortgage-backed securities	861,692	90,266	296	951,662
Total bonds	$5,735,202	$939,066	$11,875	$6,662,393

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2019	Value	Gains	Losses	Value
	(in thousands)
Bonds:
U.S. government obligations	$241,774	$31,743	$2	$273,515
Government agencies, authorities and subdivisions	417,761	52,965	179	470,547
Corporate:
Asset backed securities	275,556	5,716	719	280,553
Communications	328,612	46,211	310	374,513
Consumer & retail	1,034,599	117,084	2,786	1,148,897
Financial institutions	585,209	76,523	84	661,648
Industrial and chemicals	546,579	68,053	296	614,336
REITS	118,364	6,434	1,715	123,083
Transportation	125,760	14,335	70	140,025
Utilities	480,116	59,600	3,054	536,662
Total corporate	3,494,795	393,956	9,034	3,879,717

Private placements	378,144	21,948	1,308	398,784
Mortgage-backed securities	1,015,815	57,063	1,974	1,070,904
Total bonds	$5,548,289	$557,675	$12,497	$6,093,467

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2020, by contractual maturity, is as follows:

	Carrying	Fair
	Value	Value
	(in thousands)
Years to Maturity:
One or less	$152,456	$155,982
After one through five	767,223	828,406
After five through ten	817,018	940,387
After ten	3,136,813	3,785,956
Mortgage-backed securities	861,692	951,662
Total	$5,735,202	$6,662,393

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in preferred and common stocks are summarized as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2020	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$2,337	$191	$—	$2,528
Unaffiliated common stocks	45,433	5,428	138	50,723
Total stocks	$47,770	$5,619	$138	$53,251

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2019	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$11,000	$282	$—	$11,282
Unaffiliated common stocks	38,757	1,208	506	39,459
Total stocks	$49,757	$1,490	$506	$50,741

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2020:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2020	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$212	$—	$—	$—	$212	$—
Government agencies, authorities and subdivisions Corporate:	—	—	—	—	—	—
Asset-backed securities	59,205	539	9,333	92	68,538	631
Communications	5,761	72	—	—	5,761	72
Consumer & retail	29,664	1,736	922	78	30,586	1,814
Financial institutions	12,010	188	—	—	12,010	188
Industrial and chemicals	22,745	213	2,697	33	25,442	246
REITS	2,411	172	—	—	2,411	172
Transportation	8,471	566	—	—	8,471	566
Utilities	63,307	1,375	9,881	2,646	73,188	4,021
Total corporate	203,574	4,861	22,833	2,849	226,407	7,710

Private placements	36,888	3,398	6,873	471	43,761	3,869
Mortgage-backed securities	3,615	149	97	147	3,712	296
Total bonds	244,289	8,408	29,803	3,467	274,092	11,875

Common stocks	—	—	129	138	129	138
Total bonds and stocks	$244,289	$8,408	$29,932	$3,605	$274,221	$12,013

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2019	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$—	$—	$679	$2	$679	$2
Government agencies, authorities and subdivisions Corporate:	8,284	179	312	—	8,596	179
Asset-backed securities	73,340	625	13,206	94	86,546	719
Communications	16,811	310	2,438	—	19,249	310
Consumer & retail	31,781	1,357	32,500	1,429	64,281	2,786
Financial institutions	15,220	72	14,988	12	30,208	84
Industrial and chemicals	8,373	96	12,629	200	21,002	296
REITS	—	—	4,112	1,715	4,112	1,715
Transportation	4,223	70	—	—	4,223	70
Utilities	19,656	247	15,404	2,807	35,060	3,054
Total corporate	169,404	2,777	95,277	6,257	264,681	9,034

Private placements	12,664	756	12,640	552	25,304	1,308
Mortgage-backed securities	66,921	702	50,059	1,272	116,980	1,974
Total bonds	257,273	4,414	158,967	8,083	416,240	12,497

Preferred stocks					—	—
Common stocks	11,637	195	529	311	12,166	506
Total bonds and stocks	$268,910	$4,609	$159,496	$8,394	$428,406	$13,003

The table below includes all loan-backed securities, for which the present value of the cash flows expected to be collected is less than the amortized cost basis:

Book/Adjusted
Carrying Value
	Amortized Cost			Amortized	Fair Value
	Before Current	Projected	Recognized	Cost After	at the Time
CUSIP:	Period OTTI	Cash Flows	OTTI	OTTI	of OTTI
(in thousands)

	$	$	$	$	$

Total	$—	$—	$—	$—	$—

The Company recorded $5.0 million, $11.2 million, and $3.6 million of other-than-temporary impairments on bonds in 2020, 2019, and 2018, respectively. There were no impairments recognized on common stock in 2020, 2019, or 2018.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2020	2019
Geographic Region
New England	3.6%	3.3%
Middle Atlantic	6.0%	8.9%
East North Central	12.7%	12.1%
West North Central	17.2%	16.0%
South Atlantic	3.5%	6.4%
East South Central	2.6%	2.3%
West South Central	6.1%	5.4%
Mountain	19.1%	17.0%
Pacific	29.2%	28.6%
Total	100.0%	100.0%

Property Type
Apartment	33.9%	30.0%
Retail	27.9%	26.0%
Office building	18.5%	19.5%
Industrial	14.0%	17.4%
Mixed use	2.5%	4.2%
Other commercial	3.2%	2.9%
Total	100.0%	100.0%

The Company applies a consistent and disciplined approach to evaluating and monitoring credit risk, and monitors credit quality on an ongoing basis. Quality ratings are based on internal evaluations of each loan’s specific characteristics considering a number of key inputs. The two most significant contributors to credit quality are debt service coverage and loan-to-value ratios. The debt service coverage ratio measures the amount of property cash flow available to meet annual interest and principal payments on debt. The loan-to-value ratio, commonly expressed as a percentage, compares the amount of the loan to the fair value of the underlying property collateralizing the loan.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following tables summarize the credit quality of the Company’s commercial mortgage loan portfolio based on loan-to-value (“LTV”) and debt service coverage ratios:

	Debt Service Coverage Ratios as of December 31, 2020
						Total
	2.0x and	1.5x to	1.25x to	1.0x to	Less than	Carrying
LTV Range	greater	1.99x	1.499x	1.249x	1.0x	Value
	(in thousands)
< 50%	$129,301	$21,611	$9,843	$3,733	$—	$164,488
50% - 60%	35,094	70,568	29,947	21,542	—	157,151
60% - 70%	31,500	39,494	—	—	607	71,601
70% - 80%	10,000	10,500	—	—	—	20,500
80% - 90%	—	—	—	—	—	—
> 90%	—	3,713	—	11,210	—	14,923
Total	$205,895	$145,886	$39,790	$36,485	$607	$428,663

	Debt Service Coverage Ratios as of December 31, 2019
						Total
	2.0x and	1.5x to	1.25x to	1.0x to	Less than	Carrying
LTV Range	greater	1.99x	1.499x	1.249x	1.0x	Value
	(in thousands)
< 50%	$102,173	$29,863	$29,753	$24,787	$—	$186,576
50% - 60%	108,450	54,157	10,981	8,430	—	182,018
60% - 70%	18,500	34,598	—	21,985	7,331	82,414
70% - 80%	—	13,680	11,394	—	—	25,074
80% - 90%	—	—	—	—	722	722
> 90%	—	3,713	11,210	—	2,475	17,398
Total	$229,123	$136,011	$63,338	$55,202	$10,528	$494,202

The distribution of the book value of mortgage loans, classified by scheduled year of contractual maturity as of December 31, 2020 and 2019, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2020	2019
Due in 1 year or less	2.2%	6.5%
Due after 1 year through 3 years	10.7%	9.7%
Due after 3 years through 5 years	13.8%	9.0%
Due after 5 years through 10 years	44.2%	51.4%
Due after 10 years through 15 years	21.9%	13.8%
Due after 15 years	7.2%	9.6%
Total	100.0%	100.0%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

During 2020, the Company originated mortgage loans of $29.5 million. The minimum and maximum lending rates for mortgage loans originated during 2020 were 3.2% and 4.1%, respectively. The Company did not reduce the interest rate on any outstanding mortgage loan in 2020 or 2019. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money loans was 64%.

An age analysis of mortgage loans aggregated by type is as follows:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
(in thousands)
1. Recorded Investment (All)
(a) Current	$428,663	$428,663	$494,202	$494,202
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
2. Accruing Interest 90-179 Days Past Due
(a) Recorded Investment	—	—	—	—
(b) Interest Accrued	—	—	—	—
3. Interest Reduced
(a) Recorded Investment	—	—	—	—
(b) Number of Loans	—	—	—	—
(c) Percent Reduced	—%	—%	—%	—

Taxes, assessments and any amounts advanced and not included in the mortgage loans total were $26 thousand as of December 31, 2020 and 2019.

Investment in impaired loans with or without allowance for credit losses:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. With Allowance for Credit Losses	$—	$—	$—	$—
2. No Allowance for Credit Losses	3,713	3,713	3,713	3,713

Interest income on non-performing loans is generally recognized on a cash basis.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Additional disclosures regarding impaired loans are as follows:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. Average Recorded Investment	$3,713	$3,713	$6,662	$6,662
2. Interest Income Recognized	204	204	201	201
3. Recorded Investments on Nonaccrual Status	—	—	—	—
4. Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	186	186	186	186

The Company reviews loans for impairment based on several factors including, but not limited to, deteriorating market conditions, significant changes in debt coverage and loan-to-value ratios, and borrower specific credit issues. When the Company determines that, based on this current information and events, it is probable it will be unable to collect all amounts due according to the contractual terms, the Company measures an impairment based on the difference between the estimated fair market value of the underlying collateral less recovery costs and the recorded investment in the loan and records a valuation allowance for the impaired loan with a corresponding charge to unrealized gain or loss. The Company continues to accrue interest as due on these loans until such point it is deemed uncollectible. If there is a significant change in the estimated fair value of the collateral, then the valuation allowance is adjusted accordingly. If the impairment is deemed to be other than temporary in nature, a direct write-down of the loan is recognized as a realized loss. This new cost basis is not adjusted for subsequent change in the fair value of the underlying collateral. Loans that have been directly written down recognize interest income on a cash basis.

For loans classified as troubled debt restructuring, the Company may grant concessions related to the borrowers’ financial difficulties. Generally, these types of concessions include: 1) a modification to the payment terms in order for the borrower not to become delinquent on payments, 2) a refinance or extension of the maturity date at below current market terms, and/or 3) a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the portfolio monitoring process, the Company may have recorded a specific valuation allowance prior to the quarter when the loan was modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly.

The Company had total recorded investments in restructured loans of $3.7 million as of December 31, 2020 and 2019. The cumulative realized capital loss pertaining to these restructured loans was $1.5 million as of December 31, 2020 and 2019. The Company had no non-performing loans (delinquent more than 90 days) as of December 31, 2020.

The Company donated a portion of a real estate property in 2019 and recognized a loss of $0.1 million, which was recorded in net realized capital gains and losses. No real estate property was donated in 2020.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Low Income Housing Tax Credit Properties

The Company invested in LIHTC properties of $12.3 million and $14.8 million as of December 31, 2020 and 2019, respectively, which is less than 10% of total admitted assets. The Company accounts for these investments using the proportional amortized cost method. In 2020, 2019, and 2018, amortization of $2.9 million, $3.1 million, and $6.1 million was included in net investment income, respectively. The Company recognized $2.2 million in tax credits and $0.6 million of other tax benefits in 2020, and $2.4 million in tax credits and $0.7 million of other tax benefits in 2019. The remaining holding periods on these investments vary with the longest being 9 years, and the Company anticipates full absorption of all LIHTC. The required holding period is 15 years. The LIHTC properties are not subject to any regulatory reviews. The Company did not recognize any impairments or write-downs during 2020 on the LIHTC investments. The Company has $0.6 million in remaining commitments to be funded over the next year.

Restricted Assets

The following table discloses the amount and nature of any assets pledged to others as collateral or otherwise restricted by the Company as of December 31, 2020 (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Restricted Asset	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Category	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
FHLB capital stock	$9,132	$—	$—	$—	$9,132	$7,039	$2,093	$9,132	0.09%	0.09%
On deposit with state	6,907	—	—	—	6,907	7,117	(210)	6,907	0.06%	0.07%
Pledged as collateral to FHLB (including assets backing funding agreements)	458,387	—	—	—	458,387	281,659	176,728	458,387	4.30%	4.36%
Pledged as collateral not captured in other categories	1,560	—	—	—	1,560	2,133	(573)	1,560	0.01%	0.01%
Other restricted assets	52,796	—	—	—	52,796	28,608	24,188	52,796	0.50%	0.50%
Total restricted assets	$528,782	$—	$—	$—	$528,782	$326,556	$202,226	$528,782	4.96%	5.03%

Below provides detail for those assets pledged as collateral not captured in other categories (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Pledged assets for interest rate swaps	$1,560	$—	$—	$—	$1,560	$2,133	$(573)	$1,560	0.01%	0.01%
Total	$1,560	$—	$—	$—	$1,560	$2,133	$(573)	$1,560	0.01%	0.01%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Below provides detail for assets categorized as other restricted assets (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Cash collateral pledged for counterparties with derivative exposure	$52,796	$—	$—	$—	$52,796	$28,608	$24,188	$52,796	0.50%	0.50%
Total	$52,796	$—	$—	$—	$52,796	$28,608	$24,188	$52,796	0.50%	0.50%

Net Investment Income

Major categories of the Company’s net investment income are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Income
Bonds	$249,994	$258,614	$258,138
Preferred stocks	360	462	462
Common stocks, unaffiliated	1,753	2,369	2,915
Mortgage loans	18,933	23,501	22,865
Real estate (1)	11,666	10,424	14,560
Policy loans	24,535	26,356	27,405
Short-term investments and cash	298	1,056	1,712
Other invested assets	23,009	21,998	31,459
Derivative instruments	25,934	56,534	(19,079)
Other	91	120	65
Total investment income	356,573	401,434	340,502
Expenses
Depreciation	5,900	5,997	9,140
Interest expense	43,970	40,282	24,918
Other	17,627	17,997	19,731
Total investment expenses	67,497	64,276	53,789
Net investment income	$289,076	$337,158	$286,713

(1) Includes amounts for the occupancy of company-owned property of $7,958, $7,338, and $6,709 in 2020, 2019, and 2018, respectively.

There was no nonadmitted accrued investment income at December 31, 2020 and 2019.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Net Realized Gains and Losses

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Bonds and other debt securities
Gross gains	$5,570	$4,135	$2,076
Gross losses	(8,976)	(12,388)	(5,084)
Common stocks, unaffiliated
Gross gains	753	1,292	416
Gross losses	(618)	(1,544)	(235)
Partnerships
Gross gains	112	94	—
Gross losses	(10,443)	(17)	(7,633)
Other
Gross gains	90	616	335
Gross losses	(1,139)	(2,552)	(5,533)
Net realized capital losses	(14,651)	(10,364)	(15,658)
Amount transferred to IMR, net of tax	(1,836)	(1,038)	(592)
	(16,487)	(11,402)	(16,250)
Less federal income taxes on realized capital gains after effect of transfer to IMR	(1,558)	(2,387)	1,280
Net realized capital losses	$(18,045)	$(13,789)	$(14,970)

Loan-Backed Securities

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company recorded $9.9 million, $0.0 million, and $7.6 million of impairments on non-public limited partnerships in 2020, 2019 and 2018, respectively. These limited partnerships have underlying characteristics of preferred and common stock. Fair values utilized in determining impairments were determined by the Company based on the limited partnerships’ operating results.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Repurchase Agreements

The Company periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred. Any repurchase liability is included in other liabilities. There were no open transactions at December 31, 2020 or 2019.

Prepayment Penalty and Acceleration Fees

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), below are the number of CUSIPs sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee:

At December 31, 2020
General Account
(in thousands)
Number of CUSIPs	33
Aggregate amount of investment income (in thousands)	$5,016

D. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2020	2019
	(in thousands)
Net deferred tax asset	$—	$9,040
Furniture and equipment	13,339	16,348
Software applications	113,146	109,130
Prepaid expenses	10,913	10,394
Other	2,934	3,379
Total nonadmitted assets	$140,332	$148,291

E. Reinsurance

The Company reinsures certain risks assumed in the normal course of business. Effective in March 2018, for certain indexed universal life products, the Company may retain up to $4 million of risk on an individual life. For other individual life products sold on or after August 16, 2004, the Company generally retains no more than $2 million of risk on any person (excluding accidental death benefits and dividend additions). For individual life products sold after 2001 but prior to August 16, 2004, the Company generally retains no more than $1 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total premiums from direct business were $540.5 million, $529.0 million, and $566.3 million in 2020, 2019, and 2018, respectively. Of those direct premiums, individual life premiums ceded were $151.8 million, $176.9 million, and $178.5 million for the years ended December 31, 2020, 2019, and 2018, respectively, and are included as a reduction of premium and annuity considerations. Total individual life insurance ceded was $27.3 billion and $28.1 billion of the $54.0 billion and $50.2 billion in force at December 31, 2020 and 2019, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

E. Reinsurance (continued)

At December 31, 2020 and 2019, neither the Company nor any of its representatives, officers, trustees, or directors had more than 10% ownership of or direct or indirect control over any non-affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity. There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2020 and 2019. The Company’s largest reserve credit with a non-affiliate as of December 31, 2020 and 2019 was with Hannover Life Reinsurance Company of America for $448.6 million and $434.2 million, respectively.

No reinsurance agreements were in force at December 31, 2020 and 2019 which would likely result in a payment to the reinsurer in excess of the total direct premiums collected.

Effective July 1, 2015 the Company entered into a coinsurance with funds withheld agreement with Catamount domiciled under the laws of the state of Vermont.  The agreement is for Catamount to reinsure National Life’s Closed Block policies, which includes policies that were in force and had existing reserves established by the Company as of the effective date of the agreement. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2020	2019
	(in thousands)
Insurance in-force	$4,035,197	$4,338,693
Premiums	59,775	72,036
Policy Reserves	2,548,731	2,691,783

Effective December 31, 2017, the Company entered into a reinsurance agreement with an unaffiliated reinsurer to cede reserves totaling $392.5 million, which included in-force term and guaranteed universal life business on a coinsurance basis and additional traditional life and universal life on a yearly renewable term basis. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2020	2019
	(in thousands)
Insurance in-force	$7,903,194	$8,276,105
Premiums	39,094	46,450
Policy Reserves	446,953	432,696

Disability income products are significantly reinsured, primarily with Unum Provident Corporation (“UNUM”). All amounts reinsured by UNUM are on a modified coinsurance basis. The Company ceded 50% of the experience risk on open claims as of 1/1/1991 to UNUM. Interest is paid to UNUM on these reserves at a rate of 9.44%. The Company ceded 80% of the experience risk on the remaining reserves reinsured with UNUM post 1/1/1991. Interest is paid to UNUM on these reserves at a rate of 6.98%. Total disability income premiums ceded in 2020, 2019, and 2018 were $12.8 million, $14.1 million, and $15.0 million, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

E. Reinsurance (continued)

In 2020, 2019, and 2018, there were no reinsurance assumption changes to life insurance and annuity products.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

The Company’s reinsurance treaties meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

F. Federal Income Taxes

The components of the net deferred tax asset (“DTA”)/ (liability) at December 31 are as follows:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Gross deferred tax assets	$152,404	$7,824	$160,228	$155,167	$7,922	$163,089
Valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	152,404	7,824	160,228	155,167	7,922	163,089
Nonadmitted deferred tax asset	—	—	—	(9,040)	—	(9,040)
Net deferred tax asset	152,404	7,824	160,228	146,127	7,922	154,049

Gross deferred tax liabilities	(70,279)	(9,497)	(79,776)	(64,962)	(5,000)	(69,962)
Net admitted deferred tax asset	$82,125	$(1,673)	$80,452	$81,165	$2,922	$84,087

	Change
	Ordinary	Capital	Total
	(in thousands)
Gross deferred tax assets	$(2,763)	$(98)	$(2,861)
Valuation allowance	—	—	—
Adjusted gross deferred tax assets	(2,763)	(98)	(2,861)
Nonadmitted deferred tax asset	9,040	—	9,040
Net deferred tax asset/ (liability)	6,277	(98)	6,179
	—	—	—
Gross deferred tax liabilities	(5,317)	(4,497)	(9,814)
Net admitted deferred tax asset/ (liability)	$960	$(4,595)	$(3,635)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The admission calculation components at December 31 are as follows:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$80,111	$2,906	$83,017	$81,131	$2,956	$84,087
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	80,111	2,906	83,017	81,131	2,956	84,087
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	372,548	N/A	N/A	330,436
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	72,293	4,918	77,211	64,997	4,966	69,963
Deferred tax assets admitted as the result of application of SSAP 101	$152,404	$7,824	$160,228	$146,128	$7,922	$154,050

	Change
	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$(1,020)	$(50)	$(1,070)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(1,020)	(50)	(1,070)
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	42,112
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	7,296	(48)	7,248
Deferred tax assets admitted as the result of application of SSAP 101	$6,276	$(98)	$6,178

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

At December 31, 2020 and 2019, the following ratio percentages were used to determine recovery period and threshold limitation:

	2020	2019
	(dollars in thousands)
Ratio percentage	15%	15%
Total adjusted capital exDTA	$2,709,234	$2,392,495

At December 31, 2020 and 2019, tax planning strategies had the following impact on deferred tax assets:

	2020		2019
	Ordinary	Capital	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$152,404	$7,824	$155,167	$7,922
Percentage of total gross deferred tax assets	—%	100%	—%	100%
Net admitted adjusted gross DTAs	$152,404	$7,824	$146,128	$7,922
Percentage of total net admitted deferred tax assets	—%	37%	—%	100%

	Change
	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$(2,763)	$(98)
Percentage of total gross deferred tax assets	—%	—%
Net admitted adjusted gross DTAs	$6,276	$(98)
Percentage of total net admitted deferred tax assets	—%	(63)%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities pursuant to SSAP No. 101, Income Taxes at December 31, 2020.

Federal current income taxes incurred consists of the following major components:

	2020	2019	Change
	(in thousands)
Tax benefit on operations	$(22,750)	$(9,429)	$(13,321)
Tax expense (benefit) on realized capital gains/losses	1,558	2,471	(913)
Tax credits	(2,157)	(4,125)	1,968
Total current income benefit incurred	$(23,349)	$(11,083)	$(12,266)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The components of deferred tax assets and liabilities are as follows:

	2020	2019	Change
	(in thousands)
Deferred Tax Assets:
Ordinary
Reserves	$50,320	$53,763	$(3,443)
Deferred acquisition costs	37,794	35,045	2,749
Policyholder dividends	1,553	1,629	(76)
Fixed assets	26,562	26,350	212
Employee benefits	31,168	33,615	(2,447)
Other	5,007	4,765	242
Subtotal	152,404	155,167	(2,763)
Nonadmitted deferred tax assets	—	(9,040)	9,040
Admitted ordinary deferred tax assets	152,404	146,127	6,277
Capital
Capital invested assets	7,824	7,922	(98)
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	7,824	7,922	(98)
Total admitted deferred tax assets	160,228	154,049	6,179

Deferred Tax Liabilities:
Ordinary
Ordinary invested assets	14,231	12,163	2,068
Fixed assets	18,459	16,203	2,256
Deferred and uncollected premiums	7,878	8,626	(748)
Reserves	13,636	16,381	(2,745)
Real estate	7,402	6,006	1,396
Other	8,673	5,583	3,090
Total deferred tax liabilities	70,279	64,962	5,317
Capital
Capital invested assets	9,497	5,000	4,497
Total deferred tax liabilities	79,776	69,962	9,814

Net admitted deferred tax asset	$80,452	$84,087	$(3,635)

Effective March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) into law. With respect to this legislation, the Company filed a net operating loss carryback claim resulting in a $5.6 million tax benefit recorded in the current year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The Company’s total provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to pretax income. The significant items causing this difference are as follows:

	2020	2019
	(in thousands)
Permanent Differences:
Pretax income computed at statutory rate	$916	$6,251
Amortization of IMR	(606)	(625)
Prior year taxes	(363)	(134)
Tax rate change	(5,637)	462
Dividends received deduction	(414)	(520)
COLI	(2,019)	(1,959)
Intercompany management fee	(408)	(96)
Tax credits	(2,158)	(2,407)
Reinsurance gain in surplus	(2,879)	(2,973)
Other permanent differences	(302)	357
Total	$(13,870)	$(1,644)

Total current income taxes incurred	(23,349)	(11,083)
Adjusted (increase) decrease in net deferred taxes	9,479	9,439
Total	$(13,870)	$(1,644)

The Company recognizes income tax benefits and any related reserves in accordance with SSAP No. 5R, “Liabilities, Contingencies and Impairment of Assets”, as modified by paragraph 3.a. of SSAP No. 101. Currently, the Company only files income tax returns in the United States.

The Company is no longer subject to US federal, state, and local income tax examinations by tax authorities for years prior to 2017.

As of 2020, there are no unrecognized tax benefits for the Company. It is likely there will be no significant change in the amount of unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2020 and 2019, the Company recognized $0.4 million and $0.1 million, as expense for interest and penalties, respectively. The Company had approximately $0.0 million and $0.6 million accrued for interest and penalties at December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company has no operating loss or tax credit carryforwards available. There were no income taxes incurred in the current year and prior years that will be available for recoupment in the event of future net losses.

The Company’s federal income tax return is consolidated with the following entities: LSW, Catamount, Longhorn, NLHC, NLVF, Sentinel Asset Management, Inc. (“SAMI”), Sentinel Administrative Services, Inc., and Equity Services, Inc. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement. Allocation is based upon separate return calculations with current benefit for net losses and tax credits to the extent utilized in the consolidated income tax return. Intercompany tax balances are settled quarterly.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

G. Information Concerning Parent, Subsidiaries and Affiliates

During 2016, Longhorn Reinsurance Company was formed as a direct subsidiary of National Life. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. NLIC made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. NLIC procured a letter of credit (“LOC”) for the account of Longhorn, which will pay an ongoing procurement fee to NLIC for the LOC and agree to reimburse NLIC for any draw on the LOC. The LOC has a face amount of $60.0 million as of December 31, 2020. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

In 2020, there were capital contributions totaling $160.5 million from NLVF to National Life, which included a cash capital contribution of $115 million, and a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million. In 2020, there was a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million, from National Life to LSW. In 2019, there was a cash capital contribution of $75.0 million from National Life to LSW.

The Company owns 100% of LSW, whose carrying value exceeds 10% of the admitted assets of the Company. NLIC carries LSW at statutory equity less surplus notes issued of $30 million in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities. At December 31, 2020 the statement value of LSW’s assets and liabilities were $25,868.5 million and $24,209.0 million, respectively. LSW’s net income was $162.3 million for the year ended December 31, 2020.

All intercompany transactions are settled on a current basis. Amounts receivable or payable at December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. There was $28.7 million payable to LSW as of December 31, 2020 and $41.9 million payable to LSW as of December 31, 2019.

Pursuant to the Company’s expense sharing agreement with LSW, in which LSW will reimburse the Company for administrative and other general expenses associated with services provided by NLIC, the Company received reimbursement of $265.7 million and $282.0 million for the years ended December 31, 2020 and December 31, 2019, respectively.

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s assets or liabilities existed at December 31, 2020 and 2019.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2020 or 2019 to potentially move non-admitted assets into the parent or other affiliates.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans

The Company sponsors a frozen non-contributory qualified defined benefit plan that provided benefits to employees in the Career channel general agencies. The plan was amended effective January 1, 2004 to freeze plan benefits. No new participants were admitted to the plan after December 31, 2003, and there were no increases in benefits after December 31, 2003 for existing participants. This pension plan is separately funded. Plan assets are primarily mutual funds and bonds held in a Company separate account and funds invested in a group variable annuity contract held in the general account of National Life. None of the securities held in the Company’s separate account were issued by the Company.

The Company sponsors other pension plans including a non-contributory defined benefit plan for National Life career general agents who met the eligibility requirements to enter the plan prior to January 1, 2005. These plans are non-qualified and are not separately funded.

The Company sponsors defined benefit postemployment plans that provide medical benefits to agency staff and agents. Medical coverage is contributory; with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The postemployment plans are not separately funded, and the Company, therefore, pays for plan benefits from operating cash flows. The costs of providing these benefits are recognized as they are earned.

The Company also sponsors various defined contribution and deferred compensation plans.

The following tables show the plans’ combined funded status at December 31:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$72,660	$74,553	$81,720	$1,162	$1,186	$1,596
Service cost	1	176	—	—	—	—
Interest cost	2,167	2,837	2,712	37	46	55
Plan participants’ contributions	—	—	—	129	126	126
Actuarial losses (gains)	5,640	8,490	(2,681)	207	56	(339)
Benefits paid	(7,138)	(7,301)	(7,198)	(258)	(252)	(252)
Settlement	—	(6,095)	—	—	—	—
Benefit obligation, end of year	73,330	72,660	74,553	1,277	1,162	1,186
Change in plan assets:
Fair value of plan assets, beginning of year	15,864	13,536	14,387	—	—	—
Actual return on plan assets	2,139	2,539	(431)	—	—	—
Employer contributions	6,283	13,185	6,778	129	126	126
Plan participants’ contributions	—	—	—	129	126	126
Benefits paid	(7,138)	(7,301)	(7,198)	(258)	(252)	(252)
Settlement	—	(6,095)	—	—	—	—
Fair value of plan assets, end of year	17,148	15,864	13,536	—	—	—
Funded status	$(56,182)	$(56,796)	$(61,017)	$(1,277)	$(1,162)	$(1,186)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Amounts recognized in the balance sheets
Pension and other post-retirement benefit obligations liability	$25,622	$28,750	$35,593	$1,714	$1,866	$2,030
Minimum pension liability	30,560	28,046	25,424	(437)	(704)	(844)
Net amount recognized	$56,182	$56,796	$61,017	$1,277	$1,162	$1,186
Pension and other post-retirement benefit obligations liability	$(56,182)	$(56,796)	$(61,017)	$(1,277)	$(1,162)	$(1,186)
Amounts recognized in unassigned funds (surplus)
Net transition asset or obligations	$—	$—	$—	$—	$—	$—
Net actuarial (gain) loss	30,560	28,046	25,424	(437)	(704)	(844)
Net prior service costs (benefits)	—	—	—	—	—	—
Net amount recognized	$30,560	$28,046	$25,424	$(437)	$(704)	$(844)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost at December 31 were as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Adjustments to Unassigned Funds (Surplus)
Items not yet recognized as a component of net periodic cost - prior year	$28,046	$25,424	$28,498	$(704)	$(844)	$(532)
Net transition asset or obligation recognized	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	—	—	—
Net gain or loss arising during the period	4,314	6,651	(1,347)	207	57	(339)
Net gain or loss recognized	(1,800)	(4,029)	(1,727)	60	83	27
Items not yet recognized as a component of net periodic cost - current year	$30,560	$28,046	$25,424	$(437)	$(704)	$(844)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$1	$176	$—	$—	$—	$—
Interest cost	2,167	2,837	2,712	37	46	55
Expected return on plan assets	(813)	(700)	(903)	—	—	—
Amortization of unrecognized transition obligation or transition asset	—	—	—	—	—	—
Amortization of unrecognized gains and losses	1,800	1,513	1,727	(60)	(83)	(27)
Amount of prior service cost recognized	—	—	—	—	—	—
Gain or loss recognized due to settlement	—	2,529	—	—	—	—
Net periodic benefit cost	$3,155	$6,355	$3,536	$(23)	$(37)	$28

Over the next year, the estimated amount of amortization from unassigned funds into net periodic benefit cost related to net actuarial gains is $2.1 million. There will be no amortization from unassigned funds into net periodic benefit cost related to prior service costs next year.

The total accumulated benefit obligation was $73.3 million, $71.3 million, and $74.0 million at December 31, 2020, 2019 and 2018, respectively.

In 2020, 2019, and 2018, there was no admitted intangible pension asset.

	Pension Benefits			Other Benefits
	2020	2019	2018	2020		2019		2018
The actuarial assumptions used in determining the benefit obligation at the measurement date:
a. Discount rate	2.20%	3.10%	4.10%	2.20%		3.10%		4.10%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
Weighted-average assumptions used to determine net periodic pension cost:
a. Discount rate	3.10%	4.10%	3.40%	3.10%		4.10%		3.40%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
c. Expected long-term rate of return on plan assets	5.30%	5.30%	6.50%	N/A	%	N/A	%	N/A	%

The projected health care cost trend rate (“HCCTR”) was 5.0% for 2020, 2019 and 2018. The HCCTR of 5.0% is the ultimate trend rate.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (“APBO”) for the remaining plan by approximately $90 thousand and increase the service and interest cost of net periodic postretirement benefit cost by approximately $2 thousand. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by approximately $81 thousand and the service and interest cost of net periodic postretirement benefit cost by approximately $2 thousand.

The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

Plan assets are invested as follows:

	December 31,
	2020	2019
Plan Asset Category
Fixed Income	97%	90%
Group annuity contract and other	3%	10%
Total	100%	100%

The primary objective is to maximize long-term total return within the investment policy and guidelines. The Company’s investment policy for the plan assets associated with the separately funded plans is to maintain a target allocation of approximately 90%-100% fixed income and 0-10% alternative investments when measured at fair value.

The Company’s expected long-term rate of return of 4.7% is based upon the combination of current asset mix and the Company’s historical and projected experience on long-term projections by investment research organizations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The concentrations of credit risk associated with the plan assets are shown in the table below:

		2020	2019
		(in thousands)
Fixed income	Aerospace/Defense	240	420
	Airlines	26	27
	Automotive	108	97
	Banking	1,068	1,551
	Cable	259	262
	Chemicals	165	144
	Consumer products	250	532
	Food and Beverage	392	525
	Government agency	939	1,015
	Health Care	332	421
	Housing	464	434
	Insurance - Health	182	151
	Insurance - Property and Casualty	502	721
	Insurance - Life	254	216
	Independent	131	116
	Integrated	213	186
	Local authorities	469	432
	Machine Construction	—	113
	Manufacturing	633	119
	Media	271	234
	Metals/Mining	485	404
	Midstream	131	124
	Pharmaceuticals	653	645
	Railroads	284	654
	Real Estate Investment Trusts	169	157
	Retailers	167	358
	Technology	347	917
	Transportation	509	428
	Utilities	392	1,312
	Wireless	156	134
	Wirelines	226	200
	Bond Funds	6,211	1,004
	Total fixed income	16,628	14,053
Partnerships		—	983
Cash		288	562
Group annuity		142	16
	Total investments (1)	$17,058	$15,614

(1)	The difference to total plan assets of $17,148 in 2020 and $15,864 in 2019 shown in the changes in plan assets are accruals for income and liabilities.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The valuation techniques used for the plan assets are:

Corporates - Corporate bonds are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Corporate bonds are categorized as Level 2 in the fair value hierarchy. Bond mutual funds that are traded daily and have a readily determinable net asset value are not categorized in the fair value hierarchy.

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and, as such, the Company values them at its pro-rata share of the limited partnership’s net asset value, or its equivalent. Investments in limited partnerships are not categorized in the fair value hierarchy.

Group annuity - This category consists of an investment in a National Life group variable annuity contract. The contract is carried at amortized cost, which approximates fair value. These assets are categorized in Level 2 of the hierarchy.

The valuation of plan assets for 2020 are as follows:

2020 Fair Value	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Corporates	$—	$10,507	$—	$6,211	$16,718
Cash	288	—	—	—	288
Group annuity	—	142	—	—	142
Total assets	$288	$10,649	$—	$6,211	$17,148
Liabilities
Total liabilities	—	—	—	—	—
Total plan assets	$288	$10,649	$—	$6,211	$17,148

The valuation of plan assets for 2019 are as follows:

2019 Fair Value	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Corporates	—	$13,299	$—	$1,004	$14,303
Partnerships	—	—	—	983	983
Cash	562	—	—	—	562
Group annuity	—	16	—	—	16
Total assets	$562	$13,315	$—	$1,987	$15,864
Liabilities
Total liabilities	—	—	—	—	—
Total plan assets	$562	$13,315	$—	$1,987	$15,864

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

During 2020 and 2019, there were no significant transfers between fair value Levels 1 and 2.

Projected benefit payments for defined benefit obligations for each of the five years following December 31, 2020, and in aggregate for the five years thereafter is as follows:

	Pension	Other Benefit	Total
Year	Payments	Payments	Payments
	(in thousands)
2021	$7,310	$131	$7,441
2022	6,568	125	6,693
2023	5,987	118	6,105
2024	5,602	112	5,714
2025	5,368	105	5,473
2026-2030	22,592	429	23,021

The Company’s general policy is to contribute the regulatory minimum required amount into its separately funded defined benefit pension plan. However, the Company may elect to make larger contributions subject to maximum contribution limitations. The Company’s expected contribution for 2021 into its separately funded defined benefit pension plan for agency employees is approximately $0.3 million.

The Company participates in a 401(k) plan for its employees. Employees earning less than a specified amount and hired prior to January 1, 2021 receive a 75% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Employees earning more than a specified amount will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. On December 14, 2020, the Company announced that employees hired on or after January 1, 2021 will receive a 100% match up to 6% of an employee’s salary, subject to maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Vesting and withdrawal privilege schedules are attached to the Company’s matching contributions. Plan assets invested in the mutual funds are outside the Company and, as such, are excluded from the Company’s assets and liabilities. The Company’s contribution to the 401(k) plans for its employees for the years ended December 31, 2020, 2019, and 2018, was $0.5 million, $0.6 million, and $0.6 million respectively.

The Company also provides a 401(k) plan for its regular full-time agents. The Company makes an annual contribution equal to 6.1% of an agent’s compensation up to the Social Security taxable wage base plus 7.5% of the agent’s compensation in excess of the Social Security taxable wage base. In addition, the agent may elect to defer a portion of the agent’s compensation, up to the legal limit on elective deferrals, and have that amount contributed to the plan. Total annual contributions cannot exceed certain limits which vary based on total agent compensation. The Company’s match on the agents’ 401(k) plan was $1.3 million, $1.2 million, and $1.1 million for the years ended December 31, 2020, 2019, and 2018, respectively.

For all of the Company’s defined contribution plans, accumulated funds may be invested by the employee in a group annuity contract issued by the Company or in mutual funds (several of which are sponsored by an affiliate of the Company).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The Company participates in plans that are sponsored by its parent company, NLVF. The Company has no ongoing obligation in connection with these plans outside of contributing towards the annual cost for the Company’s employees who participate in these plans. The Company expense in connection with these plans was $3.0 million, $4.6 million, and $13.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

In July 2018, the Company issued surplus notes with a principal balance of $350 million that mature in 2068. These surplus notes will accrue interest at a fixed rate of 5.25% until July 18, 2048, and thereafter at a floating rate equal to the Three-month USD LIBOR rate (or a substitute or successor base rate that is most comparable to such rate, to be determined pursuant to the terms of the notes) plus 3.314%. The surplus notes are redeemable by the Company on or after July 19, 2048. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on January 19 and July 19 of each year. In April 2019, the Company issued an additional $128 million of the 2068 5.25% surplus notes. After including $22.1 million issued in a 2018 exchange transaction discussed below, a total of $500 million of 2068 5.25% surplus notes were issued. The Company paid interest of $26.3 million in 2020 and had $11.8 million of unapproved interest that was not accrued at December 31, 2020.

The Company has outstanding surplus notes with a principal balance of $168.0 million, bearing interest at 10.5% and a maturity date of September 15, 2039. These surplus notes were originally issued at $200 million in exchange for cash. During 2020 and 2019, the Company repurchased $0.0 million and $1.2 million of the notes, respectively. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on March 15 and September 15 of each year. The Company paid $17.6 million in 2020 and had $5.2 million of unapproved interest that was not accrued at December 31, 2020. Total principal and interest paid on the surplus note is $262.2 million.

All surplus notes are unsecured and subordinated in right of payment to all present and future indebtedness, policy claims and prior claims and rank pari passu with any future surplus notes, and any redemption payment may be made only with prior approval of the Commissioner, whose approval will only be granted if, in the judgment of the Commissioner, the financial condition warrants the making of such payments. The notes shall not be entitled to any sinking fund.

In July 2018, National Life also completed an exchange transaction, in which it issued an additional $22.1 million of the 5.25% surplus notes in exchange for its 10.5% surplus notes, originally issued in 2009, with a principal balance of $12.8 million. The discount at the time of the exchange, $9.3 million, will be recognized in interest expense over the life of the 5.25% surplus notes.

The Company has outstanding 2.5 million common stock $1 par shares. The shares are wholly-owned by its parent NLVF. At the time of issuance, the Company recorded $5.0 million of additional paid-in-capital. At December 31, 2020 and 2019, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations (continued)

NLHC, a stock holding company, currently owns all the outstanding shares of NLVF, which in turn currently owns all the outstanding shares of the Company. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock. Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, issuance of $200.0 million in debt financing in 2003, issuance of an additional $75.0 million in debt financing in 2005, as the sponsor of certain employee related benefit plans, and its ownership of National Life’s outstanding stock. Under the terms of the mutual holding company reorganization described in Note A, NLHC must always hold a majority of the voting shares of NLVF.

Policyowner surplus is restricted by required statutory surplus of $5.0 million in the state of VT, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. Special surplus funds were $14.0 million and $11.5 million as of December 31, 2020 and 2019, respectively.

In 2020, the Company paid no dividends. In 2019, the Company declared dividends to NLVF totaling $210 million, which included a $28 million dividend paid in August 2019, the transfer of its ownership of Longhorn to NLVF as a dividend valued at $22 million, and a dividend of $160 million declared as of December 31, 2019, which was paid in February 2020.  Certain dividends declared by the Company in excess of the greater of net gain from operations or 10% of statutory surplus require pre-approval by the Commissioner. Within the limitations of the above, there are no restrictions placed on the portion of the Company’s profits that may be paid as ordinary dividends to the shareholder. No stock is held for special purposes.

In 2020, there were capital contributions totaling $160.5 million from NLVF to National Life, which included a cash capital contribution of $115 million, and a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million. The Company did not receive any capital contributions during 2019.

As of December 31, 2020, the Company had securities of $6.9 million in insurance department special deposit accounts.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”), which provides National Life with access to a secured asset-based borrowing capacity. It is part of the Company's strategy to utilize this borrowing capacity for funding agreements and for backup liquidity.  The proceeds have been invested in a pool of fixed and floating rate income assets.

Further information regarding our FHLB agreements is as follows:

FHLB Capital Stock – Aggregate Totals

	General
At December 31, 2020	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	2,080	2,080
Activity Stock	6,149	6,149
Excess Stock	903	903
Aggregate Total	$9,132	$9,132

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.3

	General
At December 31, 2019	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	2,082	2,082
Activity Stock	4,816	4,816
Excess Stock	141	141
Aggregate Total	$7,039	$7,039

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.4

FHLB Membership Stock (Class A and B) Eligible for Redemption

	Current	Not Eligible		6 Months to	1 to Less
	Period	for	Less than	Less than	than	3 to
	Total	Redemption	6 Months	1 Year	3 Years	5 Years
(in thousands)
Class A	$—	$—	$—	$—	$—	$—
Class B	2,080	2,080	—	—	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements (continued)

Collateral Pledged to FHLB

Total Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2020	Value	Value	Borrowing
	(in thousands)
General account	$499,597	$458,387	$149,975
Total	$499,597	$458,387	$149,975

			Aggregate
	Fair	Carrying	Total
At December 31, 2019	Value	Value	Borrowing
	(in thousands)
General account	$301,634	$281,701	$115,395
Total	$301,634	$281,701	$115,395

Maximum Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2020	Value	Value	Borrowing
	(in thousands)
General account	$534,580	$497,496	$118,295
Total	$534,580	$497,496	$118,295

			Aggregate
	Fair	Carrying	Total
At December 31, 2019	Value	Value	Borrowing
	(in thousands)
General account	$350,999	$347,864	$101,775
Total	$350,999	$347,864	$101,775

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements (continued)

Borrowing from FHLB

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2020	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$
Funding agreements	149,975	—	149,975	149,975
Other	—	—	—
Aggregate total	$149,975	$—	$149,975	$149,975

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2019	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	115,395	—	115,395	115,395
Other	—	—	—	—
Aggregate total	$115,395	$—	$115,395	$115,395

Maximum Amount Borrowed During Reporting Period

	General	Separate
At December 31, 2020	Account	Account	Total
	(in thousands)
Debt	$—	$—	$—
Funding agreements	171,295	—	171,295
Other	—	—	—
Aggregate total	$171,295	$—	$171,295

The Company has no prepayment obligations under the funding arrangements with the FHLB.

K. Business Risks, Commitments and Contingencies

Business Risks

As of December 31, 2020, and 2019, the Company held $111.3 million and $123.5 million, respectively, of commercial mortgage-backed securities (“CMBS”). The fair value of the Company’s CMBS was $122.8 million and $130.4 million at December 31, 2020 and December 31, 2019, respectively. The Company had no other-than-temporary impairments related to CMBS investments as of December 31, 2020 and 2019, respectively. The extent and duration of any future market or sector decline is unknown, as is the potential impact of such a decline on the Company’s investment portfolio.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

The Company routinely executes transactions with counterparties in the financial services industry, including brokers and dealers, commercial banks, investment banks and other financial institutions. Many of these transactions expose the Company to credit risk in the event of default of the respective counterparties. In addition, the underlying collateral supporting the Company’s structured securities, including CMBS, may deteriorate or default causing these structured securities to incur losses.

The Company may hedge various business risks using over-the-counter derivative instruments to a pre-approved number of counterparties. While the Company carefully monitors counterparty exposures and holds collateral to limit such risk, if counterparties fail or refuse to honor their obligations, the hedges of the related risk will be ineffective. Such failure could have a material adverse effect on the Company’s results of operations and financial condition. At December 31, 2020, the Company’s over-the-counter notional exposure to derivative counterparties totaled $267.8 million with a combined market value of $80.5 million owed to the Company by these derivative counterparties. To mitigate this risk, the Company requires that counterparties post collateral when exposure exceeds certain thresholds. As of December 31, 2020, the net exposure with any individual counterparty related to the Company’s derivative positions did not exceed $20.6 million. For more information on derivatives see Note O - Derivative Financial Instruments.

The Company also is subject to the risk that the issuers of, or other obligors of, securities owned by the Company may default on payments with respect to such securities. The Company’s investment portfolio includes investment securities in the financial services sector and other sectors that have recently experienced defaults, and in the prevailing climate of economic uncertainty and volatility, the credit quality of many issuers has been adversely affected, which has increased the risk of default on such securities. Further defaults could have a material adverse effect on the Company’s results of operations or financial condition.

In addition, potential action by governments and regulatory bodies in response to the financial crisis affecting the global banking system and financial markets, such as investment, nationalization and other intervention, could negatively impact these instruments, securities, transactions and investments. There can be no assurance that any such losses or impairments to the carrying value of these assets would not materially and adversely affect the Company’s results of operations or financial condition.

U.S. long-term interest rates remain at relatively low levels by historical standards. Periods of low or declining interest rates have the potential to negatively affect the Company’s profitability in the following principal ways:

•	Low or declining interest rates tend to decrease the yield the Company earns on its portfolios of fixed income investments. This could in turn compress the spreads the Company earns on products, such as universal life and certain annuities, on which it is contractually obligated to pay customers a fixed minimum rate of interest. Should new money interest rates be sufficiently below guaranteed minimum rates for a long enough period, the Company may be required to pay policyholders or annuity owners at a higher rate than the rate of return it earns on the portfolio of investments supporting those products.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

•	In periods of low and declining interest rates, the Company generally must invest the proceeds from the maturity, redemption or sale of fixed income securities from its portfolio at a lower rate of interest than the rate it had been receiving on those securities. A low interest rate environment may also be likely to cause redemptions and prepayments to increase. In addition, in periods of low and declining interest rates, it may be difficult to identify and acquire suitable investments for proceeds from new product sales or proceeds from the maturity, redemption or sale of fixed income securities from the Company’s portfolios, which could further decrease the yield it earns on its portfolio or cause the Company to reduce the sales of some products.

The success of the Company’s investment strategy and hedging arrangements will also be affected by general economic conditions. These conditions may cause volatile interest rates and equity markets, which in turn could increase the cost of hedging. Volatility or illiquidity in the markets could significantly and negatively affect the Company’s ability to appropriately execute its hedging strategies.

The Company’s reserves for future policy benefits and claims may prove to be inadequate. The Company establishes and carries, as a liability, reserves based on estimates of the amount that will be needed to pay for future benefits and claims. For the Company’s life insurance and annuity products, these reserves are calculated based on many assumptions and estimates, including estimated premiums that will be received over the assumed life of the policy, the timing of the event covered by the insurance policy, the lapse rate of the policies, the amount of benefits or claims to be paid and the investment returns on the assets purchased with the premiums received. The assumptions and estimates used in connection with establishing and carrying reserves are inherently uncertain. Accordingly, it cannot be determined with precision the ultimate amounts that will be paid or the timing of payment of, actual benefits and claims or whether the assets supporting the policy liabilities will grow to the level assumed prior to payment of benefits or claims.

If actual experience is different from assumptions or estimates, the reserves may prove to be inadequate in relation to the estimated future benefits and claims. As a result, the Company would incur a charge to earnings in the period in which reserves are increased.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability or other factors.

In addition, the Company could fail to accurately anticipate changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match the respective pricing assumptions or past results. As a result, the Company’s summary of operations could be materially adversely affected.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations, or in interpretations thereof, that are made for the benefit of the consumer sometimes lead to additional expense for the insurer and, thus, could have a material adverse effect on our financial condition and results of operations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

Federal legislation and administrative policies can significantly and adversely affect insurance companies, including policies regarding financial services regulation, securities regulation, derivatives regulation, pension regulation, health care regulation, privacy, tort reform legislation and taxation. In addition, various forms of direct and indirect federal regulation of insurance have been proposed from time to time, including proposals for the establishment of an optional federal charter for insurance companies.

Commitments and Contingencies

The Company is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings and governmental examinations. Although the Company is not aware of any actions, proceedings or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial condition.

The Company anticipates additional capital investments of $28.3 million into existing limited partnerships due to funding commitments.

The Company participates in the guaranty association of each state in which it conducts business. The amount of any assessment is based on various rates, established by members of the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December 31, 2020, the Company had accrued assessment charges of $0.3 million with expected payment over the next ten years. The Company has also recorded a related asset of $0.5 million for premium tax credits, which are expected to be realized through 2030.

The Company has a multi-year contract with NTT Data, Inc which expires June 30, 2024. The contract provides data processing, information systems application and infrastructure services from NTT Data. Expense paid under the contract with NTT was $41.1 million and $33.9 million in 2020 and 2019, respectively. The expense paid includes a base amount and variable expenses related to project work performed during the year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

L. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. As described in Note E - Reinsurance, the Company entered into a reinsurance transaction with Catamount to reinsure the Closed Block policies. Assets, liabilities, and results of operations of the Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and capital and surplus, and on the statements of operations and changes in capital and surplus.

At December 31, 2020 and 2019, Closed Block liabilities exceeded Closed Block assets and no additional dividend obligation was required.

	For the Year Ended December 31,
Income Statement Data	2020	2019	2018
	(in thousands)
Revenues:
Premiums and considerations	$63,312	$76,207	$87,156
Net investment income	108,803	115,843	120,111
Total revenues	172,115	192,050	207,267

Benefits and Expenses:
Change in reserves	(143,918)	(90,299)	(96,657)
Policy benefits	276,382	222,518	250,412
Operating expenses	2,584	2,739	2,915
Commissions	736	805	929
Other expenses	834	1,305	1,523
Total benefits and expenses	136,618	137,068	159,122

Dividends to policyholders	(26,766)	(36,424)	(38,824)
Income tax (expense) benefit	3,326	(10)	8,201
Net realized capital losses	(1,885)	(7)	(216)

Net income	$10,172	$18,541	$17,306

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities

At December 31, 2020 and 2019, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

				Separate
	General			Account
	Account			Nonguaranteed			Total			Percent
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2020	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts
	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$6,170	$4,259	$—	$—	$—	$—	$6,170	$4,259	$—	0.7%
At book value less current surrender charge of 5% or more	48,882	113,702	—	791	—	—	49,673	113,702	—	10.5%
Total with adjustment or at market value	55,052	117,961	—	791	—	—	55,843	117,961	—	11.2%

At book value without adjustment (minimal or no charge or adjustment)	491,805	—	74,338	169,897	427,667	—	661,702	427,667	74,338	74.7%
Not subject to discretionary withdrawal	49,841	17,574	153,461	239	—	—	50,080	17,574	153,461	14.2%

Total annuity reserves and deposit fund liabilities (before reinsurance)	596,698	135,535	227,799	170,927	427,667	—	767,625	563,202	227,799	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$596,698	$135,535	$227,799	$170,927	$427,667	$—	$767,625	$563,202	$227,799	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	8,534	—	—	335	—	—	8,869	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

				Separate
	General			Account
	Account			Nonguaranteed			Total			Percent
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2019	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts
	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$6,349	$4,126	$—	$—	$—	$—	$6,349	$4,126	$—	0.7%
At book value less current surrender charge of 5% or more	52,372	105,015	—	1,847	—	—	54,219	105,015	—	10.8%
Total with adjustment or at market value	58,721	109,141	—	1,847	—	—	60,568	109,141	—	11.5%

At book value without adjustment (minimal or no charge or adjustment)	491,217	—	75,751	159,294	—	—	650,511	—	75,751	49.0%
Not subject to discretionary withdrawal	54,168	15,385	118,736	225	396,527	—	54,393	411,912	118,736	39.5%

Total annuity reserves and deposit fund liabilities (before reinsurance)	604,106	124,526	194,487	161,366	396,527	—	765,472	521,053	194,487	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$604,106	$124,526	$194,487	$161,366	$396,527	$—	$765,472	$521,053	$194,487	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	10,328	—	—	1,075	—	—	11,403	—	—

At December 31, 2020 and 2019, the Company’s life reserves that are subject to discretionary withdrawal, surrender values or policy loans and not subject to discretionary withdrawal or no cash value provisions are summarized as follows:

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2020	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$311,873	$244,343	$334,051	$—	$—	$—
Universal Life with Secondary Guarantees	93,435	83,608	320,403	—	—	—
Indexed Universal Life	265,121	264,532	269,442	—	—	—
Indexed Universal Life with Secondary Guarantees	968,310	720,681	903,627	—	—	—
Other Permanent Cash Value Life Insurance	2,723,189	2,723,189	3,199,868	—	—	—
Variable Universal Life	46,391	40,227	50,664	354,893	314,766	376,489

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	145,331	—	—	—
Accidental Death Benefits	—	—	21	—	—	—
Disability - Active Lives	—	—	20,077	—	—	—
Disability - Disabled Lives	—	—	11,640	—	—	—
Miscellaneous Reserves	—	—	67,869	—	—	—
Total life reserves (before reinsurance)	4,408,319	4,076,580	5,322,993	354,893	314,766	376,489

Less reinsurance ceded	2,567,261	2,553,329	3,040,752	—	—	—
Net life reserves	$1,841,058	$1,523,251	$2,282,241	$354,893	$314,766	$376,489

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2019	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$321,132	$247,054	$342,232	$—	$—	$—
Universal Life with Secondary Guarantees	92,518	81,849	313,707	—	—	—
Indexed Universal Life	255,173	253,871	258,307	—	—	—
Indexed Universal Life with Secondary Guarantees	797,626	558,845	736,977	—	—	—
Other Permanent Cash Value Life Insurance	2,794,751	2,794,751	3,318,423	—	—	—
Variable Universal Life	43,942	36,631	47,661	306,950	264,557	325,757

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	140,996	—	—	—
Accidental Death Benefits	—	—	22	—	—	—
Disability - Active Lives	—	—	20,743	—	—	—
Disability - Disabled Lives	—	—	12,552	—	—	—
Miscellaneous Reserves	—	—	91,507	—	—	—
Total life reserves (before reinsurance)	4,305,142	3,973,001	5,283,127	306,950	264,557	325,757

Less reinsurance ceded	2,700,052	2,684,432	3,176,155	—	—	—
Net life reserves	$1,605,090	$1,288,569	$2,106,972	$306,950	$264,557	$325,757

N. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2020, were as follows:

		Net of
	Gross	Loading
	(in thousands)
Ordinary new business	$6,428	$994
Ordinary renewal	41,362	36,434
Total	$47,790	$37,428

O. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, and Company sponsored benefit plans. All separate account assets are carried at fair value. The Company participates in certain separate accounts.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

O. Separate Accounts (continued)

As of December 31, 2020, and 2019 the Company’s separate account assets included legally insulated assets of $972.1 million and $881.8 million, respectively. Separate account assets not legally insulated, which represent seed money, totaled $13.2 million and $10.7 million as of December 31, 2020 and 2019, respectively.

The seed money is invested pursuant to general account directives.

	2020	2019
	(in thousands)
Separate account premiums and considerations	$15,897	$17,559
Reserves for accounts with assets at fair value	975,084	883,650

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2020	2019
	(in thousands)
Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of 5% or more	$6,053	$7,233

Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of less than 5%	541,125	479,665

Not subject to discretionary withdrawal	427,906	396,752
Total reserves	$975,084	$883,650

A reconciliation of net transfers to (from) separate accounts during the years ended December 31, was as follows:

	2020	2019	2018
	(in thousands)
Net transfers to (from) separate accounts	$(43,895)	$(35,849)	$10,041
Reconciling items	618	195	297
Total	$(43,277)	$(35,654)	$10,338

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

O. Separate Accounts (continued)

As of December 31, 2020, the general account had a maximum guarantee for separate account liabilities of $1.6 million. Amounts paid by the general account related to separate account guarantees during the past five years are as follows:

As of December 31,	Amount
2020	$1,236
2019	37,480
2018	43,154
2017	239
2016	3,725

To compensate the general account for the risk taken, the separate account has paid risk charges for the past five years as follows:

As of December 31,	Amount
2020	$68,164
2019	76,272
2018	82,501
2017	89,072
2016	48,001

P. Derivative Financial Instruments

The Company may purchase and sell various derivative instruments, including equity options, swaps, forwards, and futures based on the performance of certain indexes such as S&P 500 in order to hedge its obligation with respect to indexed products. These derivative instrument purchases are based on an option budget set by the Company for its indexed life and annuity products are authorized under state law, and are purchased from counterparties which conform to the Company’s policies and guidelines regarding derivative instruments. The standard option position involves contracts with durations of one year or less and, except for dynamic portfolio balancing (which is limited), are held to expiration. Exposure to market risk is reduced by the nature of the crediting strategy, which does not credit interest when the indices are below a certain level. If the related index decreases, options purchased expire worthless, and any future contracts will be settled at a loss.

These instruments are marked to market daily and may produce exposure in excess of internal counterparty limits established by the Company’s investment policy. The Company requires the counterparties to post collateral on its behalf to correct any overage stemming from either trading activity or market movements. The Company receives cash, cash equivalents and securities as collateral for any excess exposure and records the collateral received as a liability.

Investments in these types of instruments generally involve the following types of risk: in the case of over-the-counter options, there are no guarantees that markets will exist for these investments if the Company desired to close out a position; exchanges may impose trading limits which may inhibit the Company’s ability to close out positions in exchange-listed instruments; and, if the Company has an open position with a dealer that becomes insolvent, the Company may experience a loss. The Company analyzes its position in derivative instruments relative to its annuity and insurance requirements each market day.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

P. Derivative Financial Instruments (continued)

Cash may be required, depending on market movement, when (1) buying an option or (2) closing an option or futures position. Counterparties may make a single net payment at expiration. Initial acquisition of instruments and subsequent balancing are performed solely for the purpose of hedging liabilities presented by indexed products.

The Company purchases options only from highly rated counterparties. However, in the event the counterparty failed to perform, the Company’s loss would be equal to the fair value of the net options, less any collateral held from that counterparty. The Company is required, in certain instances, to post collateral in order to purchase option, futures, or swap contracts. The amount of collateral that may be required for future or swap trading is determined by the exchange on which it is traded. The amount of collateral that is required for option trading is dependent on the counterparty. Most counterparties do not require collateral.

As part of managing interest rate risk in its funding agreement business, the Company also enters into interest rate swaps. These swaps are primarily pay-fixed for receive-floating interest rate swaps designed to mitigate the interest rate risk in the assets used to back the funding agreements.

The face or contract amount of futures, options purchased, options written, swaptions purchased, and interest rate swaps (original amount for futures, notional amounts for options and swaps) at December 31 were as follows:

	2020	2019
	(in thousands)
Options purchased	$1,107,350	$943,290
Swaptions purchased	200,000	200,000
Interest rate swaps	19,500	19,500
Options written	1,059,030	896,310
Futures purchased	—	1,150

The carrying value of options and futures, and interest rate swaps at December 31 were as follows:

			Primary Underlying
	2020	2019	Risk Exposure
	(in thousands)
Options purchased	$228,508	$113,540	Equity market
Swaptions purchased	103	121	Interest rates
Interest rate swaps	3,302	1,057	Interest rates
Options written	(151,458)	(49,151)	Equity market
Futures purchased	38	650	Equity market
Net carrying value	$80,493	$66,217

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

Q. Fair Value of Financial Instruments

The carrying values and fair values of financial instruments at December 31 were as follows:

	2020		2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(in thousands)
Bonds	$5,735,202	$6,662,393	$5,548,289	$6,093,467
Preferred stocks	2,337	2,528	11,000	11,282
Mortgage loans	428,663	438,833	494,202	500,444
Policy loans	475,743	475,743	509,027	633,342
Investment product liabilities	662,511	627,925	678,195	633,444

Fair value for bonds and preferred stocks are based on published prices by the Securities Valuations Office (“SVO”) of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

Mortgage loan fair values are determined using the average of discounted cash flows for the portfolio using current market rates and average durations.

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

R. Reconciliation to Statutory Annual Statements

There are no adjustments to net income (loss) or capital and surplus as filed.

National Life Insurance Company

Note to Supplemental Schedules of Selected Statutory-Basis Financial Data December 31, 2020

Note – Basis of Presentation

The accompanying schedules and interrogatories present selected statutory-basis financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the Annual Audited Report section of the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the Department.

National Life Insurance Company
Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

(in thousands)

Investment income earned:
U.S. government bonds	$16,564
Other bonds (unaffiliated)	232,908
Bonds of affiliates	522
Preferred stocks (unaffiliated)	360
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	1,753
Common stocks of affiliates	—
Mortgage loans	18,933
Real estate	11,666
Policy loans	24,535
Cash, cash equivalents and short-term investments	298
Other invested assets	23,009
Derivative instruments	25,934
Aggregate write-ins for investment income	91
Gross investment income	$356,573
Real estate owned (book value less encumbrances)	$53,248
Mortgage loans (book value):
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	428,663
Total mortgage loans	$428,663
Mortgage loans by standing (book value):
Good standing	$428,663
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—
Other long-term assets (statement value)	$214,747
Collateral loans	$—
Bonds and stocks of parents, subsidiaries and affiliates (book value):
Bonds	$4,301
Preferred Stocks	$—
Common Stocks	$1,629,431
Bonds and short-term investments by class and by maturity:
Bonds and short-term investments by maturity (statement value)
Due within one year or less	$368,411
Over 1 year through 5 years	1,279,711
Over 5 years through 10 years	1,053,395
Over 10 years through 20 years	1,124,737
Over 20 years	1,908,948
Total by maturity	$5,735,202

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

Bonds and short-term investments by class - statement value:
Class 1	$3,344,550
Class 2	2,102,070
Class 3	191,041
Class 4	79,065
Class 5	14,844
Class 6	3,632
Total by class	$5,735,202
Total bonds publicly traded	$4,339,629
Total bonds privately placed	$1,395,573

Preferred stocks (statement value)	$2,337
Common stocks (market value)	$1,680,154
Short-term investments (book value)	$—
Options, caps & floors owned (statement value)	$228,611
Options, caps & floors written and in force (statement value)	$151,458
Collar, swap & forward agreements open (statement value)	$3,302
Futures contracts open (statement value)	$38
Cash on deposit	$69,568

Life insurance in-force (in thousands):
Industrial	$—
Ordinary	$53,978,768
Credit life	$—
Group life	$—
Amount of accidental death insurance in-force under ordinary policies	$164,619
Life insurance policies with disability provisions in-force (in thousands):
Industrial	$—
Ordinary	$16,572
Credit life	$—
Group life	$—

Supplementary contracts in-force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Amount of income payable	$4,461,633
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	$2,533,356
Group - not involving life contingencies
Amount on deposit	$23,343,456
Amount of income payable	$—
Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	$—

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

(in thousands)

Annuities:
Ordinary:
Immediate - amount of income payable	$3,025
Deferred - fully paid - account balance	$220,290
Deferred - not fully paid - account balance	$513,209
Group:
Amount of income payable	$10,030
Fully paid - account balance	$131,275
Not fully paid - account balance	$4,259

Accident and Health insurance - premiums in force:
Group	$—
Credit	$—
Other	$16,094

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

Claim payments 2020:
Group Accident and Health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Other Accident and Health
2020	$12,459
2019	$12,839
2018	$13,782
2017	$14,190
2016	$14,308
Other coverages that use development methods to calculate claims reserves
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect. Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects. Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Yes ☐ No ☒

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	No		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	No		N/A

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or Yes ☐ No ☒

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP? Yes ☐ No ☒

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

National Life Insurance Company

Summary Investment Schedule

December 31, 2020

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

			Admitted Assets as Reported
	Gross Investment Holdings*		in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Governments	$453,817,608	5.04%	$453,817,608	5.04%
All Other Governments	—	—%	—	—%
U.S. States, Territories and Possessions, etc., Guaranteed	23,820,660	0.26%	23,820,660	0.26%
U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	43,813,172	0.49%	43,813,172	0.49%
U.S. Special Revenue and Special Assessment Obligations, etc., Non-Guaranteed	865,923,256	9.61%	865,923,256	9.61%
Industrial and Miscellaneous	4,292,569,980	47.65%	4,292,569,980	47.65%
Hybrid Securities	37,902,141	0.42%	37,902,141	0.42%
Parent, Subsidiaries and Affiliates	4,301,065	0.05%	4,301,065	0.05%
SVO Identified Funds	—	—%	—	—%
Unaffiliated Bank Loans	13,054,516	0.14%	13,054,516	0.14%
Preferred stocks:
Industrial and Misc. (Unaffiliated)	2,337,125	0.03%	2,337,125	0.03%
Parent, Subsidiaries and Affiliates	—	—%	—	—%
Common Stocks
Industrial and Miscellaneous Publicly Traded (Unaffiliated)	363,520	0.00%	363,520	0.00%
Industrial and Miscellaneous Other (Unaffiliated)	9,132,300	0.10%	9,132,300	0.10%
Parent, Subsidiaries and Affiliates Publicly Traded	—	—%	—	—%
Parent, Subsidiaries and Affiliates Other	1,629,430,724	18.09%	1,629,430,724	18.09%
Mutual Funds	41,227,308	0.46%	41,227,308	0.46%
Unit Investment Trusts	—	—%	—	—%
Closed-End Funds	—	—%	—	—%
Mortgage loans:
Farm Mortgages	—	—%	—	—%
Residential Mortgages	—	—%	—	—%
Commercial Mortgages	428,663,197	4.76%	428,663,197	4.76%
Mezzanine Real Estate Loans	—	—%	—	—%
Real estate investments:
Property occupied by company	51,867,826	0.58%	51,867,826	0.58%
Property held for production of income	—	—%	—	—%
Property held for sale	1,380,000	0.02%	1,380,000	0.02%
Cash, Cash Equivalents, and Short-Term Investments:
Cash	69,568,004	0.77%	69,568,004	0.77%
Cash Equivalents	116,300,000	1.29%	116,300,000	1.29%
Short-Term Investments	—	—%	—	—%
Contract loans	475,742,952	5.28%	475,742,952	5.28%
Derivatives	231,951,084	2.57%	231,951,084	2.57%
Other invested assets	214,746,591	2.38%	214,746,591	2.38%
Receivables for securities	56,306	0.00%	56,306	0.00%
Securities Lending	—	—%	—	—%
Other invested assets	38,872	0.00%	38,872	0.00%
Total invested assets	$9,008,008,207	100.00%	$9,008,008,207	100.00%

Supplement for the year 2020 of the National Life Insurance Company

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For the year ended December 31, 2020
(To be filed by April 1)
Of National Life Insurance Company
Address (City, State, Zip Code): Montpelier VT 05604

NAIC Group Code 0634	NAIC Company Code 66680	Employer's ID Number 03-0144090

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.	Reporting entity's total admitted assets as reported on Page 2 of this annual statement.	$9,531,658,131

2.	Ten largest exposures to a single issuer/borrower/investment.

	1	2	3	4
				Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	Life Insurance Company Of the Southwest	Affiliate Common Stock	$1,629,430,724	17.1%
2.02	CITYSCAPE RESIDENCES	Mortgage	$37,625,000	0.4%
2.03	Anchorage Credit Funding LTD	Bond	$33,500,000	0.4%
2.04	Walt Disney co	Bond	$29,425,487	0.3%
2.05	TA LP	Equity Interest	$29,272,709	0.3%
2.06	NEWPORT COAST SC	Mortgage	$29,000,000	0.3%
2.07	Univ of California	Bond	$26,379,320	0.3%
2.08	Wells Fargo Company	Bond	$25,368,796	0.3%
2.09	Mars Inc	Bond	$25,141,757	0.3%
2.10	Dominion Energy	Bond	$24,144,538	0.3%

3.	Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2
3.01	NAIC 1	$3,344,549,813	35.1%
3.02	NAIC 2	$2,102,070,366	22.1%
3.03	NAIC 3	$191,040,706	2.0%
3.04	NAIC 4	$79,065,603	0.8%
3.05	NAIC 5	$14,844,156	0.2%
3.06	NAIC 6	$3,631,750	0.0%

	Preferred Stocks	3	4
3.07	P/RP-1	$1,962,125	0.0%
3.08	P/RP-2	$375,000	0.0%
3.09	P/RP-3	$0	0.0%
3.10	P/RP-4	$0	0.0%
3.11	P/RP-5	$0	0.0%
3.12	P/RP-6	$0	0.0%

4.	Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?	Yes☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5-10.

4.02	Total admitted assets held in foreign investments	$810,271,597	8.5%
4.03	Foreign-currency-denominated investments	$0	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC 1	$758,021,536	8.0%
5.02	Countries designated NAIC 2	$47,859,417	0.5%
5.03	Countries designated NAIC 3 or below	$4,390,644	0.0%

6.	Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC 1:		1	2
6.01	Country 1:	Cayman Islands	$246,621,096	2.6%
6.02	Country 2:	United Kingdom	$174,857,316	1.8%
	Countries designated NAIC 2:
6.03	Country 1:	Mexico	$36,211,483	0.4%
6.04	Country 2:	Italy	$11,647,934	0.1%
	Countries designated NAIC 3 or below:
6.05	Country 1:	Brazil	$1,642,787	0.0%
6.06	Country 2:	Georgia	$1,236,910	0.0%

		1	2
7.	Aggregate unhedged foreign currency exposure	$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:		1	2
	8.01	Countries designated NAIC 1	$0	0.0%
	8.02	Countries designated NAIC 2	$0	0.0%
	8.03	Countries designated NAIC 3 or below	$0	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC 1:	1	2
9.01	Country 1:	$0	0.0%
9.02	Country 2:	$0	0.0%
	Countries designated NAIC 2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC 3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3	4
10.01	Anchorage Credit Funding	1	$33,500,000	0.4%
10.02	Brigade Debt Funding	1	$21,050,000	0.2%
10.03	Great Lakes CLO	1	$19,549,998	0.2%
10.04	FDF Limited	1	$19,210,000	0.2%
10.05	Venture CDO LTD	1	$18,065,361	0.2%
10.06	Teleconica Europe	2	$17,711,305	0.2%
10.07	Wind River CLO	1	$17,384,936	0.2%
10.08	Telstra Corp	1	$17,007,868	0.2%
10.09	OCP CLO Ltd	1	$17,000,000	0.2%
10.10	Duetsche Telekom Int	2	$16,944,687	0.2%

11.	Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?	Yes☒ No ☐
If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.

11.02	Total admitted assets held in Canadian Investments	$0	0.0%
11.03	Canadian currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%

12.	Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets?
Yes☒ No☐
If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:
	13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?	Yes ☐ No ☒
If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1	2	3
	Name of Issuer
13.02	Life Insurance Company Of the Southwest	$1,629,430,724	17.1%
13.03	TA LP	$29,272,709	0.3%
13.04	Touchstone Funds	$18,054,202	0.2%
13.05	North Haven Credit Ptners	$13,575,893	0.1%
13.06	Centerbridge Capital Prtner	$12,331,180	0.1%
13.07	A&M Capital Partners LP	$8,745,975	0.1%
13.08	DFA US TARGETED VALUE Small Cap I	$8,604,589	0.1%
13.09	LS Power Equity Partners	$8,340,214	0.1%
13.10	Northstar Mezzanine Partners	$7,269,734	0.1%
13.11	American Funds American Balance	$7,254,853	0.1%

14.	Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
	14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets?	Yes☒ No ☐
If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

Ten Largest Fund Managers

	1	2	3	4
	Fund Manager	Total Invested	Diversified	Non-Diversified
14.06	Blackrock Funds	$116,300,000	$116,300,000	$0
14.07	Touchstone Funds	$18,054,202	$18,054,202	$0
14.08	DFA US TARGETED VALUE Small Cap I	$8,604,589	$8,604,589	$0
14.09	American Funds American Balance	$7,254,853	$7,254,853	$0
14.10	Western Asset Funds Core Plus Bond I	$1,778,121	$1,778,121	$0
14.11	Vanguard Extended Market Index	$3,360,832	$3,360,832	$0
14.12	Harbor Funds Capital Appreciation	$1,631,112	$1,631,112	$0
14.13	MFS Value Fund R6	$304,754	$304,754	$0
14.14	Baron Funds Emerging Markets Institution	$193,701	$193,701	$0
14.15	Eaton Vance Inc Inc Fd Bostn-R6	$43,639	$43,639	$0

15.	Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
	15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets?	Yes ☒ No ☐
If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%

16.	Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
	16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?	Yes ☐ No ☒
If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
		2	3
	Type (Residential, Commercial, Agricultural)
16.02	Commercial	$37,625,000	0.4%
16.03	Commercial	$29,000,000	0.3%
16.04	Commercial	$22,265,174	0.2%
16.05	Commercial	$18,916,302	0.2%
16.06	Commercial	$18,500,000	0.2%
16.07	Commercial	$18,446,272	0.2%
16.08	Commercial	$16,885,592	0.2%
16.09	Commercial	$15,924,655	0.2%
16.10	Commercial	$14,000,000	0.1%
16.11	Commercial	$13,431,777	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$3,713,426	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural
		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$14,923,426	0.2%	$0	0.0%
17.02	91% to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81% to 90%	$0	0.0%	$0	0.0%	$0	0.0%
17.04	71% to 80%	$0	0.0%	$20,500,000	0.2%	$0	0.0%
17.05	below 70%	$0	0.0%	$393,239,771	4.1%	$0	0.0%

18.	Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes	Yes ☒ No ☐
If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
Largest five investments in any one parcel or group of contiguous parcels of real estate:

	Description	2	3
18.02		$0	0.0%
18.03		$0	0.0%
18.04		$0	0.0%
18.05		$0	0.0%
18.06		$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

19.	Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
	19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's admitted assets?	Yes ☒ No ☐
If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%

20.	Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0

21.	Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$0	0.0%	$0	0.0%
21.02	Income generation	$0	0.0%	$0	0.0%
21.03	Other	$0	0.0%	$0	0.0%

22.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
22.01	Hedging	$193,087	0.0%	$210,844	$205,100	$199,186
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

23.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
23.01	Hedging	$0	0.0%	$0	$0	$0
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0